As filed with the SEC on November 26, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tanĕ T. Tyler, Esq. 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2014 are attached.

Transamerica Partners Funds Group

Transamerica Asset Allocation Funds

Quarterly Schedules of Investments

September 30, 2014

Money Market Fund

Transamerica Partners Money Market

Bond Funds

Transamerica Partners High Quality Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners Core Bond

Transamerica Partners High Yield Bond

Balanced Fund

Transamerica Partners Balanced

Stock Funds

Transamerica Partners Large Value

Transamerica Partners Stock Index

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Mid Value

Transamerica Partners Mid Growth

Transamerica Partners Small Value

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners International Equity

The above funds, except for Transamerica Partners Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Stock Index Fund is fully invested in the S&P 500 Stock Master Portfolio which is located in this report.

The following schedule reflects each Fund’s Percentage of Interest in the Series of Transamerica Partners Portfolio or S&P 500 Stock Master Portfolio, including any open receivable or payable, at September 30, 2014.

Fund Name	% of Interest in Series Portfolio or MP
Money Market	55.08%
High Quality Bond	24.88
Inflation-Protected Securities	39.76
Core Bond	25.95
High Yield Bond	14.41
Balanced	49.89
Large Value	30.96
Stock Index	7.02
Large Core	27.56
Large Growth	28.78
Mid Value	16.75
Mid Growth	47.21
Small Value	52.49
Small Core	27.35
Small Growth	57.74
International Equity	31.99

Asset Allocation Funds

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Short/Intermediate Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

Transamerica Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Partners Funds Group.

Transamerica Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.5%
Transamerica Partners Large Growth (A) (B)	114,747	$ 3,474,532
Transamerica Partners Large Value (A)	130,450	3,450,399
Transamerica Partners Small Core (A)	83,129	2,271,092
Fixed Income - 89.3%
Transamerica Partners Core Bond (A)	3,841,364	50,629,183
Transamerica Partners High Quality Bond (A)	1,563,673	17,747,692
Transamerica Partners High Yield Bond (A)	1,286,657	11,399,784
Transamerica Partners Inflation-Protected Securities (A)	1,528,558	17,028,138
International Equity - 2.0%
Transamerica Partners International Equity (A)	195,217	2,198,149
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	20,243	214,756

Total Investment Companies (Cost $106,352,233)		108,413,725

Total Investments (Cost $106,352,233) (C)		108,413,725
Other Assets and Liabilities, Net - (0.0)% (D)		(9,555)

Net Assets - 100.0%		$ 108,404,170

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$108,413,725	$—	$—	$108,413,725

Total Investments	$108,413,725	$—	$—	$108,413,725

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each Fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $106,352,233. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,286,758 and $1,225,266, respectively. Net unrealized appreciation for tax purposes is $2,061,492.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 24.7%
Transamerica Partners Large Growth (A) (B)	522,620	$ 15,824,928
Transamerica Partners Large Value (A)	574,082	15,184,468
Transamerica Partners Mid Growth (A)	356,313	3,616,572
Transamerica Partners Mid Value (A)	184,670	3,656,464
Transamerica Partners Small Core (A)	125,367	3,425,022
Fixed Income - 68.2%
Transamerica Partners Core Bond (A)	4,288,705	56,525,132
Transamerica Partners High Quality Bond (A)	1,978,502	22,455,997
Transamerica Partners High Yield Bond (A)	1,602,020	14,193,894
Transamerica Partners Inflation-Protected Securities (A)	1,964,305	21,882,357
International Equity - 7.0%
Transamerica Partners International Equity (A)	1,055,624	11,886,329
Money Market – 0.1%
Transamerica Partners Money Market (A) (B)	19,481	206,674

Total Investment Companies (Cost $161,863,022)		168,857,837

Total Investments (Cost $161,863,022) (C)		168,857,837
Other Assets and Liabilities, Net - (0.0)% (D)		(14,782)

Net Assets - 100.0%		$ 168,843,055

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$168,857,837	$—	$—	$168,857,837

Total Investments	$168,857,837	$—	$—	$168,857,837

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each Fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $161,863,022. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,488,811 and $1,493,996, respectively. Net unrealized appreciation for tax purposes is $6,994,815.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 40.7%
Transamerica Partners Large Growth (A) (B)	1,366,612	$ 41,381,011
Transamerica Partners Large Value (A)	1,594,253	42,167,998
Transamerica Partners Mid Growth (A)	955,930	9,702,686
Transamerica Partners Mid Value (A)	497,187	9,844,297
Transamerica Partners Small Growth (A) (B)	524,689	8,867,247
Transamerica Partners Small Value (A)	602,307	9,203,245
Fixed Income - 47.5%
Transamerica Partners Core Bond (A)	5,165,153	68,076,714
Transamerica Partners High Quality Bond (A)	1,977,618	22,445,964
Transamerica Partners High Yield Bond (A)	1,993,338	17,660,975
Transamerica Partners Inflation-Protected Securities (A)	2,967,912	33,062,538
International Equity - 11.7%
Transamerica Partners International Equity (A)	3,093,559	34,833,478
Money Market - 0.1%
Transamerica Partners Money Market (A) (B)	35,998	381,893

Total Investment Companies (Cost $263,732,626)		297,628,046

Total Investments (Cost $263,732,626) (C)		297,628,046
Other Assets and Liabilities, Net - (0.0)% (D)		(26,097)

Net Assets - 100.0%		$ 297,601,949

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$297,628,046	$—	$—	$297,628,046

Total Investments	$297,628,046	$—	$—	$297,628,046

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each Fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $263,732,626. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $35,852,465 and $1,957,045, respectively. Net unrealized appreciation for tax purposes is $33,895,420.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 54.6%
Transamerica Partners Large Growth (A) (B)	1,075,280	$ 32,559,474
Transamerica Partners Large Value (A)	1,255,977	33,220,583
Transamerica Partners Mid Growth (A)	860,564	8,734,723
Transamerica Partners Mid Value (A)	452,238	8,954,311
Transamerica Partners Small Growth (A) (B)	458,091	7,741,739
Transamerica Partners Small Value (A)	549,408	8,394,956
Fixed Income - 28.3%
Transamerica Partners Core Bond (A)	1,989,159	26,217,110
Transamerica Partners High Quality Bond (A)	314,097	3,564,998
Transamerica Partners High Yield Bond (A)	761,013	6,742,573
Transamerica Partners Inflation-Protected Securities (A)	1,346,256	14,997,288
International Equity - 17.0%
Transamerica Partners International Equity (A)	2,757,836	31,053,234
Money Market - 0.1%
Transamerica Partners Money Market (A) (B)	21,685	230,047

Total Investment Companies (Cost $151,092,146)		182,411,036

Total Investments (Cost $151,092,146) (C)		182,411,036
Other Assets and Liabilities, Net - (0.0)% (D)		(16,081)

Net Assets - 100.0%		$ 182,394,955

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$182,411,036	$—	$—	$182,411,036

Total Investments	$182,411,036	$—	$—	$182,411,036

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each Fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $151,092,146. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $32,303,744 and $984,854, respectively. Net unrealized appreciation for tax purposes is $31,318,890.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Transamerica Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 67.9%
Transamerica Partners Large Growth (A) (B)	753,035	$ 22,801,888
Transamerica Partners Large Value (A)	881,128	23,305,830
Transamerica Partners Mid Growth (A)	631,217	6,406,849
Transamerica Partners Mid Value (A)	354,144	7,012,049
Transamerica Partners Small Growth (A) (B)	347,473	5,872,294
Transamerica Partners Small Value (A)	420,413	6,423,916
Fixed Income - 9.3%
Transamerica Partners Core Bond (A)	302,539	3,987,458
Transamerica Partners High Quality Bond (A)	44,283	502,612
Transamerica Partners High Yield Bond (A)	225,776	2,000,374
Transamerica Partners Inflation-Protected Securities (A)	306,896	3,418,825
International Equity - 22.6%
Transamerica Partners International Equity (A)	2,121,217	23,884,906
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	19,951	211,659

Total Investment Companies (Cost $82,781,097)		105,828,660

Total Investments (Cost $82,781,097) (C)		105,828,660
Other Assets and Liabilities, Net - (0.0)% (D)		(9,450)

Net Assets - 100.0%		$ 105,819,210

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Investment Companies	$105,828,660	$—	$—	$105,828,660

Total Investments	$105,828,660	$—	$—	$105,828,660

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each Fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $82,781,097. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,270,180 and $222,617, respectively. Net unrealized appreciation for tax purposes is $23,047,563.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Notes to Schedules of Investments

At September 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Asset Allocation – Short Horizon (“Short Horizon”), Transamerica Asset Allocation – Short/ Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Asset Allocation – Intermediate Horizon (“Intermediate Horizon”), Transamerica Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Asset Allocation – Long Horizon (“Long Horizon”), (each, a “Fund” and collectively, the “Funds”). Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”). Certain series of the Funds Group invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group is valued at the net asset value (“NAV”) per share of each underlying fund at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees (the “Board”) has delegated the valuation functions on a day-to-day basis to TAM, subject to Board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Funds’ investments, at September 30, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group and certain series of the Funds Group invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Series Portfolio’s Notes to Schedule of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

NOTE 3. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolios’ financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

Transamerica Asset Allocation Funds	September 30, 2014 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.6%
Banks - 3.6%
Korea Development Bank, Series MTN
0.58%, 01/16/2015 - 144A (A)	$ 24,500,000	$ 24,500,000
Standard Chartered PLC
5.50%, 11/18/2014 - 144A	6,410,000	6,451,888

Total Corporate Debt Securities (Cost $30,951,888)		30,951,888

CERTIFICATES OF DEPOSIT - 16.0%
Banks - 13.5%
Bank of Nova Scotia
0.19%, 06/12/2015 (B)	27,000,000	27,000,000
0.20%, 02/05/2015 (B)	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.33%, 06/24/2015 (B)	20,250,000	20,251,476
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.25%, 07/09/2015 (B)	27,500,000	27,500,000
Deutsche Bank AG
0.31%, 11/26/2014 (B)	12,500,000	12,500,000
Korea Development Bank
0.34%, 01/02/2015 (B)	10,000,000	10,000,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (B)	9,500,000	9,500,001
Diversified Financial Services - 2.5%
Credit Suisse
0.28%, 11/25/2014 (B)	21,000,000	21,000,000

Total Certificates of Deposit (Cost $135,751,477)		135,751,477

COMMERCIAL PAPER - 64.1%
Banks - 24.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.09%, 10/02/2014 - 10/07/2014 (B)	21,000,000	20,999,935
Barclays Bank PLC
0.48%, 10/02/2014 - 144A (B) (C)	21,000,000	21,000,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	20,000,000	20,000,000
Mizuho Funding LLC
0.23%, 10/22/2014 - 144A (B)	10,000,000	9,998,658
0.24%, 10/22/2014 - 144A (B)	5,000,000	4,999,300
PNC Bank NA
0.30%, 12/03/2014 (B)	11,000,000	11,000,000
0.31%, 05/01/2015 (B)	12,500,000	12,500,000
Skandinaviska Enskilda Banken AB
0.26%, 03/17/2015 (B)	10,000,000	9,987,939
0.27%, 02/27/2015 - 144A (B)	15,000,000	14,983,238
Standard Chartered Bank
0.29%, 03/02/2015 (B)	3,000,000	2,996,390
0.37%, 05/13/2015 - 144A (B)	23,000,000	22,947,049
Sumitomo Mitsui Banking Corp.
0.24%, 01/02/2015 - 144A (B)	15,000,000	14,990,700
Swedbank AB
0.24%, 01/06/2015 (B)	8,000,000	7,994,934
Westpac Banking Corp.
0.24%, 08/03/2015 (B)	31,000,000	30,997,603
Consumer Finance - 2.0%
Toyota Motor Credit Corp.
0.22%, 01/26/2015 (B)	17,000,000	17,000,000

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 34.4%
Alpine Securitization Corp.
0.22%, 01/02/2015 (B)	$ 8,000,000	$ 7,995,453
0.26%, 11/04/2014 - 144A (B)	15,000,000	14,996,317
0.26%, 01/02/2015 - 01/05/2015 (B)	10,000,000	9,993,175
Cancara Asset Securitisation LLC
0.19%, 10/01/2014 - 144A (B)	10,000,000	10,000,000
Chariot Funding LLC
0.27%, 04/24/2015 - 144A (B)	5,000,000	4,992,313
Ciesco LLC
0.25%, 03/05/2015 (B)	15,000,000	14,983,854
Collateralized Commercial Paper II Co. LLC
0.37%, 03/05/2015 - 144A (B)	25,000,000	24,960,174
0.38%, 05/15/2015 (B)	10,000,000	9,976,144
Gemini Securitization Corp. LLC
0.31%, 10/01/2014 (B)	4,387,000	4,387,000
0.33%, 12/15/2014 (B)	12,500,000	12,491,406
Gotham Funding Corp.
0.15%, 10/06/2014 (B)	2,271,000	2,270,953
0.16%, 10/03/2014 (B)	12,000,000	11,999,893
ING US Funding LLC
0.20%, 10/01/2014 - 10/17/2014 (B)	21,200,000	21,199,004
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	8,500,000	8,498,083
Kells Funding LLC
0.24%, 04/05/2015 - 144A (B)	17,250,000	17,250,000
Liberty Street Funding LLC
Zero Coupon, 10/01/2014	17,800,000	17,800,000
Mont Blanc Capital Corp.
0.22%, 01/07/2015 (B)	5,000,000	4,997,006
Nieuw Amsterdam Receivables Corp.
0.17%, 11/19/2014 (B)	5,000,000	4,998,843
0.18%, 01/07/2015 (B)	7,000,000	6,996,570
Salisbury Receivables Co. LLC
0.18%, 12/04/2014 (B)	7,000,000	6,997,760
0.27%, 03/06/2015 (B)	15,000,000	14,982,450
US Bank NA
0.10%, 10/01/2014 (B)	41,000,000	41,000,000
Victory Receivables Corp.
0.16%, 10/27/2014 (B)	15,000,000	14,998,267
VW Credit, Inc.
0.25%, 10/07/2014 (B)	4,100,000	4,099,829
Electric Utilities - 3.1%
American Electric Power Co., Inc.
0.23%, 10/08/2014 (B)	4,100,000	4,099,816
Dominion Resources
0.23%, 10/01/2014 (B)	4,000,000	4,000,000
OGE Energy Corp.
0.26%, 10/07/2014 (B)	4,000,000	3,999,827
Southern Co. Funding Corp.
0.18%, 10/14/2014 (B)	10,000,000	9,999,350
Westar Energy, Inc.
0.25%, 10/03/2014 (B)	4,100,000	4,099,943
Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Capital LLC
0.27%, 10/20/2014 (B)	4,000,000	3,999,430

Total Commercial Paper (Cost $545,458,606)		545,458,606

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
DEMAND NOTE - 2.4%
Capital Markets - 2.4%
Goldman Sachs & Co.
0.35%, 10/31/2014 (B) (C)	$ 20,000,000	$ 20,000,000

Total Demand Note (Cost $20,000,000)		20,000,000

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 2.3%
Federal Home Loan Bank
0.04%, 10/29/2014 (B)	20,000,000	19,999,378

Total Short-Term U.S. Government Agency Obligation (Cost $19,999,378)		19,999,378

REPURCHASE AGREEMENTS - 11.6%
Barclays Capital, Inc. 0.00% (B) (D), dated 09/30/2014, to be repurchased at $98,700,000 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 2.00% - 6.20%, due 02/15/2023 - 10/25/2044, and with a total value of $100,386,477.	98,700,000	98,700,000
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $201,644 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.25%, due 05/01/2041, and with a value of $206,493.	201,643	201,643

Total Repurchase Agreements (Cost $98,901,643)		98,901,643

Total Investments (Cost $851,062,992) (E)		851,062,992
Other Assets and Liabilities, Net - 0.0% (F)		38,246

Net Assets - 100.0%		$ 851,101,238

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Corporate Debt Securities	$—	$30,951,888	$—	$30,951,888
Certificates of Deposit	—	135,751,477	—	135,751,477
Commercial Paper	—	545,458,606	—	545,458,606
Demand Note	—	20,000,000	—	20,000,000
Short-Term U.S. Government Agency Obligation	—	19,999,378	—	19,999,378
Repurchase Agreements	—	98,901,643	—	98,901,643

Total Investments	$—	$851,062,992	$—	$851,062,992

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Total aggregate value of illiquid securities is $41,000,000, or 4.82% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.01% or (0.01)%.
(E)	Aggregate cost for federal income tax purposes is $851,062,992.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $220,567,720, or 25.92% of the Portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Note
0.38%, 01/31/2016 (A)	$ 10,850,000	$ 10,865,678
0.50%, 07/31/2016 (A)	9,000,000	9,001,053

Total U.S. Government Obligations (Cost $19,854,755)		19,866,731

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.5%
Federal Home Loan Mortgage Corp.
4.50%, 05/01/2023 - 09/01/2026	3,711,435	3,984,645
5.50%, 04/01/2017	56,906	60,319
Federal National Mortgage Association
5.50%, 12/01/2022	288,395	320,932
FREMF Mortgage Trust
Series 2013-K502, Class B
2.84%, 03/25/2045 - 144A (B)	1,820,000	1,833,455
Government National Mortgage Association
1.49%, 03/16/2043	3,788,826	3,695,326
1.78%, 09/16/2041	3,881,806	3,793,716
4.52%, 12/20/2061	2,537,275	2,743,030
4.67%, 11/20/2061 - 09/20/2063	4,489,662	4,858,475
4.75%, 02/20/2061	472,467	507,590
4.80%, 02/20/2063	3,678,113	3,989,546
4.82%, 02/20/2061	463,454	499,725
4.86%, 05/20/2061	844,531	912,544
4.89%, 06/20/2063	3,299,498	3,568,576
4.95%, 05/20/2062	3,957,235	4,266,631
5.19%, 04/20/2062	3,673,416	3,927,528
5.27%, 11/20/2060	2,531,356	2,772,640
5.32%, 04/20/2061	2,016,233	2,187,893
5.47%, 01/20/2060	7,145,192	7,782,321
5.59%, 11/20/2059	5,486,280	5,833,144
5.65%, 06/20/2059	3,678,491	3,923,379
5.75%, 12/15/2022	433,144	475,865

Total U.S. Government Agency Obligations (Cost $63,475,357)		61,937,280

FOREIGN GOVERNMENT OBLIGATION - 0.6%
Province of Ontario Canada
2.30%, 05/10/2016	1,985,000	2,038,134

Total Foreign Government Obligation (Cost $2,006,774)		2,038,134

MORTGAGE-BACKED SECURITIES - 13.3%
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A1A
5.38%, 09/10/2045 (B)	3,545,943	3,711,144
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class A6
4.83%, 11/11/2041	457,181	457,096
Series 2005-PWR8, Class A4
4.67%, 06/11/2041	2,271,473	2,302,726
CD Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.48%, 01/15/2046 (B)	2,000,000	2,083,054
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000,000	3,098,529

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 - 144A	$ 4,050,000	$ 4,141,518
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	4,048,467	4,180,645
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,454,863
Del Coronado Trust
Series 2013-HDC, Class A
0.95%, 03/15/2026 - 144A (B)	2,050,000	2,047,610
GS Mortgage Securities Trust
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	1,562,776	1,562,434
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1
1.25%, 01/15/2047	3,157,958	3,141,947
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.98%, 12/12/2034 (B)	447,512	473,944
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (B)	3,605,083	3,745,620
Series 2007-C1, Class A3
5.79%, 02/15/2051	241,994	241,681
Series 2007-CB20, Class A3
5.82%, 02/12/2051	96,175	96,082
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	3,700,000	3,834,044
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class ASB
5.75%, 06/12/2050 (B)	579,691	584,034
Series 2007-8, Class A2
5.69%, 08/12/2049 (B)	67,187	67,221
NLY Commercial Mortgage Trust
Series 2014-FL1, Class A
1.35%, 11/15/2030 - 144A (B)	3,000,000	3,001,314
NorthStar
Series 2013-1A, Class A
2.01%, 08/25/2029 - 144A (B)	2,133,038	2,135,038
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (B)	385,367	392,114
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/2045 (B)	1,522,195	1,591,689
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,280,349	1,280,106
Series 2007-C30, Class APB
5.29%, 12/15/2043	2,422,339	2,461,489
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1
1.19%, 12/15/2046	1,803,729	1,796,533

Total Mortgage-Backed Securities (Cost $50,382,865)		49,882,475

ASSET-BACKED SECURITIES - 34.6%
Ally Master Owner Trust
Series 2012-3, Class D
2.50%, 06/15/2017 - 144A (B)	2,395,000	2,409,492
Series 2014-1, Class A2
1.29%, 01/15/2019	1,500,000	1,494,722

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 01/15/2020	$ 2,000,000	$ 1,992,284
Series 2014-3, Class A
1.49%, 04/15/2020	1,000,000	998,707
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	1,349,000	1,350,116
Series 2013-3, Class C
2.38%, 06/10/2019	1,000,000	1,008,891
ARI Fleet Lease Trust
Series 2012-B, Class A
0.45%, 01/15/2021 - 144A (B)	292,957	292,809
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000,000	2,055,858
Capital One Multi-Asset Execution Trust
Series 2006-A3, Class A3
5.05%, 12/17/2018	4,000,000	4,236,524
Series 2007-A7, Class A7
5.75%, 07/15/2020	1,000,000	1,118,860
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	530,291	532,980
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	3,875,000	3,878,941
Series 2014-A1, Class A1
1.15%, 01/15/2019	3,875,000	3,871,741
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	2,030,993
Series 2013-A6, Class A6
1.32%, 09/07/2018	2,000,000	2,013,390
Series 2014-A2, Class A2
1.02%, 02/22/2019	3,900,000	3,883,452
Series 2014-A4, Class A4
1.23%, 04/24/2019	3,900,000	3,891,315
CLI Funding V LLC
Series 2013-1A
2.83%, 03/18/2028 - 144A	935,000	924,068
CNH Equipment Trust
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495,000	3,512,957
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	641,905
Series 2014-A, Class A3
0.84%, 05/15/2019	1,090,000	1,088,007
Series 2014-B, Class B
1.93%, 11/15/2021	1,050,000	1,043,083
CNH Wholesale Master Note Trust
Series 2013-2A, Class A
0.75%, 08/15/2019 - 144A (B)	750,000	751,844
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.62%, 03/01/2016	740,974	760,154
Diamond Resorts Owner Trust
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	2,449,905	2,468,132
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,467,180
Series 2014-A3, Class A3
1.22%, 10/15/2019	5,000,000	4,990,215
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
2.12%, 02/01/2016	174,125	175,063

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fifth Third Auto
Series 2013-1, Class A3
0.88%, 10/16/2017	$ 3,000,000	$ 3,011,724
Ford Credit Auto Owner Trust
Series 2010-B, Class B
2.54%, 02/15/2016	4,885,146	4,899,797
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,595,674
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	2,300,000	2,396,250
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,687,096
GE Equipment Transportation LLC
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,139,398
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000,000	2,009,102
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500,000	1,515,313
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	876,085	880,171
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	1,011,664
Invitation Homes Trust
Series 2013-SFR1, Class B
1.60%, 12/17/2030 - 144A (B)	1,080,000	1,059,640
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,437,860
Series 2013-B, Class A3
0.87%, 08/15/2017	1,500,000	1,503,578
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	1,653,067	1,677,679
Small Business Administration
3.33%, 02/25/2022 (B)	2,845,955	3,038,984
4.15%, 07/25/2026 - 08/25/2026 (B)	5,271,398	5,976,324
4.25%, 02/25/2024 (B)	2,980,582	3,282,696
4.69%, 05/25/2026 (B)	949,843	1,085,544
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,097,425
Series 2013-2US, Class A3B
0.58%, 01/14/2017 (B)	2,805,000	2,805,630
Synchrony Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 01/15/2018	4,400,000	4,407,172
Series 2012-5, Class B
1.51%, 06/15/2018	1,850,000	1,863,716
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,831,809
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 - 144A	2,250,000	2,282,510
World Financial Network Credit Card Master Trust
Series 2010-A, Class A
3.96%, 04/15/2019	4,750,000	4,861,867
Series 2013-A, Class A
1.61%, 12/15/2021	5,000,000	4,945,660
Series 2013-B, Class A
0.91%, 03/16/2020	3,535,000	3,532,260
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class B
1.49%, 02/15/2018	865,000	868,205

Total Asset-Backed Securities (Cost $130,502,441)		129,588,431

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 23.2%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.
2.13%, 09/15/2016	$ 1,320,000	$ 1,350,312
Automobiles - 0.3%
American Honda Finance Corp., Series MTN
1.20%, 07/14/2017 (A)	1,250,000	1,245,274
Banks - 5.2%
Bank of Montreal, Series MTN
1.30%, 07/14/2017 (A)	3,150,000	3,147,086
Bank of Nova Scotia
1.30%, 07/21/2017	3,820,000	3,800,793
Deutsche Bank AG
6.00%, 09/01/2017	2,240,000	2,506,717
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,229,146
KFW
1.00%, 01/12/2015	1,250,000	1,252,787
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,308,066
Westpac Banking Corp.
1.20%, 05/19/2017 (A)	2,260,000	2,252,791
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
6.25%, 09/01/2017	3,005,000	3,375,366
Morgan Stanley, Series MTN
6.63%, 04/01/2018 (A)	4,000,000	4,580,896
Chemicals - 0.7%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,549,106
Consumer Finance - 1.3%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,795,391
Caterpillar Financial Services Corp., Series MTN
1.00%, 03/03/2017	2,020,000	2,012,833
Diversified Financial Services - 3.3%
American Honda Finance Corp.
0.73%, 10/07/2016 (B)	1,235,000	1,243,656
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465,000	2,490,572
Citigroup, Inc.
1.70%, 07/25/2016	1,875,000	1,894,003
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750,000	1,832,899
4.21%, 04/15/2016	2,060,000	2,154,381
JPMorgan Chase & Co.
2.00%, 08/15/2017	2,860,000	2,884,382
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,298,085
Verizon Communications, Inc.
1.76%, 09/15/2016 (B)	1,670,000	1,712,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.6%
Hydro-Quebec
1.38%, 06/19/2017 (A)	$ 2,160,000	$ 2,171,776
Food & Staples Retailing - 0.4%
CVS Health Corp.
3.25%, 05/18/2015	1,487,000	1,513,049
Health Care Providers & Services - 0.5%
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,772,096
Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	3,000,000	3,477,771
Insurance - 1.6%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	2,200,000	2,181,744
New York Life Global Funding
1.30%, 10/30/2017 - 144A	3,745,000	3,714,329
Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	3,428,493
Metals & Mining - 0.5%
Vale Overseas, Ltd.
6.25%, 01/23/2017	1,750,000	1,927,940
Oil, Gas & Consumable Fuels - 0.4%
Total Capital International SA
1.55%, 06/28/2017 (A)	1,500,000	1,510,694
Real Estate Investment Trusts - 1.4%
Health Care REIT, Inc.
2.25%, 03/15/2018	1,150,000	1,160,237
6.20%, 06/01/2016	1,750,000	1,899,900
Simon Property Group, LP
1.50%, 02/01/2018 - 144A (A)	2,350,000	2,324,524
Road & Rail - 0.5%
Canadian National Railway Co.
0.44%, 11/06/2015 (B)	1,850,000	1,852,024
Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
1.75%, 05/15/2017	1,460,000	1,467,683
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
2.38%, 09/08/2016	3,618,000	3,695,317

Total Corporate Debt Securities (Cost $86,643,883)		87,014,230

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	29,470,630	29,470,630

Total Securities Lending Collateral (Cost $29,470,630)		29,470,630

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.5%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2014, to be repurchased at $13,004,573 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $13,266,891.

$ 13,004,570	$ 13,004,570

Total Repurchase Agreement (Cost $13,004,570)	13,004,570

Total Investments (Cost $395,341,275) (D)	392,802,481
Other Assets and Liabilities, Net - (4.9)%	(18,350,319)

Net Assets - 100.0%	$ 374,452,162

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$19,866,731	$—	$19,866,731
U.S. Government Agency Obligations	—	61,937,280	—	61,937,280
Foreign Government Obligation	—	2,038,134	—	2,038,134
Mortgage-Backed Securities	—	49,882,475	—	49,882,475
Asset-Backed Securities	—	129,588,431	—	129,588,431
Corporate Debt Securities	—	87,014,230	—	87,014,230
Securities Lending Collateral	29,470,630	—	—	29,470,630
Repurchase Agreement	—	13,004,570	—	13,004,570

Total Investments	$29,470,630	$363,331,851	$—	$392,802,481

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $28,876,364. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $395,341,275. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,199,316 and $3,738,110, respectively. Net unrealized depreciation for tax purposes is $2,538,794.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $46,105,153, or 12.31% of the Portfolio’s net assets.
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 90.5%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,569,985	$ 3,151,625
0.75%, 02/15/2042	9,026,718	8,265,793
1.38%, 02/15/2044	1,906,571	2,039,285
1.75%, 01/15/2028	8,887,765	9,892,500
2.00%, 01/15/2026	6,332,110	7,207,227
2.13%, 02/15/2040 - 02/15/2041	9,543,975	11,843,105
2.38%, 01/15/2025 (A)	17,796,430	20,844,069
2.38%, 01/15/2027	6,462,422	7,648,884
2.50%, 01/15/2029	8,960,828	10,937,111
3.38%, 04/15/2032	954,891	1,326,850
3.63%, 04/15/2028	6,496,195	8,821,631
3.88%, 04/15/2029 (B)	7,891,384	11,131,784
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	45,322,258	44,654,061
0.13%, 04/15/2018 - 01/15/2022 (A)	42,055,203	41,959,757
0.38%, 07/15/2023	10,933,970	10,815,238
0.63%, 07/15/2021 - 01/15/2024	20,848,686	20,955,913
1.13%, 01/15/2021	8,266,573	8,670,858
1.25%, 07/15/2020 (A)	5,833,843	6,193,902
1.38%, 07/15/2018 - 01/15/2020	9,616,699	10,225,751
2.50%, 07/15/2016	8,769,790	9,308,991

Total U.S. Government Obligations (Cost $258,522,939)		255,894,335

FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016	EUR 7,711,214	10,012,168
Hellenic Republic Government Bond
Zero Coupon, 10/15/2042	366,000	6,121
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	1,290,465	1,705,000
2.35%, 09/15/2024 - Reg S	1,186,114	1,665,783
2.60%, 09/15/2023 - Reg S	250,224	358,458
New Zealand Government Bond
3.00%, 09/20/2030 - Reg S	NZD 2,366,000	1,972,116
U.K. Gilt Inflation-Linked
0.13%, 03/22/2044 - Reg S	GBP 554,426	1,014,575

Total Foreign Government Obligations (Cost $17,734,382)		16,734,221

	Contracts	Value
PURCHASED OPTIONS - 0.0% (C)
Put Options - 0.0% (C)
10-Year U.S. Treasury Note Future
Exercise Price $123.50
Expires 10/24/2014	156	31,687
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $98.75
Expires 12/12/2014	403	52,894
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $97.00
Expires 10/10/2014	301	26,338

Total Purchased Options (Cost $165,997)		110,919

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.1% (D)
Put Option - 0.1%
OTC - EUR vs. USD
Exercise Price EUR 1.34
Expires 10/03/2014
Counterparty: BNP	EUR 2,055,000	$ 160,341

Total Purchased Foreign Exchange Option (Cost $10,915)		160,341

PURCHASED SWAPTIONS - 0.2% (D)
Call Option - 0.1%
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 3.35%, European Style
Expires 05/15/2017
Counterparty: DUB	$ 2,160,000	150,961
Put Options - 0.1%
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style
Expires 06/08/2022
Counterparty: DUB	EUR 3,200,000	406,572
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 4.35%, European Style
Expires 05/15/2017
Counterparty: DUB	$ 2,160,000	81,927

Total Purchased Swaptions (Cost $635,133)		639,460

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 2.8%
BlackRock Provident TempFund 24 (E)	7,619,251	7,619,251
State Street Institutional Liquid Reserves Fund	216,346	216,346

Total Short-Term Investment Companies (Cost $7,835,597)		7,835,597

SECURITIES LENDING COLLATERAL - 22.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (F)	63,381,064	63,381,064

Total Securities Lending Collateral (Cost $63,381,064)		63,381,064

Total Investments (Cost $348,286,027) (G)		344,755,937
Other Assets and Liabilities, Net - (21.9)%		(61,949,970)

Net Assets - 100.0%		$ 282,805,967

	Contracts	Value
WRITTEN OPTION - (0.0)% (C)
Call Option - (0.0)% (C)
Eurodollar, Mid-Curve 1-Year Future
Exercise Price $99.00
Expires 12/12/2014	145	$ (19,938)

Total Written Option (Premiums $19,741)		(19,938)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTION - (0.0)% (C) (D)
Put Options - (0.0)% (C)
OTC - EUR vs. USD
Exercise Price EUR 1.25
Expires 12/23/2014
Counterparty: UBS	EUR 3,335,000	$ (40,076)

Total Written Foreign Exchange Option (Premiums $31,247)		(40,076)

WRITTEN INFLATION-CAPPED OPTIONS: (D)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
OTC Eurostat Eurozone HICP Ex Tobacco Unrevised, Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(5,069)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (D)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid (Received)	Value
Call - OTC 10-Year	CITI	3-Month USD LIBOR BBA	Receive	2.80%	02/23/2015		$8,900,000	$(108,580)	$(143,062)
Call - OTC 30-Year	DUB	3-Month USD LIBOR BBA	Receive	3.54	09/11/2017		2,160,000	(206,226)	(195,194)
Put - OTC 10-Year	DUB	3-Month USD LIBOR BBA	Pay	3.20	06/30/2015		8,200,000	(150,880)	(115,228)
Put - OTC 10-Year	CITI	3-Month USD LIBOR BBA	Pay	3.80	02/23/2015		8,900,000	(108,580)	(4,647)
Put - OTC 20-Year	DUB	6-Month EUR EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(154,139)
Put - OTC 30-Year	DUB	3-Month USD LIBOR BBA	Pay	3.54	09/11/2017		$2,160,000	(206,226)	(195,194)

								$(930,761)	$(807,464)

CENTRALLY CLEARED SWAP AGREEMENTS: (H) (I)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.62%	07/02/2024		$3,300,000	$(16,342)	$67	$(16,409)
6-Month GBP-LIBOR	2.83	08/27/2044	GBP	855,000	0	0	0

					$(16,342)	$67	$(16,409)

OVER THE COUNTER SWAP AGREEMENTS: (D)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco NSA	0.00%	11/19/2015	DUB	EUR	3,135,000	$1,187	$3,692	$(2,505)

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	32	12/15/2014	$45,636
10-Year Japan Government Bond	Short	(7)	12/11/2014	(3,647)
10-Year U.S. Treasury Note	Long	85	12/19/2014	28,535
2-Year U.S. Treasury Note	Short	(11)	12/31/2014	890
5-Year U.S. Treasury Note	Long	103	12/31/2014	(43,614)
90-Day Eurodollar	Short	(114)	06/15/2015	20,813
90-Day Eurodollar	Long	141	12/18/2017	(4,727)
German Euro Bund	Short	(3)	12/08/2014	(1,075)
Long U.S. Treasury Bond	Short	(55)	12/19/2014	5,156
Ultra Short U.S. Treasury Bond	Short	(90)	12/19/2014	120,273

				$168,240

FORWARD FOREIGN CURRENCY CONTRACTS: (D)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	1,410,000	10/21/2014	$1,305,580	$(73,009)
AUD	BCLY	(78,000)	10/21/2014	(71,588)	3,403
AUD	BOA	591,000	10/21/2014	547,703	(31,073)
AUD	BOA	76,000	10/21/2014	70,874	(4,438)
AUD	RBS	(2,001,000)	10/21/2014	(1,860,356)	111,155
CAD	UBS	(13,000)	10/21/2014	(12,068)	467
EUR	BCLY	1,010,000	10/06/2014	1,326,665	(50,932)
EUR	BCLY	2,555,000	10/06/2014	3,298,674	(71,447)
EUR	BCLY	2,205,000	10/06/2014	2,850,251	(65,110)
EUR	BCLY	(885,000)	10/06/2014	(1,123,898)	6,052
EUR	BNP	(11,764,000)	10/06/2014	(15,516,963)	657,826
EUR	JPM	(3,266,000)	10/06/2014	(4,248,857)	123,564
EUR	BNP	(10,145,000)	11/06/2014	(12,777,485)	(39,367)
EUR	JPM	(388,000)	11/06/2014	(490,090)	(96)
EUR	JPM	(388,000)	11/06/2014	(490,082)	(104)
EUR	BCLY	(2,205,000)	12/15/2014	(2,852,016)	65,469
GBP	BCLY	(1,249,000)	10/06/2014	(2,071,385)	46,681
GBP	BNP	623,000	10/06/2014	1,020,210	(10,290)
GBP	BNP	(35,000)	10/06/2014	(57,124)	387
GBP	BCLY	(634,000)	11/06/2014	(1,025,480)	(1,992)
NZD	BCLY	(3,738,000)	10/21/2014	(3,260,355)	348,781

					$1,015,927

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$255,894,335	$—	$255,894,335
Foreign Government Obligations	—	16,734,221	—	16,734,221
Purchased Options	110,919	—	—	110,919
Purchased Foreign Exchange Option	—	160,341	—	160,341
Purchased Swaptions	—	639,460	—	639,460
Short-Term Investment Companies	7,835,597	—	—	7,835,597
Securities Lending Collateral	63,381,064	—	—	63,381,064

Total Investments	$71,327,580	$273,428,357	$—	$344,755,937

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$1,187	$—	$1,187
Futures Contracts (K)	221,303	—	—	221,303
Forward Foreign Currency Contracts (K)	—	1,363,785	—	1,363,785

Total Derivative Financial Instruments	$221,303	$1,364,972	$—	$1,586,275

LIABILITIES
Derivative Financial Instruments
Written Options	$(19,938)	$—	$—	$(19,938)
Written Foreign Exchange Options	—	(40,076)	—	(40,076)
Written Inflation-Capped Options	—	(5,069)	—	(5,069)
Written Swaptions on Interest Rate Swap Agreements	—	(807,464)	—	(807,464)
Interest Rate Swap Agreements	—	(16,342)	—	(16,342)
Futures Contracts (K)	(53,063)	—	—	(53,063)
Forward Foreign Currency Contracts (K)	—	(347,858)	—	(347,858)

Total Derivative Financial Instruments	$(73,001)	$(1,216,809)	$—	$(1,289,810)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $62,110,831. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $550,144.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Cash in the amount of $500,000 has been segregated by the broker with the custodian as collateral for open options, swap agreements, swaptions and/or forward foreign currency contracts.
(E)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(F)	Rate shown reflects the yield at September 30, 2014.
(G)	Aggregate cost for federal income tax purposes is $348,286,027. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,139,532 and $6,669,622, respectively. Net unrealized depreciation for tax purposes is $3,530,090.
(H)	Cash in the amount of $70,000 has been segregated by the broker with the custodian as collateral for centrally cleared swap agreements.
(I)	Cash in the amount of $380,000 has been segregated by the custodian with the broker as collateral for centrally cleared swap agreements.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(K)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

DEFINITIONS:

BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
HICP	Harmonized Index of Consumer Prices
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 17.9%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 175,000	$ 160,098
3.63%, 02/15/2044 (A)	46,757,400	50,527,215
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	7,403,475	9,036,289
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,739,240	1,682,715
0.63%, 01/15/2024	15,836,955	15,916,139
U.S. Treasury Note
0.25%, 08/15/2015	4,501,800	4,507,427
0.50%, 09/30/2016	34,219,000	34,162,847
0.88%, 04/15/2017 (A)	9,980,600	9,980,600
0.88%, 04/30/2017	12,469,900	12,457,231
1.00%, 09/15/2017 - 11/30/2019	23,088,300	22,177,915
1.25%, 11/30/2018	42,982,800	42,391,787
1.63%, 08/31/2019 - 11/15/2022	3,130,000	3,096,950
1.63%, 08/15/2022 (A)	12,828,900	12,181,438
2.50%, 05/15/2024	27,199,000	27,215,999

Total U.S. Government Obligations (Cost $243,965,450)		245,494,650

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.6%
Federal Home Loan Mortgage Corp.
1.84%, 05/01/2037 (B)	105,785	110,893
1.95%, 02/01/2037 - 04/01/2037 (B)	266,134	281,180
2.24%, 09/01/2035 (B)	1,510,070	1,621,304
2.29%, 01/01/2038 (B)	269,223	286,616
2.38%, 12/01/2034	26,119	27,882
2.50%, 05/01/2037 (B)	118,341	126,106
3.02%, 02/01/2041 (B)	995,369	1,059,788
5.07%, 09/01/2037 (B)	27,010	28,823
5.50%, 07/01/2016 - 06/01/2041	3,577,246	3,980,476
6.00%, 04/01/2016 - 05/01/2031	808,769	917,491
Federal National Mortgage Association
1.33%, 08/01/2037 (B)	10,125	10,360
1.90%, 08/01/2034 - 01/01/2035 (B)	65,841	69,678
2.28%, 08/01/2035	92,710	98,942
2.99%, 03/01/2041 (B)	547,548	582,197
3.13%, 03/01/2041 (B)	663,101	704,573
3.18%, 12/01/2040 (B)	1,337,979	1,397,066
3.36%, 06/01/2041 (B)	1,381,577	1,451,505
3.50%, 07/01/2028 - 01/01/2029	6,071,904	6,427,393
3.51%, 09/01/2041 (B)	1,053,408	1,112,807
4.50%, 02/01/2025 - 06/01/2026	5,313,340	5,672,283
5.50%, 04/01/2036 - 04/01/2041	2,545,058	2,847,913
6.00%, 02/01/2034 - 01/01/2040	10,515,802	11,994,049
6.50%, 05/01/2040	4,472,931	5,063,091
7.00%, 01/01/2015 - 09/01/2016	13,455	13,722
Federal National Mortgage Association, TBA
3.50%	78,366,000	80,700,364
4.00%	38,281,000	40,340,996
4.50%	22,083,000	23,825,486
5.00%	17,062,000	18,825,250
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (B)	1,240,000	1,234,353
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (B)	1,645,000	1,666,791

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, IO
0.99%, 02/16/2053 (B)	$ 9,897,906	$ 764,692
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	583,592

Total U.S. Government Agency Obligations (Cost $212,403,596)		213,827,662

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Brazilian Government International Bond
4.25%, 01/07/2025	2,640,000	2,613,600
Colombia Government International Bond
4.00%, 02/26/2024 (A)	1,810,000	1,830,815
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A (A)	2,500,000	2,668,750
Mexico Government International Bond
4.00%, 10/02/2023 (A)	5,298,000	5,475,483
Peruvian Government International Bond
7.35%, 07/21/2025 (A)	1,010,000	1,315,525
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,318,500
South Africa Government International Bond
4.67%, 01/17/2024 (A)	1,060,000	1,067,950
Turkey Government International Bond
5.75%, 03/22/2024 (A)	3,180,000	3,376,206

Total Foreign Government Obligations (Cost $19,055,505)		19,666,829

MORTGAGE-BACKED SECURITIES - 12.9%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.99%, 02/25/2035 (B)	13,044	13,047
Alternative Loan Trust
Series 2005-36, Class 2A1A
0.46%, 08/25/2035 (B)	1,530,155	1,201,236
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	2,931,354	2,804,874
Series 2005-51, Class 3A3A
0.47%, 11/20/2035 (B)	1,391,015	1,159,998
Series 2007-22, Class 2A16
6.50%, 09/25/2037	8,894,859	7,235,523
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,155,853	1,812,747
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.79%, 06/10/2049 (B)	2,625,488	2,838,261
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	251,932	252,225
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	3,410,000	3,300,038
Series 2012-TFT, Class C
3.58%, 06/05/2030 - 144A (B)	3,665,000	3,477,660
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.67%, 11/25/2034 (B)	117,993	104,132
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	3,005,080	3,222,167

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	$ 2,080,168	$ 2,237,473
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	1,759,908	1,930,721
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.36%, 12/25/2046 (B)	215,641	70,459
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
2.69%, 02/25/2034 (B)	139,190	138,972
Series 2005-3, Class 1A2
0.44%, 04/25/2035 (B)	281,157	260,430
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	1,140,000	1,172,797
Series 2014-GC19, Class A4
4.02%, 03/10/2047	1,735,000	1,817,440
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	960,000	1,016,209
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	565,000	613,478
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	1,380,000	1,357,801
Series 2014-CR14, Class B
4.76%, 02/10/2047 (B)	1,180,000	1,255,317
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,240,000	1,294,706
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	1,560,000	1,534,857
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,175,000	1,282,845
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	5,729	5,682
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.42%, 04/15/2022 - 144A (B)	1,186,252	1,176,702
Series 2009-11R, Class 5A1
4.40%, 08/26/2036 - 144A (B)	7,310,465	7,402,942
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	3,365,236	3,456,612
Series 2011-4R, Class 5A1
2.59%, 05/27/2036 - 144A (B)	2,527,733	2,487,957
Series 2013-8R, Class 3A1
0.31%, 03/27/2036 - 144A (B)	5,603,257	5,468,151
Series 2014-4R, Class 21A1
0.46%, 12/27/2035 - 144A (B)	7,405,000	7,032,632
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049 - 144A (B)	1,320,000	1,434,521
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	1,442,119	1,449,554
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.67%, 12/05/2031 - 144A	1,210,000	1,202,774
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	1,630,000	1,644,258
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1
3.27%, 12/19/2033 (B)	34,712	34,104
Series 2005-AR1, Class 3A
2.97%, 03/18/2035 (B)	83,108	82,330

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (B)	$ 3,320,000	$ 3,120,212
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	410,000	422,455
Hilton USA Trust
4.41%, 11/05/2030 - 144A	970,000	988,930
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.82%, 11/05/2030 - 144A (B)	22,320,000	86,378
Impac CMB Trust
Series 2004-6, Class 1A1
0.95%, 10/25/2034 (B)	51,368	49,161
Independent National Mortgage Corp. INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
2.77%, 11/25/2037 (B)	552,569	527,843
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.37%, 08/25/2037 (B)	854,185	709,086
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.62%, 12/12/2044 (B)	2,000,000	2,099,696
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,150,336	4,472,954
Series 2007-LD11, Class ASB
5.98%, 06/15/2049 (B)	955,541	1,004,848
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,743,778	4,118,549
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,110,147	3,372,086
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	110,236	110,433
Series 2006-A2, Class 5A1
2.49%, 11/25/2033 (B)	119,810	122,031
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	571,675	508,121
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
2.90%, 05/26/2037 - 144A (B)	7,843,204	7,838,553
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	1,280,000	1,302,848
Series 2007-C7, Class AM
6.37%, 09/15/2045 (B)	900,000	1,011,998
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.57%, 11/25/2035 - 144A (B)	725,838	531,787
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.79%, 10/25/2028 (B)	56,090	56,012
Series 2004-A1, Class 2A1
2.39%, 02/25/2034 (B)	284,429	287,412
Series 2004-A3, Class 4A3
2.58%, 05/25/2034 (B)	140,863	140,965
Series 2005-A3, Class A1
0.42%, 04/25/2035 (B)	64,435	61,597
Series 2005-A4, Class 2A2
2.46%, 07/25/2035 (B)	311,653	278,371
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (B)	1,760,000	1,820,539
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (B)	1,136,614	1,216,153

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.77%, 04/12/2049 (B)	$ 2,855,000	$ 3,065,530
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	4,123,544	4,442,900
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,173,771
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,072,597	1,165,214
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (B)	3,170,000	3,426,542
Morgan Stanley Capital I, Inc.
Series 1998-WF2, Class G
6.34%, 07/15/2030 - 144A (B)	83,720	83,653
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B
5.99%, 08/15/2045 - 144A (B)	540,000	585,908
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	1,120,000	1,111,040
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,545,720	1,551,516
Series 2014-R3, Class 2A
3.00%, 07/26/2048 - 144A (B)	9,648,576	8,503,276
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	3,735,000	3,732,991
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	2,854,000	2,848,392
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A (B)	112,361	114,510
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 - 144A (B)	6,441,021	6,641,324
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (B)	2,719,697	2,792,288
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (B)	4,200,000	3,913,211
RALI Trust
Series 2007-QO1, Class A1
0.30%, 02/25/2047 (B)	633,045	503,752
Series 2007-QO4, Class A1A
0.34%, 05/25/2047 (B)	1,229,325	1,019,243
RBSCF Trust
Series 2010-RR3, Class WBTA
6.14%, 02/16/2051 - 144A (B)	7,416,251	7,989,112
SCG Trust
Series 2013-SRP1, Class AJ
2.10%, 11/15/2026 - 144A (B)	1,140,000	1,143,532
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	1,994,713	1,974,766
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1
2.54%, 07/25/2035 (B)	795,401	661,618
Series 2007-3, Class 3A1
2.71%, 04/25/2047 (B)	2,179,707	1,737,735
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.85%, 01/19/2034 (B)	69,425	67,570
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.40%, 12/26/2036 - 144A (B)	367,511	338,682

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (B)	$ 1,493,000	$ 1,449,403
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A
0.44%, 07/25/2045 (B)	78,195	74,573
Series 2007-OA6, Class 1A1B
0.93%, 07/25/2047 (B)	1,510,399	507,508
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	1,088,569	1,089,059

Total Mortgage-Backed Securities (Cost $178,045,135)		176,251,269

ASSET-BACKED SECURITIES - 12.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	4,324,103	4,886,643
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650,000	1,685,798
Series 2012-2, Class C
2.64%, 10/10/2017	1,400,000	1,426,088
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,373,155
Series 2012-4, Class B
1.31%, 11/08/2017	785,000	788,196
Series 2012-4, Class C
1.93%, 08/08/2018	1,235,000	1,244,234
Series 2012-5, Class C
1.69%, 11/08/2018	2,110,000	2,120,748
Series 2013-4, Class D
3.31%, 10/08/2019	745,000	760,696
Series 2013-5, Class C
2.29%, 11/08/2019	295,000	295,415
Series 2014-1, Class B
1.68%, 07/08/2019	1,113,000	1,107,386
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	510,000	509,171
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	520,000	518,713
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	515,000	513,340
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	580,000	576,566
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	745,000	740,845
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 (B)	81,345	81,552
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	535,514	545,754
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	1,060,000	1,061,536
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B
0.45%, 12/15/2033 - 144A (B)	235,584	191,139
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	1,434,634	1,458,456

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	$ 1,210,000	$ 1,222,825
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	468,685
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	849,106
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	305,000	305,153
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	2,905,000	2,925,044
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	3,550,000	3,552,840
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.41%, 03/20/2036 (B)	5,750,000	5,547,272
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235,000	2,294,368
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 - 144A	3,492,000	3,491,008
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.34%, 08/23/2027 (B)	2,230,000	2,203,900
Series 2008-3, Class A4
1.88%, 11/25/2024 (B)	2,500,000	2,620,757
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (B)	1,325,000	1,318,754
Prestige Auto Receivables Trust
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	1,565,676	1,565,832
RAAC Trust
Series 2007-RP4, Class A
0.50%, 11/25/2046 - 144A (B)	1,008,723	885,955
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (C)	1,465,816	813,138
Santander Drive Auto Receivables Trust
Series 2012-2, Class C
3.20%, 02/15/2018	4,455,000	4,531,555
Series 2012-4, Class C
2.94%, 12/15/2017	1,400,000	1,428,402
Series 2012-5, Class C
2.70%, 08/15/2018	355,000	362,606
Series 2012-6, Class C
1.94%, 03/15/2018	1,635,000	1,647,477
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	3,260,000	3,283,267
Series 2013-2, Class B
1.33%, 03/15/2018	3,740,000	3,756,142
Series 2013-3, Class B
1.19%, 05/15/2018	3,320,000	3,323,579
Series 2013-4, Class C
3.25%, 01/15/2020	1,560,000	1,613,968
Series 2013-5, Class B
1.55%, 10/15/2018	4,255,000	4,259,659
Series 2013-5, Class C
2.25%, 06/17/2019	2,015,000	2,024,682
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	2,355,000	2,383,682
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	910,000	932,058

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	$ 595,000	$ 620,503
Series 2014-1, Class B
1.59%, 10/15/2018	4,560,000	4,569,093
Series 2014-1, Class C
2.36%, 04/15/2020	2,000,000	2,010,670
Scholar Funding Trust
Series 2011-A, Class A
1.14%, 10/28/2043 - 144A (B)	1,251,442	1,256,694
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	4,749,503	4,730,234
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 - 144A	2,027,169	2,023,358
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (B)	3,387,938	3,360,383
SLC Student Loan Trust
Series 2008-1, Class A4A
1.83%, 12/15/2032 (B)	400,000	419,332
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	1,592,810	1,571,775
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	2,076,087	2,064,737
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	1,678,507	1,663,054
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (B)	1,805,000	1,923,659
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	595,000	622,538
Series 2011-B, Class A3
2.40%, 06/16/2042 - 144A (B)	690,000	737,079
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (B)	1,190,000	1,276,374
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	1,930,000	2,054,157
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (B)	749,375	758,553
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	3,340,000	3,483,924
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	2,555,000	2,661,518
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (B)	1,364,030	1,373,353
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	4,850,000	5,042,239
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	6,220,000	6,413,840
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (B)	1,363,371	1,368,611
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (B)	738,946	740,230
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	1,535,000	1,512,118
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	260,000	248,797
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	2,855,000	2,779,916
Series 2013-B, Class B
3.00%, 05/16/2044 - 144A	340,000	329,333
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (B)	2,640,573	2,653,128
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	2,560,000	2,614,520

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (B)	$ 1,360,000	$ 1,391,016
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (B)	1,375,838	1,376,868
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (B)	597,358	595,066
Series 2008-5, Class A4
1.93%, 07/25/2023 (B)	3,860,000	4,027,269
Series 2013-6, Class A3
0.80%, 06/26/2028 (B)	3,355,000	3,344,969
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 - 144A	3,690,000	3,690,421
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	4,112,831	4,148,773
Series 2014-AA, Class A
2.70%, 05/25/2023 - 144A (D)	2,950,000	2,949,705
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	4,000,000	4,000,920
Series 2012-D, Class A
2.15%, 04/17/2023	4,780,000	4,718,754

Total Asset-Backed Securities (Cost $173,961,082)		174,624,626

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	340,000	460,890
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	355,000	481,696
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	295,000	369,756
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	431,000	617,511
New York City Water & Sewer System (Revenue Bonds)
5.38%, 06/15/2043	1,670,000	1,956,806
5.50%, 06/15/2043	2,000,000	2,361,620
5.88%, 06/15/2044	340,000	433,877
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	330,000	388,493
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	570,000	624,634
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	1,585,000	2,344,469
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	1,520,000	1,475,069
University of California (Revenue Bonds)
Series AD
4.86%, 05/15/2112	315,000	303,874

Total Municipal Government Obligations (Cost $10,779,784)		11,818,695

	Principal	Value
PREFERRED CORPORATE DEBT SECURITIES - 1.0%
Capital Markets - 0.0% (E)
State Street Capital Trust IV
1.23%, 06/01/2077 (B)	$ 285,000	$ 242,963
Diversified Financial Services - 0.0% (E)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 10/31/2014 (F) (G) (H) (I)	1,945,000	195
Insurance - 1.0%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	8,860,000	9,480,200
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	3,330,000	3,409,087

Total Preferred Corporate Debt Securities (Cost $15,247,389)		13,132,445

CORPORATE DEBT SECURITIES - 35.8%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,760,000	1,893,947
5.10%, 01/15/2044	1,260,000	1,351,342
Airlines - 0.9%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (A)	4,300,000	4,316,125
United Airlines Pass-Through Trust
3.75%, 03/03/2028 (A)	7,095,000	7,183,688
United Continental Holdings, Inc.
6.00%, 07/15/2028	735,000	676,200
Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023 (A)	850,000	898,875
6.25%, 10/02/2043	500,000	585,000
Banks - 5.6%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	9,240,000	12,564,755
BPCE SA
4.00%, 04/15/2024	1,647,000	1,659,517
5.15%, 07/21/2024 - 144A (A)	1,200,000	1,236,615
Branch Banking & Trust Co.
3.80%, 10/30/2026	2,650,000	2,637,749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (A)	1,565,000	1,571,479
11.00%, 06/30/2019 - 144A (B) (H)	9,495,000	12,557,138
Credit Agricole SA
2.50%, 04/15/2019 - 144A (A)	3,379,000	3,372,097
Export-Import Bank of Korea
4.00%, 01/11/2017	3,750,000	3,952,316
Glitnir HF
6.33%, 07/28/2011 - 144A (F) (I)	290,000	92,800
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	5,850,000	6,025,500
HSBC Holdings PLC
4.25%, 03/14/2024 (A)	485,000	490,725
5.25%, 03/14/2044	1,228,000	1,303,712
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	4,285,000	4,175,030
Korea Development Bank
3.50%, 08/22/2017	300,000	314,610
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	2,245,000	2,244,791
Nordea Bank AB
4.25%, 09/21/2022 - 144A	11,100,000	11,411,377

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	$ 1,950,000	$ 1,951,000
6.00%, 12/19/2023	1,685,000	1,766,451
Societe Generale SA
5.00%, 01/17/2024 - 144A (A)	2,315,000	2,330,601
Wells Fargo & Co.
2.15%, 01/15/2019	912,000	913,035
4.13%, 08/15/2023 (A)	855,000	884,004
5.38%, 11/02/2043	1,740,000	1,900,475
5.90%, 06/15/2024 (A) (B) (H)	1,080,000	1,100,250
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	1,235,000	1,228,509
3.70%, 02/01/2024 (A)	1,730,000	1,739,747
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041 (A)	960,000	1,013,248
5.65%, 06/15/2042	750,000	851,893
Capital Markets - 2.7%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	1,275,000	1,268,356
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	1,685,000	1,702,492
2.90%, 07/19/2018	2,445,000	2,504,428
3.63%, 02/07/2016	1,030,000	1,064,425
3.63%, 01/22/2023 (A)	1,655,000	1,642,882
5.75%, 01/24/2022	1,131,000	1,286,145
6.25%, 02/01/2041	490,000	593,499
6.75%, 10/01/2037	500,000	596,894
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (B)	1,310,000	1,360,616
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (A)	7,045,000	7,968,177
Morgan Stanley
3.45%, 11/02/2015	3,368,000	3,463,348
3.80%, 04/29/2016	1,045,000	1,088,806
Morgan Stanley, Series MTN
5.00%, 11/24/2025	1,820,000	1,903,374
5.45%, 01/09/2017	3,370,000	3,660,450
UBS AG
7.63%, 08/17/2022	5,385,000	6,256,056
Chemicals - 0.7%
LyondellBasell Industries NV
5.00%, 04/15/2019	6,897,000	7,613,571
Monsanto Co.
4.40%, 07/15/2044	2,705,000	2,680,747
Commercial Services & Supplies - 0.3%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A (A)	4,130,000	4,137,488
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	1,375,000	1,374,308
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A	1,165,421	1,209,125
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	5,140,000	5,213,086
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,116,534

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.0%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (A)	$ 3,495,000	$ 3,510,074
Bank of America Corp.
2.60%, 01/15/2019	1,596,000	1,592,891
2.65%, 04/01/2019 (A)	5,156,000	5,140,197
4.10%, 07/24/2023 (A)	1,435,000	1,464,987
5.75%, 12/01/2017	1,965,000	2,186,457
Citigroup, Inc.
2.50%, 09/26/2018	1,492,000	1,501,704
2.55%, 04/08/2019 (A)	2,770,000	2,767,895
3.38%, 03/01/2023	1,380,000	1,358,812
4.45%, 01/10/2017	880,000	937,615
4.95%, 11/07/2043	490,000	518,624
6.68%, 09/13/2043	490,000	600,564
Ford Motor Credit Co. LLC
4.38%, 08/06/2023 (A)	706,000	739,848
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (H)	2,800,000	3,241,000
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	500,000	672,943
JPMorgan Chase & Co.
3.20%, 01/25/2023	535,000	522,256
3.25%, 09/23/2022 (A)	1,180,000	1,161,417
4.75%, 03/01/2015	2,065,000	2,102,129
4.85%, 02/01/2044	490,000	513,303
6.75%, 02/01/2024 (A) (B) (H)	412,000	432,806
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	3,735,000	3,726,861
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (F) (I)	200,000	250
MassMutual Global Funding II
2.35%, 04/09/2019 - 144A	1,400,000	1,401,317
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	4,080,000	4,856,118
Diversified Telecommunication Services - 1.6%
AT&T, Inc.
2.30%, 03/11/2019 (A)	2,450,000	2,457,526
4.35%, 06/15/2045 (A)	945,000	868,599
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,902,000	1,997,100
Level 3 Financing, Inc.
8.13%, 07/01/2019	2,053,000	2,186,445
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	785,010
Verizon Communications, Inc.
2.63%, 02/21/2020 - 144A	3,004,000	2,966,315
3.45%, 03/15/2021	1,125,000	1,141,790
3.85%, 11/01/2042	4,623,000	4,037,016
4.50%, 09/15/2020 (A)	1,135,000	1,227,904
6.55%, 09/15/2043	2,901,000	3,624,486
Electric Utilities - 1.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	1,660,000	1,757,095
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	522,316
8.88%, 11/15/2018	449,000	561,190
Commonwealth Edison Co.
4.70%, 01/15/2044 (A)	1,055,000	1,155,768
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,525,000	1,546,111
Duke Energy Corp.
3.75%, 04/15/2024	275,000	281,926
Duke Energy Florida, Inc.
6.40%, 06/15/2038	980,000	1,306,193

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas, Inc.
3.70%, 06/01/2024	$ 1,625,000	$ 1,670,505
Georgia Power Co.
3.00%, 04/15/2016	3,295,000	3,407,445
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,191,190
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	357,239
5.30%, 06/01/2042 (A)	525,000	618,520
Pacific Gas & Electric Co.
4.75%, 02/15/2044 (A)	488,000	515,219
PacifiCorp
3.60%, 04/01/2024 (A)	3,380,000	3,471,020
5.75%, 04/01/2037 (A)	900,000	1,117,719
Progress Energy, Inc.
4.88%, 12/01/2019 (A)	168,000	187,143
Virginia Electric and Power Co.
3.45%, 02/15/2024 (A)	280,000	284,534
Energy Equipment & Services - 0.8%
Nabors Industries, Inc.
4.63%, 09/15/2021	1,125,000	1,209,087
Schlumberger Investment SA
3.65%, 12/01/2023 (A)	835,000	864,083
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	1,010,000	1,025,660
4.63%, 03/01/2034	875,000	897,702
Transocean, Inc.
6.00%, 03/15/2018 (A)	4,870,000	5,251,180
6.80%, 03/15/2038	850,000	827,728
Weatherford International, Ltd.
5.95%, 04/15/2042	960,000	1,031,149
Food & Staples Retailing - 0.5%
CVS Health Corp.
5.30%, 12/05/2043 (A)	319,000	357,408
Sysco Corp.
2.35%, 10/02/2019 (D)	4,345,000	4,345,091
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,223,703
4.30%, 04/22/2044 (A)	945,000	950,592
Food Products - 0.1%
Mondelez International, Inc.
2.25%, 02/01/2019	1,570,000	1,558,567
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
2.65%, 10/01/2018	1,532,000	1,546,992
Medtronic, Inc.
3.63%, 03/15/2024	790,000	806,287
Health Care Providers & Services - 1.0%
Aetna, Inc.
4.75%, 03/15/2044	345,000	350,773
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,873,214
HCA, Inc.
7.25%, 09/15/2020	4,395,000	4,614,750
Tenet Healthcare Corp.
6.25%, 11/01/2018	2,010,000	2,135,625
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	671,034
WellPoint, Inc.
1.88%, 01/15/2018	1,930,000	1,927,885
2.30%, 07/15/2018	1,930,000	1,934,993
3.30%, 01/15/2023 (A)	620,000	612,985
Hotels, Restaurants & Leisure - 0.0% (E)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	94,000	95,410
4.88%, 11/01/2020	150,000	152,954

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	$ 2,320,000	$ 2,447,600
Industrial Conglomerates - 0.1%
General Electric Co.
4.50%, 03/11/2044	921,000	954,842
Insurance - 3.7%
American International Group, Inc.
4.13%, 02/15/2024 (A)	1,409,000	1,463,596
8.18%, 05/15/2068 (B)	1,070,000	1,441,825
8.25%, 08/15/2018 (A)	9,085,000	11,096,919
Genworth Holdings, Inc.
7.63%, 09/24/2021 (A)	1,125,000	1,364,882
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	8,760,000	10,050,392
Lincoln National Corp.
8.75%, 07/01/2019	4,655,000	5,929,795
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	4,970,000	4,962,172
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	5,260,000	8,148,434
Principal Financial Group, Inc.
8.88%, 05/15/2019	2,550,000	3,237,360
Prudential Financial, Inc., Series MTN
5.38%, 06/21/2020	1,465,000	1,658,150
7.38%, 06/15/2019	1,595,000	1,942,495
IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024 (A)	2,256,000	2,302,180
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,355,415
3.38%, 04/01/2024	878,000	882,773
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,515,000	3,520,438
5.30%, 02/01/2044 (A)	172,000	188,785
Media - 1.2%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,339,737
CBS Corp.
4.63%, 05/15/2018	655,000	711,938
5.75%, 04/15/2020	520,000	594,379
Comcast Corp.
5.88%, 02/15/2018	2,649,000	3,003,945
Cox Communications, Inc.
8.38%, 03/01/2039 - 144A	1,540,000	2,183,053
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	1,685,000	1,831,201
5.00%, 03/01/2021	905,000	1,002,161
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (H)	1,500,000	1,560,000
NBCUniversal Media LLC
4.38%, 04/01/2021	560,000	610,036
4.45%, 01/15/2043	1,359,000	1,362,369
5.15%, 04/30/2020	2,246,000	2,550,054
Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	1,031,000	1,071,728
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (A)	1,125,000	1,109,602

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis, Inc.
8.75%, 12/15/2020	$ 2,735,000	$ 2,923,031
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	925,000	891,782
Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024 (A)	539,000	551,259
4.88%, 03/01/2044	1,215,000	1,265,680
Dominion Resources, Inc.
1.95%, 08/15/2016	2,590,000	2,632,831
PG&E Corp.
2.40%, 03/01/2019	694,000	694,808
Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.
4.25%, 01/15/2044	360,000	333,590
4.75%, 04/15/2043	520,000	519,655
BP Capital Markets PLC
2.24%, 05/10/2019	2,570,000	2,554,274
2.75%, 05/10/2023 (A)	2,070,000	1,955,078
3.25%, 05/06/2022	1,075,000	1,066,913
3.81%, 02/10/2024 (A)	1,545,000	1,563,917
Continental Resources, Inc.
3.80%, 06/01/2024 (A)	4,760,000	4,662,496
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	1,029,162
EOG Resources, Inc.
2.45%, 04/01/2020	2,277,000	2,260,437
Exxon Mobil Corp.
1.82%, 03/15/2019	3,930,000	3,928,680
Husky Energy, Inc.
4.00%, 04/15/2024 (A)	1,120,000	1,148,783
Kerr-McGee Corp.
6.95%, 07/01/2024	1,190,000	1,497,478
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021	300,000	301,018
4.15%, 02/01/2024 (A)	3,610,000	3,565,081
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,370,000	1,438,500
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	2,820,000	2,753,025
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	1,090,000	1,117,250
Murphy Oil Corp.
2.50%, 12/01/2017 (A)	2,236,000	2,271,168
Nexen Energy ULC
5.88%, 03/10/2035	110,000	126,002
Noble Energy, Inc.
5.25%, 11/15/2043	685,000	722,580
6.00%, 03/01/2041	1,230,000	1,418,295
8.25%, 03/01/2019	1,065,000	1,316,817
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	1,715,000	1,594,950
Petrobras Global Finance BV
6.25%, 03/17/2024 (A)	3,460,000	3,624,800
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825,000	5,961,888
Petroleos Mexicanos
3.50%, 01/30/2023	1,145,000	1,096,910
Range Resources Corp.
5.75%, 06/01/2021	450,000	472,500
Shell International Finance BV
2.00%, 11/15/2018	2,249,000	2,266,601
4.55%, 08/12/2043	1,269,000	1,341,909
Statoil ASA
2.90%, 11/08/2020	2,630,000	2,681,953

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA
3.70%, 01/15/2024 (A)	$ 1,070,000	$ 1,097,238
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,185,828
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	510,096
7.88%, 09/01/2021 (A)	796,000	958,846
Williams Partners, LP
5.40%, 03/04/2044	814,000	863,310
Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022	4,412,000	4,754,530
Pharmaceuticals - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042	775,000	728,089
Actavis, Inc.
3.25%, 10/01/2022 (A)	1,650,000	1,591,494
4.63%, 10/01/2042	1,550,000	1,416,313
Bristol-Myers Squibb Co.
4.50%, 03/01/2044 (A)	1,810,000	1,874,353
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	850,000	863,944
Real Estate Investment Trusts - 2.3%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	6,480,000	6,476,423
3.00%, 02/06/2019 - 144A	1,655,000	1,643,106
Kilroy Realty, LP
4.25%, 08/15/2029	6,355,000	6,280,233
Realty Income Corp.
3.88%, 07/15/2024	5,555,000	5,522,059
Simon Property Group, LP
3.38%, 10/01/2024 (A)	6,665,000	6,590,699
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020 (A)	535,000	526,339
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 - 144A	4,260,000	4,270,100
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	622,000	606,634
3.75%, 04/01/2024	294,000	299,473
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	1,060,000	1,115,756
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020 (A)	1,685,000	1,747,106
Tobacco - 0.3%
Altria Group, Inc.
4.00%, 01/31/2024 (A)	905,000	923,502
Philip Morris International, Inc.
1.88%, 01/15/2019 (A)	1,946,000	1,927,186
4.88%, 11/15/2043	636,000	676,163
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
2.38%, 09/08/2016	3,420,000	3,493,085
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	117,000	121,622
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	3,570,000	4,123,350
Sprint Corp.
7.88%, 09/15/2023 - 144A	1,290,000	1,367,400

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
6.46%, 04/28/2019	$ 145,000	$ 150,619
6.63%, 04/28/2021	475,000	486,875
6.73%, 04/28/2022	460,000	470,350
6.84%, 04/28/2023	145,000	148,987

Total Corporate Debt Securities (Cost $483,438,128)		489,598,117

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury Bill
0.02%, 11/06/2014 - 12/11/2014 (J)	145,235,500	145,231,559
0.03%, 11/20/2014 (J)	20,828,700	20,827,962

Total Short-Term U.S. Government Obligations (Cost $166,059,521)		166,059,521

	Shares	Value
PREFERRED STOCKS - 0.4%
Capital Markets - 0.0% (E)
State Street Corp. - Series D, 5.90% (B)	23,039	590,950
Diversified Financial Services - 0.3%
Citigroup Capital XIII, 7.88% (B)	126,052	3,393,320
Electric Utilities - 0.0% (E)
SCE Trust III, 5.75% (B)	7,998	211,307
Short-Term U.S. Government Agency Obligations - 0.1%
Federal Home Loan Mortgage Corp. - Series Z, 8.38% (A) (B) (K)	93,300	960,990
Federal National Mortgage Association Series O, 0.00% (B) (K)	1,300	20,605
Series S, 8.25% (B) (K)	81,175	746,810

Total Preferred Stocks (Cost $6,317,715)		5,923,982

SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (J)	144,156,174	144,156,174

Total Securities Lending Collateral (Cost $144,156,174)		144,156,174

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (J), dated 09/30/2014, to be repurchased at $18,678,789 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $19,055,413.	$ 18,678,784	18,678,784

Total Repurchase Agreement (Cost $18,678,784)		18,678,784

Total Investments (Cost $1,672,108,263) (L)		1,679,232,754
Other Assets and Liabilities, Net - (22.7)%		(310,841,466)

Net Assets - 100.0%		$ 1,368,391,288

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$245,494,650	$—	$245,494,650
U.S. Government Agency Obligations	—	213,827,662	—	213,827,662
Foreign Government Obligations	—	19,666,829	—	19,666,829
Mortgage-Backed Securities	—	174,276,503	1,974,766	176,251,269
Asset-Backed Securities	—	174,624,626	—	174,624,626
Municipal Government Obligations	—	11,818,695	—	11,818,695
Preferred Corporate Debt Securities	—	13,132,445	—	13,132,445
Corporate Debt Securities	—	489,598,117	—	489,598,117
Short-Term U.S. Government Obligations	—	166,059,521	—	166,059,521
Preferred Stocks	5,923,982	—	—	5,923,982
Securities Lending Collateral	144,156,174	—	—	144,156,174
Repurchase Agreement	—	18,678,784	—	18,678,784

Total Investments	$150,080,156	$1,527,177,832	$1,974,766	$1,679,232,754

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3 (O)	Transfers out of Level 3 (P)	Ending Balance at September 30, 2014 (Q)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (N)
Mortgage-Backed Securities	$—	$—	$—	$—	$—	$—	$1,974,766	$—	$1,974,766	$—
Corporate Debt Securities	0	—	—	(1,093)	—	1,343	—	(250)	—	—

Total	$0	$—	$—	$(1,093)	$—	$1,343	$1,974,766	$(250)	$1,974,766	$—

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $141,194,821. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(C)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Security in default.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $195, or less than 0.01% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Total aggregate value of illiquid securities is $93,245, or 0.01% of the Portfolio’s net assets.
(J)	Rate shown reflects the yield at September 30, 2014.
(K)	Non-income producing security.
(L)	Aggregate cost for federal income tax purposes is $1,672,108,263. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,920,221 and $12,795,730, respectively. Net unrealized appreciation for tax purposes is $7,124,491.
(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Transferred into Level 3 because of unavailability of observable inputs.
(P)	Transferred out of Level 3 because of availability of observable inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $329,954,825, or 24.11% of the Portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
TBA	To Be Announced
UBS	UBS AG

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Banks - 0.9%
Goldman Sachs Capital II
4.00%, 10/31/2014 (A) (B)	$ 10,000,000	$ 7,605,000

Total Preferred Corporate Debt Security (Cost $10,000,000)		7,605,000

CORPORATE DEBT SECURITIES - 91.6%
Aerospace & Defense - 1.8%
Bombardier, Inc.
6.00%, 10/15/2022 - 144A	4,925,000	4,900,375
6.13%, 01/15/2023 - 144A	930,000	931,163
7.75%, 03/15/2020 - 144A	1,060,000	1,155,612
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	1,465,000	1,578,537
Spirit AeroSystems, Inc.
6.75%, 12/15/2020	2,447,000	2,581,585
TransDigm, Inc.
6.00%, 07/15/2022 - 144A	3,227,000	3,186,662
Triumph Group, Inc.
5.25%, 06/01/2022	1,296,000	1,276,560
Air Freight & Logistics - 0.4%
PHI, Inc.
5.25%, 03/15/2019	3,225,000	3,237,094
Airlines - 1.5%
American Airlines Group, Inc.
5.50%, 10/01/2019 - 144A	750,000	740,625
American Airlines Pass-Through Trust
5.60%, 01/15/2022 - 144A	1,595,088	1,642,940
6.13%, 07/15/2018	7,155,000	7,405,425
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,240,000	2,374,400
United Airlines Pass-Through Trust
4.63%, 03/03/2024	770,000	766,150
US Airways Group, Inc.
6.13%, 06/01/2018	200,000	205,500
Auto Components - 0.6%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,500,000	2,600,000
8.25%, 08/15/2020	535,000	572,450
Schaeffler Holding Finance BV
6.88%, 08/15/2018
(Cash Rate: 6.88%) - 144A (C)	2,450,000	2,548,000
Automobiles - 1.1%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.00%, 06/15/2019	1,825,000	1,936,781
8.25%, 06/15/2021	5,935,000	6,469,150
Jaguar Land Rover Automotive PLC
8.13%, 05/15/2021 - 144A	1,314,000	1,437,188
Banks - 1.6%
Barclays PLC
6.63%, 09/15/2019 (A) (B)	2,773,000	2,620,485
CIT Group, Inc.
5.00%, 08/15/2022	385,000	385,963
5.25%, 03/15/2018	1,525,000	1,570,750
5.38%, 05/15/2020	190,000	196,175
5.50%, 02/15/2019 - 144A	2,865,000	2,997,506
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	6,900,000	6,779,671
Beverages - 0.4%
Cott Beverages, Inc.
5.38%, 07/01/2022 - 144A	3,549,000	3,433,658

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 2.2%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	$ 7,038,000	$ 6,897,240
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A	2,560,000	2,604,800
Griffon Corp.
5.25%, 03/01/2022	1,315,000	1,252,537
Nortek, Inc.
8.50%, 04/15/2021	1,440,000	1,548,000
10.00%, 12/01/2018	1,560,000	1,641,900
Ply Gem Industries, Inc.
6.50%, 02/01/2022	4,569,000	4,340,550
6.50%, 02/01/2022 - 144A	1,437,000	1,365,150
Capital Markets - 0.3%
Morgan Stanley
5.45%, 07/15/2019 (A) (B)	2,970,000	2,947,725
Chemicals - 1.2%
Celanese US Holdings LLC
6.63%, 10/15/2018	655,000	676,287
Hexion US Finance Corp.
6.63%, 04/15/2020	4,125,000	4,145,625
Huntsman International LLC
8.63%, 03/15/2021	5,125,000	5,535,000
Commercial Services & Supplies - 2.6%
Ceridian LLC
8.88%, 07/15/2019 - 144A	2,730,000	3,020,062
Ceridian LLC / Comdata, Inc.
8.13%, 11/15/2017 - 144A	4,048,000	4,053,060
Hertz Corp.
6.25%, 10/15/2022	955,000	966,938
7.38%, 01/15/2021	3,500,000	3,692,500
7.50%, 10/15/2018	735,000	760,725
Polymer Group, Inc.
6.88%, 06/01/2019 - 144A	1,602,000	1,593,990
United Rentals North America, Inc.
7.38%, 05/15/2020	5,950,000	6,321,875
7.63%, 04/15/2022	1,350,000	1,468,125
8.25%, 02/01/2021	290,000	313,925
8.38%, 09/15/2020	475,000	510,625
Communications Equipment - 0.1%
CommScope, Inc.
5.50%, 06/15/2024 - 144A	760,000	746,700
Construction & Engineering - 1.7%
Abengoa Greenfield SA
6.50%, 10/01/2019 - 144A	1,767,000	1,758,165
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	4,375,000	4,178,125
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 - 144A	1,785,000	1,749,300
7.25%, 10/15/2020 - 144A	1,250,000	1,309,375
9.13%, 11/15/2020 - 144A	6,000,000	6,495,000
Consumer Finance - 3.2%
Ally Financial, Inc.
3.50%, 07/18/2016	3,340,000	3,377,575
5.50%, 02/15/2017	1,700,000	1,768,000
6.25%, 12/01/2017	3,830,000	4,107,675
8.00%, 12/31/2018 - 11/01/2031	2,780,000	3,396,988
Navient LLC, Series MTN
5.50%, 01/15/2019	4,230,000	4,314,600

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Springleaf Finance Corp.
6.00%, 06/01/2020	$ 4,000,000	$ 4,060,000
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	6,505,000	6,911,562
Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.23%, 12/15/2019 - 144A (A)	2,200,000	2,128,500
6.25%, 01/31/2019 - 144A	665,000	658,350
7.00%, 11/15/2020 - 144A	774,706	782,453
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
5.63%, 12/15/2016 - 144A	645,000	640,163
6.00%, 06/15/2017 - 144A	915,000	901,275
Graphic Packaging International, Inc.
7.88%, 10/01/2018	1,775,000	1,850,437
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,625,000	4,023,750
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	3,200,000	3,480,000
Diversified Consumer Services - 0.2%
Service Corp., International
5.38%, 01/15/2022	1,585,000	1,600,850
Diversified Financial Services - 5.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.50%, 05/15/2021 - 144A	393,000	381,210
Bank of America Corp.
5.13%, 06/17/2019 (A) (B)	4,584,000	4,435,020
8.00%, 01/30/2018 (A) (B)	3,947,000	4,255,379
Citigroup, Inc.
6.30%, 05/15/2024 (A) (B)	5,900,000	5,826,840
Credit Suisse Group AG
6.25%, 12/18/2024 - 144A (A) (B)	1,683,000	1,628,303
7.50%, 12/11/2023 - 144A (A) (B)	2,267,000	2,380,350
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A	10,980,000	11,295,675
General Motors Financial Co., Inc.
3.25%, 05/15/2018	320,000	321,600
4.25%, 05/15/2023	855,000	858,206
4.75%, 08/15/2017	1,350,000	1,414,125
6.75%, 06/01/2018	1,075,000	1,199,297
ILFC E-Capital Trust I
4.84%, 12/21/2065 - 144A (A)	4,000,000	3,770,000
JPMorgan Chase & Co.
5.00%, 07/01/2019 (A) (B)	2,515,000	2,451,622
7.90%, 04/30/2018 (A) (B)	3,500,000	3,788,750
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	4,915,000	5,259,050
Diversified Telecommunication Services - 9.1%
CenturyLink, Inc.
7.65%, 03/15/2042	10,837,000	10,674,445
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	314,025
7.63%, 04/15/2024	9,080,000	9,420,500
GCI, Inc.
8.63%, 11/15/2019	6,350,000	6,540,500
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	5,950,000	6,321,875
7.63%, 06/15/2021	2,000,000	2,180,000
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	5,570,000	5,890,275
7.50%, 04/01/2021	137,000	146,248
Level 3 Financing, Inc.
8.13%, 07/01/2019	7,923,000	8,437,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
8.75%, 03/15/2032	$ 1,090,000	$ 1,189,462
Telecom Italia SpA
5.30%, 05/30/2024 - 144A	4,500,000	4,410,000
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730,000	5,061,100
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620,000	1,729,350
Virgin Media Finance PLC
6.00%, 10/15/2024 - 144A (D)	808,000	809,010
6.38%, 04/15/2023 - 144A	945,000	975,712
Wind Acquisition Finance SA
4.75%, 07/15/2020 - 144A	2,500,000	2,400,000
7.38%, 04/23/2021 - 144A	4,120,000	4,140,600
Windstream Corp.
6.38%, 08/01/2023	2,385,000	2,301,525
7.50%, 06/01/2022	1,200,000	1,263,000
7.75%, 10/01/2021	5,410,000	5,761,650
8.13%, 09/01/2018	555,000	578,588
Electric Utilities - 1.2%
Calpine Corp.
5.75%, 01/15/2025	2,230,000	2,165,888
Homer City Generation, LP
8.73%, 10/01/2026
(Cash Rate: 9.23%) (C)	7,750,000	8,118,125
Electronic Equipment & Instruments - 0.4%
Belden, Inc.
5.50%, 09/01/2022 - 144A	1,000,000	1,012,500
Sanmina Corp.
4.38%, 06/01/2019 - 144A	1,835,000	1,798,300
Zebra Technologies Corp.
7.25%, 10/15/2022 - 144A	1,080,000	1,104,300
Energy Equipment & Services - 2.5%
Compressco Partners, LP / Compressco Finance, Inc.
7.25%, 08/15/2022 - 144A	1,383,000	1,386,457
Kinder Morgan, Inc.
7.25%, 06/01/2018	8,000,000	9,090,000
Kinder Morgan, Inc., Series MTN
8.05%, 10/15/2030	2,000,000	2,390,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
8.38%, 06/01/2019 - 144A	8,660,000	9,179,600
Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.75%, 06/15/2021	2,130,000	2,177,925
Food Products - 1.2%
Aramark Services, Inc.
5.75%, 03/15/2020	895,000	917,375
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 - 144A (C)	2,263,090	1,863,277
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021 - 144A	2,140,000	2,247,000
Post Holdings, Inc.
6.75%, 12/01/2021 - 144A	4,845,000	4,590,638
7.38%, 02/15/2022	827,000	818,730
Health Care Equipment & Supplies - 2.5%
Biomet, Inc.
6.50%, 08/01/2020	4,905,000	5,199,300
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 - 144A	5,192,000	4,731,210
Hologic, Inc.
6.25%, 08/01/2020	4,430,000	4,562,900

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA
3.50%, 04/15/2018	$ 3,200,000	$ 3,096,000
4.75%, 04/15/2023	3,250,000	3,038,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 08/01/2022 - 144A	1,372,000	1,382,290
Health Care Providers & Services - 5.2%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,229,675
6.88%, 02/01/2022 - 144A	3,975,000	4,134,000
7.13%, 07/15/2020	2,295,000	2,432,700
8.00%, 11/15/2019	6,472,000	6,910,154
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,765,000	3,901,481
HCA Holdings, Inc.
6.25%, 02/15/2021	1,510,000	1,577,950
HCA, Inc.
6.50%, 02/15/2020	2,905,000	3,173,712
7.50%, 02/15/2022	3,410,000	3,836,250
HealthSouth Corp.
8.13%, 02/15/2020	1,915,000	2,020,325
LifePoint Hospitals, Inc.
5.50%, 12/01/2021	5,940,000	6,014,250
Tenet Healthcare Corp.
5.00%, 03/01/2019 - 144A	745,000	735,688
5.50%, 03/01/2019 - 144A	1,135,000	1,137,838
6.00%, 10/01/2020	2,910,000	3,077,325
8.13%, 04/01/2022	4,830,000	5,300,925
Hotels, Restaurants & Leisure - 5.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 02/15/2020	2,710,000	2,073,150
9.00%, 02/15/2020	950,000	726,750
10.00%, 12/15/2018	7,500,000	1,734,375
Felcor Lodging, LP
5.63%, 03/01/2023	2,250,000	2,199,375
MGM Resorts International
6.63%, 12/15/2021	3,185,000	3,360,175
7.75%, 03/15/2022	3,385,000	3,765,812
11.38%, 03/01/2018	3,135,000	3,754,163
NCL Corp., Ltd.
5.00%, 02/15/2018	3,101,000	3,132,010
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 - 144A (C) (E)	2,169,203	2,387,705
NPC International, Inc. / NPC Operating Co. A, Inc.
10.50%, 01/15/2020	3,175,000	3,309,938
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	4,231,000	4,400,240
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	3,000,000	3,135,000
Studio City Finance, Ltd.
8.50%, 12/01/2020 - 144A	3,325,000	3,532,813
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	5,205,000	5,660,437
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 - 144A	1,270,926	254,185
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	1,435,000	1,522,894
Wynn Macau, Ltd.
5.25%, 10/15/2021 - 144A	1,600,000	1,544,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 3.3%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	$ 7,090,000	$ 6,717,775
9.13%, 05/15/2019	2,075,000	2,173,562
Jarden Corp.
6.13%, 11/15/2022	2,850,000	2,956,875
KB Home
4.75%, 05/15/2019	3,000,000	2,917,500
9.10%, 09/15/2017	4,195,000	4,740,350
Meritage Homes Corp.
4.50%, 03/01/2018	4,872,000	4,896,360
Standard Pacific Corp.
8.38%, 01/15/2021	2,950,000	3,377,750
Tempur Sealy International, Inc.
6.88%, 12/15/2020	1,065,000	1,134,225
Household Products - 1.9%
Harbinger Group, Inc.
7.88%, 07/15/2019	1,305,000	1,389,825
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,323,250
7.13%, 04/15/2019	3,386,000	3,508,742
7.88%, 08/15/2019	985,000	1,046,563
9.88%, 08/15/2019	4,600,000	4,950,750
Spectrum Brands, Inc.
6.75%, 03/15/2020	1,345,000	1,402,162
Sun Products Corp.
7.75%, 03/15/2021 - 144A	1,900,000	1,453,500
Independent Power and Renewable Electricity Producers - 1.7%
NRG Energy, Inc.
7.88%, 05/15/2021	10,765,000	11,572,375
8.25%, 09/01/2020	2,960,000	3,170,900
Insurance - 0.8%
Lincoln National Corp.
7.00%, 05/17/2066 (A)	7,300,000	7,482,500
IT Services - 1.4%
SunGard Availability Services Capital, Inc.
8.75%, 04/01/2022 - 144A	1,280,000	953,600
SunGard Data Systems, Inc.
6.63%, 11/01/2019	8,370,000	8,370,000
7.38%, 11/15/2018	545,000	561,350
7.63%, 11/15/2020	2,514,000	2,627,130
Life Sciences Tools & Services - 0.5%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.50%, 12/01/2019 - 144A	4,070,000	4,365,075
Media - 9.3%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049 (E)	1,305,000	11,419
10.25%, 06/15/2049 - 11/01/2049 (E)	1,460,000	12,775
AMC Networks, Inc.
7.75%, 07/15/2021	2,290,000	2,496,100
Cablevision Systems Corp.
5.88%, 09/15/2022	925,000	894,938
7.75%, 04/15/2018	11,314,000	12,261,547
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,823,694
5.75%, 01/15/2024	1,865,000	1,855,675
6.50%, 04/30/2021	1,125,000	1,172,813
7.00%, 01/15/2019	8,144,000	8,459,580
7.25%, 10/30/2017	1,235,000	1,279,769
8.13%, 04/30/2020	100,000	105,625
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	4,654,000	4,787,802

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	$ 2,740,000	$ 2,792,350
7.63%, 03/15/2020	9,015,000	9,350,175
CSC Holdings LLC
6.75%, 11/15/2021	185,000	197,062
DISH DBS Corp.
4.63%, 07/15/2017	2,000,000	2,040,000
5.88%, 07/15/2022	1,970,000	2,009,400
6.75%, 06/01/2021	3,215,000	3,456,125
7.88%, 09/01/2019	2,248,000	2,540,240
Getty Images, Inc.
7.00%, 10/15/2020 - 144A	2,894,000	2,134,325
National CineMedia LLC
7.88%, 07/15/2021	3,010,000	3,250,800
Numericable Group SA
4.88%, 05/15/2019 - 144A	3,575,000	3,530,312
Sirius XM Radio, Inc.
5.88%, 10/01/2020 - 144A	580,000	587,250
6.00%, 07/15/2024 - 144A	1,230,000	1,248,450
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	2,220,000	2,242,200
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	9,865,000	10,284,262
8.50%, 05/15/2021 - 144A	893,000	944,348
Metals & Mining - 0.4%
Alcoa, Inc.
5.13%, 10/01/2024	1,389,000	1,390,804
ArcelorMittal
6.75%, 02/25/2022	985,000	1,057,644
Novelis, Inc.
8.38%, 12/15/2017	1,145,000	1,190,800
Oil, Gas & Consumable Fuels - 5.3%
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	1,576,250
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	2,705,000	2,738,812
California Resources Corp.
5.00%, 01/15/2020 - 144A (D)	1,380,000	1,400,700
5.50%, 09/15/2021 - 144A (D)	1,605,000	1,629,075
6.00%, 11/15/2024 - 144A (D)	1,605,000	1,649,138
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	1,825,000	1,829,562
6.13%, 02/15/2021	2,455,000	2,669,812
7.25%, 12/15/2018	2,510,000	2,861,400
CITGO Petroleum Corp.
6.25%, 08/15/2022 - 144A	2,749,000	2,858,960
Denbury Resources, Inc.
5.50%, 05/01/2022	2,500,000	2,475,000
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 - 144A	4,429,000	4,163,260
Kinder Morgan, Inc.
5.00%, 02/15/2021 - 144A	2,580,000	2,689,650
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,645,000	1,727,250
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021	2,720,000	2,740,400
8.63%, 04/15/2020	4,750,000	4,910,312
Peabody Energy Corp.
6.25%, 11/15/2021	1,865,000	1,734,450
6.50%, 09/15/2020	1,000,000	935,000
Plains Exploration & Production Co.
6.88%, 02/15/2023	2,282,000	2,590,070

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc.
5.88%, 06/01/2022	$ 1,270,000	$ 1,265,238
Seventy Seven Operating LLC
6.63%, 11/15/2019	875,000	899,063
SM Energy Co.
6.50%, 01/01/2023	1,445,000	1,502,800
Paper & Forest Products - 0.3%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	2,500,000	2,587,500
Personal Products - 0.5%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	646,000	602,395
Revlon Consumer Products Corp.
5.75%, 02/15/2021	4,038,000	3,957,240
Pharmaceuticals - 1.2%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	1,550,000	1,677,875
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A	4,865,000	4,998,788
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/2021 - 144A	3,320,000	3,552,400
Professional Services - 0.5%
Cardtronics, Inc.
5.13%, 08/01/2022 - 144A	336,000	330,960
TransUnion Holding Co., Inc.
9.63%, 06/15/2018	3,545,000	3,651,350
Real Estate Management & Development - 0.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A	4,825,000	4,945,625
Road & Rail - 1.6%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	5,490,000	6,363,931
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	620,000	615,350
9.75%, 03/15/2020	6,795,000	7,474,500
Semiconductors & Semiconductor Equipment - 1.0%
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 - 144A	4,665,000	4,734,975
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	4,035,000	3,964,388
Software - 1.6%
First Data Corp.
6.75%, 11/01/2020 - 144A	465,000	492,900
7.38%, 06/15/2019 - 144A	11,020,000	11,599,652
11.75%, 08/15/2021	2,022,000	2,340,465
Specialty Retail - 2.0%
Academy, Ltd. / Academy Finance Corp.
9.25%, 08/01/2019 - 144A	2,170,000	2,294,775
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	6,145,000	6,252,537
Express LLC / Express Finance Corp.
8.75%, 03/01/2018	5,145,000	5,350,800
New Academy Finance Co. LLC / New Academy Finance Corp.
8.00%, 06/15/2018
(Cash Rate: 8.00%) - 144A (C)	3,995,000	3,985,013
Textiles, Apparel & Luxury Goods - 0.9%
Levi Strauss & Co.
6.88%, 05/01/2022	4,790,000	5,005,550
PVH Corp.
7.75%, 11/15/2023	2,795,000	3,366,242

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 3.2%
Sprint Communications, Inc.
6.00%, 11/15/2022	$ 2,470,000	$ 2,395,900
7.00%, 08/15/2020	775,000	807,938
9.00%, 11/15/2018 - 144A	6,075,000	7,016,625
9.13%, 03/01/2017	995,000	1,121,863
Sprint Corp.
7.25%, 09/15/2021 - 144A	1,570,000	1,634,762
7.88%, 09/15/2023 - 144A	8,004,000	8,484,240
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	823,150
6.63%, 04/28/2021 - 04/01/2023	2,675,000	2,738,587
6.73%, 04/28/2022	3,039,000	3,107,377
6.84%, 04/28/2023	455,000	467,513

Total Corporate Debt Securities (Cost $818,240,510)		812,172,805

CONVERTIBLE BONDS - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc.
8.63%, 07/15/2020	3,130,000	3,388,225
Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp. (Escrow Certificates)
Series 4, Class A
2.50%, 06/15/2021 (E) (F)	1,220,000	0
Media - 0.0% (G)
Mood Media Corp.
Series 1
10.00%, 10/31/2015 - 144A (F)	7,000	5,033

Total Convertible Bonds (Cost $3,494,574)		3,393,258

LOAN ASSIGNMENTS - 2.6%
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019 (A)	1,196,954	1,165,783
Diversified Financial Services - 0.2%
Nuveen Investments, Inc., 2nd Lien Term Loan
6.50%, 02/28/2019 (A)	1,700,000	1,700,000
Food Products - 0.1%
New HB Acquisition LLC, Term Loan
6.75%, 04/09/2020 (A)	696,500	710,430
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020 (A)	3,300,000	3,258,750
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020 (A)	1,603,947	1,577,596
WMG Acquisition Corp., Term Loan
3.75%, 07/01/2020 (A)	1,683,000	1,621,641
Household Products - 0.1%
Sun Products Corp., Term Loan
5.50%, 03/23/2020 (A)	1,453,678	1,368,881
Insurance - 0.5%
Asurion LLC, 2nd Lien Term Loan
8.50%, 03/03/2021 (A)	3,200,000	3,233,334
Asurion LLC, Term Loan B2
4.25%, 07/08/2020 (A)	1,283,750	1,262,087
Metals & Mining - 0.7%
FMG Resources PTY, Ltd., Term Loan B
3.75%, 06/30/2019 (A)	6,086,421	5,954,547

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.2%
EP Energy LLC, Term Loan B3
3.50%, 05/24/2018 (A)	$ 1,666,666	$ 1,639,236

Total Loan Assignments (Cost $23,757,596)		23,492,285

	Shares	Value
PREFERRED STOCK - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. - Series G 144A, 7.00%	2,000	2,001,875

Total Preferred Stock (Cost $2,010,000)		2,001,875

COMMON STOCKS - 0.2%
Building Products - 0.2%
Panolam Holdings Co. - GDR (E) (F) (H)	1,803	1,757,168
Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp. (Escrow Certificates) (E) (F) (H)	550,000	0
Media - 0.0% (G)
New Cotai LLC / New Cotai Capital Corp. - Class B (F) (H)	6	185,250

Total Common Stocks (Cost $3,265,049)		1,942,418

WARRANT - 0.0% (G)
Food Products - 0.0% (G)
American Seafoods Group LLC (E) (H)
Expiration: 05/18/2015
Exercise Price: $0.01	1,265	101,200

Total Warrant (Cost $0)		101,200

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2014, to be repurchased at $22,202,005 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $22,646,646.	$ 22,201,999	22,201,999

Total Repurchase Agreement (Cost $22,201,999)		22,201,999

Total Investments (Cost $882,969,728) (J)		872,910,840
Other Assets and Liabilities, Net - 1.6%		14,126,353

Net Assets - 100.0%		$ 887,037,193

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Preferred Corporate Debt Security	$—	$7,605,000	$—	$7,605,000
Corporate Debt Securities	—	812,172,805	—	812,172,805
Convertible Bonds
Diversified Telecommunication Services	—	3,388,225	—	3,388,225
Independent Power and Renewable Electricity Producers	—	—	0	0
Media	—	—	5,033	5,033
Loan Assignments	—	23,492,285	—	23,492,285
Preferred Stock	2,001,875	—	—	2,001,875
Common Stocks
Building Products	—	—	1,757,168	1,757,168
Independent Power and Renewable Electricity Producers	—	—	0	0
Media	—	—	185,250	185,250
Warrant	101,200	—	—	101,200
Repurchase Agreement	—	22,201,999	—	22,201,999

Total Investments	$2,103,075	$868,860,314	$1,947,451	$872,910,840

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3 (N)	Ending Balance at September 30, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (M)
Convertible Bonds	$5,033	$—	$—	$1,670	$—	$(1,670)	$—	$—	$5,033	$(1,670)
Corporate Debt Securities	668,348	—	(317,730)	—	—	(96,433)	—	(254,185)	—	—
Common Stocks	1,942,418	—	(7,689)	—	(2,625,742)	2,633,431	—	—	1,942,418	0
Investment Company	0	—	(0)	—	—	—	—	—	—	—
Warrants	0	—	(0)	—	—	—	—	—	—	—

Total	$2,615,799	$—	$(325,419)	$1,670	$(2,625,742)	$2,535,328	$—	$(254,185)	$1,947,451	$(1,670)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Total aggregate value of illiquid securities is $4,270,267, or 0.48% of the Portfolio’s net assets.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $1,947,451, or 0.22% of the Portfolio’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Non-income producing security.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $882,969,728. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,254,079 and $22,312,967, respectively. Net unrealized depreciation for tax purposes is $10,058,888.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Transferred out of Level 3 because of availability of observable inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $284,967,701, or 32.13% of the Portfolio’s net assets.
GDR	Global Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 5,000	$ 4,574
3.63%, 02/15/2044	2,168,300	2,343,119
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	311,160	379,785
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	92,897	89,878
0.63%, 01/15/2024	1,082,366	1,087,778
U.S. Treasury Note
0.38%, 03/31/2016	574,700	574,835
0.50%, 09/30/2016	1,458,400	1,456,007
0.88%, 04/15/2017 - 04/30/2017	878,500	878,171
1.00%, 09/15/2017 - 11/30/2019	810,000	778,097
1.25%, 11/30/2018	1,118,300	1,102,923
1.63%, 03/31/2019 - 11/15/2022	2,446,400	2,412,310
2.50%, 05/15/2024	1,411,400	1,412,282
2.75%, 02/15/2024	285,000	291,702

Total U.S. Government Obligations (Cost $12,720,381)		12,811,461

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
3.02%, 02/01/2041 (A)	34,323	36,544
5.50%, 06/01/2041	73,167	81,435
Federal National Mortgage Association
2.99%, 03/01/2041 (A)	28,818	30,642
3.13%, 03/01/2041 (A)	25,652	27,256
3.18%, 12/01/2040 (A)	35,723	37,300
3.33%, 10/25/2023 (A)	55,000	56,519
3.50%, 11/01/2028 - 01/01/2029	190,044	201,160
3.51%, 09/01/2041 (A)	47,882	50,582
4.00%, 10/01/2025 - 07/01/2026	79,867	85,253
4.50%, 02/01/2025 - 06/01/2026	269,592	287,822
5.50%, 09/01/2036 - 08/01/2037	220,088	247,007
6.00%, 02/01/2038 - 04/01/2040	466,336	529,051
6.50%, 05/01/2040	138,687	156,985
Federal National Mortgage Association, TBA
3.50%	3,405,000	3,506,003
4.00%	1,563,000	1,647,109
4.50%	1,002,000	1,081,064
5.00%	713,000	786,684
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (A)	40,000	39,818
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (A)	50,000	50,662
Government National Mortgage Association, IO
0.99%, 02/16/2053 (A)	297,220	22,963

Total U.S. Government Agency Obligations (Cost $8,936,768)		8,961,859

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond
4.25%, 01/07/2025	200,000	198,000
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A	225,000	240,188
Mexico Government International Bond
4.00%, 10/02/2023 (B)	180,000	186,030

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peruvian Government International Bond
7.35%, 07/21/2025 (B)	$ 100,000	$ 130,250
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	40,000	43,950

Total Foreign Government Obligations (Cost $777,568)		798,418

MORTGAGE-BACKED SECURITIES - 5.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.99%, 02/25/2035 (A)	32,611	32,617
Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	269,682	219,373
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.79%, 06/10/2049 (A)	84,579	91,434
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	140,000	135,485
Series 2012-TFT, Class C
3.58%, 06/05/2030 - 144A (A)	150,000	142,333
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	103,369	110,836
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	71,153	76,533
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	57,536	63,120
Series 2007-PW17, Class A3
5.74%, 06/11/2050	50,608	51,161
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.36%, 12/25/2046 (A)	191,681	62,630
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class D
3.01%, 01/12/2030 - 144A (A)	250,000	251,699
Series 2014-GC19, Class A3
3.75%, 03/10/2047	45,000	46,295
Series 2014-GC19, Class A4
4.02%, 03/10/2047	65,000	68,089
Citigroup Commercial Mortgage Trust, IO
Series 2013-SMP, Class XA
0.90%, 01/12/2030 - 144A (A)	1,259,700	28,643
COMM Mortgage Trust
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (A)	20,000	21,716
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	100,000	98,391
Series 2014-CR14, Class B
4.76%, 02/10/2047 (A)	45,000	47,872
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	45,000	46,985
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	132,000	129,873
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	35,000	38,212

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.40%, 08/26/2036 - 144A (A)	$ 300,047	$ 303,843
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	138,651	142,416
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (A)	90,000	96,695
Series 2010-RR2, Class 2A
6.10%, 09/15/2039 - 144A (A)	91,890	98,296
Series 2013-8R, Class 3A1
0.31%, 03/27/2036 - 144A (A)	230,633	225,072
Series 2014-4R, Class 21A1
0.46%, 12/27/2035 - 144A (A)	305,000	289,663
DBRR Trust
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (A)	89,117	89,576
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AAB
5.48%, 12/10/2049	38,548	39,538
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A
2.97%, 03/18/2035 (A)	249,323	246,989
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (A)	100,000	93,982
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.82%, 11/05/2030 - 144A (A)	4,500,000	17,415
Impac CMB Trust
Series 2004-6, Class 1A1
0.95%, 10/25/2034 (A)	119,859	114,708
Independent National Mortgage Corp. INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
2.77%, 11/25/2037 (A)	240,946	230,164
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.37%, 08/25/2037 (A)	252,542	209,643
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.62%, 12/12/2044 (A)	70,000	73,489
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	135,290	145,806
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	121,551	133,719
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	81,846	88,739
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	109,096	115,386
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
2.90%, 05/26/2037 - 144A (A)	321,194	321,003
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.06%, 07/15/2044 (A)	28,217	31,010
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	40,000	40,714
Series 2007-C7, Class AM
6.37%, 09/15/2045 (A)	30,000	33,733
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.79%, 10/25/2028 (A)	76,486	76,380
Series 2004-A3, Class 4A3
2.58%, 05/25/2034 (A)	56,345	56,386

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (A)	$ 55,000	$ 56,892
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (A)	39,194	41,936
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.77%, 04/12/2049 (A)	38,457	38,978
Series 2007-HQ12, Class AM
5.77%, 04/12/2049 (A)	85,000	91,268
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	131,305	141,475
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	32,306
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	34,976	37,996
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (A)	110,000	118,902
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	48,304	48,485
Series 2014-R3, Class 2A
3.00%, 07/26/2048 - 144A (A)	382,074	336,721
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	140,000	139,925
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	133,000	132,739
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 - 144A (A)	273,381	281,883
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (A)	112,929	115,943
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (A)	130,000	121,123
SCG Trust
Series 2013-SRP1, Class A
1.55%, 11/15/2026 - 144A (A)	100,000	100,291
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	46,389	45,925
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.85%, 01/19/2034 (A)	164,095	159,710
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (A)	100,000	97,080

Total Mortgage-Backed Securities (Cost $7,396,183)		7,217,240

ASSET-BACKED SECURITIES - 5.1%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	40,000	40,868
Series 2012-2, Class C
2.64%, 10/10/2017	40,000	40,745
Series 2012-3, Class C
2.42%, 05/08/2018	40,000	40,686
Series 2012-5, Class C
1.69%, 11/08/2018	70,000	70,357
Series 2013-4, Class D
3.31%, 10/08/2019	25,000	25,527

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2013-5, Class C
2.29%, 11/08/2019	$ 10,000	$ 10,014
Series 2014-1, Class B
1.68%, 07/08/2019	43,000	42,783
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100,000	101,749
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	20,000	19,967
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	20,000	19,950
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	15,000	14,952
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	20,000	19,882
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	25,000	24,861
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	40,424
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120,000	121,460
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	105,000	105,052
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	100,000	100,690
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	210,168
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.41%, 03/20/2036 (A)	235,000	226,715
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	30,000	30,797
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/20/2031 - 144A	151,000	150,957
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.88%, 11/25/2024 (A)	100,000	104,830
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (A)	100,000	99,529
PFS Financing Corp.
Series 2013-AA, Class B
1.25%, 02/15/2018 - 144A (A)	100,000	100,324
Prestige Auto Receivables Trust
Series 2011-1A, Class D
5.18%, 07/16/2018 - 144A	100,000	100,557
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	43,892	43,970
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	89,467	89,476
Santander Drive Auto Receivables Trust
Series 2012-4, Class C
2.94%, 12/15/2017	20,000	20,406
Series 2012-5, Class C
2.70%, 08/15/2018	25,000	25,536
Series 2012-6, Class C
1.94%, 03/15/2018	50,000	50,382
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	245,000	246,749

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-2, Class B
1.33%, 03/15/2018	$ 120,000	$ 120,518
Series 2013-3, Class B
1.19%, 05/15/2018	105,000	105,113
Series 2013-4, Class B
2.16%, 01/15/2020	60,000	60,902
Series 2013-4, Class C
3.25%, 01/15/2020	50,000	51,730
Series 2013-5, Class B
1.55%, 10/15/2018	150,000	150,164
Series 2013-5, Class C
2.25%, 06/17/2019	70,000	70,336
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	75,000	75,913
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	30,000	30,727
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	20,000	20,857
Series 2014-1, Class B
1.59%, 10/15/2018	170,000	170,339
Series 2014-1, Class C
2.36%, 04/15/2020	75,000	75,400
Scholar Funding Trust
Series 2011-A, Class A
1.14%, 10/28/2043 - 144A (A)	86,000	86,361
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (A)	143,717	143,134
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 - 144A	75,014	74,873
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (A)	107,622	106,747
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (A)	55,162	54,434
Series 2004-B, Class A2
0.43%, 06/15/2021 (A)	141,465	140,691
Series 2005-B, Class A2
0.41%, 03/15/2023 (A)	72,852	72,181
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (A)	200,000	213,148
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (A)	100,000	107,258
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (A)	48,503	49,097
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	100,000	104,309
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (A)	86,881	87,475
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	135,000	140,351
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	160,000	164,986
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (A)	54,210	54,418
Series 2012-E, Class A2B
1.90%, 06/15/2045 - 144A (A)	145,000	149,722
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (A)	67,793	67,911
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	170,000	167,466
Series 2013-A, Class A2B
1.20%, 05/17/2027 - 144A (A)	150,000	151,408
Series 2013-B, Class A1
0.80%, 07/15/2022 - 144A (A)	144,816	145,024

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	$ 200,000	$ 194,740
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (A)	87,386	87,801
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	100,000	102,130
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (A)	100,000	102,281
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (A)	83,893	83,955
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (A)	24,014	23,922
Series 2008-5, Class A4
1.93%, 07/25/2023 (A)	100,000	104,333
Series 2013-6, Class A3
0.80%, 06/26/2028 (A)	115,000	114,656
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 - 144A	155,000	155,018
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	124,474	125,562
Series 2014-AA, Class A
2.70%, 05/25/2023 - 144A (C)	125,000	124,987
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	110,000	110,025
Series 2012-D, Class A
2.15%, 04/17/2023	145,000	143,142

Total Asset-Backed Securities (Cost $6,992,005)		7,025,908

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	15,000	20,333
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	15,000	20,353
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	10,000	12,534
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	16,000	22,924
New York City Water & Sewer System (Revenue Bonds)
5.38%, 06/15/2043	45,000	52,728
5.50%, 06/15/2043	55,000	64,945
5.88%, 06/15/2044	15,000	19,142
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	10,000	11,772
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	20,000	21,917
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	60,000	88,750

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	$ 55,000	$ 53,374
University of California (Revenue Bonds)
Series AD
4.86%, 05/15/2112	10,000	9,647

Total Municipal Government Obligations (Cost $366,568)		398,419

PREFERRED CORPORATE DEBT SECURITIES - 0.5%
Capital Markets - 0.0% (D)
State Street Capital Trust IV
1.23%, 06/01/2077 (A)	11,000	9,378
Diversified Financial Services - 0.0% (D)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 10/31/2014 (E) (F) (G) (H)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
Zero Coupon, 08/19/2065 (F) (G) (H)	120,000	12
Insurance - 0.5%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	500,000	535,000
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A)	140,000	143,325

Total Preferred Corporate Debt Securities (Cost $966,643)		687,735

CORPORATE DEBT SECURITIES - 14.1%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	69,000	74,252
5.10%, 01/15/2044	49,000	52,552
Airlines - 0.4%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	180,000	180,675
United Airlines Pass-Through Trust
3.75%, 03/03/2028	300,000	303,750
United Continental Holdings, Inc.
6.00%, 07/15/2028	25,000	23,000
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023	30,000	31,725
6.25%, 10/02/2043	20,000	23,400
Banks - 2.2%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	400,000	543,929
Branch Banking & Trust Co.
3.80%, 10/30/2026	110,000	109,492
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (E)	405,000	535,613
Credit Agricole SA
2.50%, 04/15/2019 - 144A (B)	250,000	249,489
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	210,790
Glitnir HF
6.33%, 07/28/2011 - 144A (F) (G)	160,000	51,200
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	200,000	206,000
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A	200,000	194,867

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	$ 85,000	$ 84,992
Nordea Bank AB
4.25%, 09/21/2022 - 144A	470,000	483,185
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	100,000	100,051
6.00%, 12/19/2023	65,000	68,142
Wells Fargo & Co.
2.15%, 01/15/2019	35,000	35,040
4.13%, 08/15/2023	35,000	36,187
5.38%, 11/02/2043	67,000	73,179
5.90%, 06/15/2024 (A) (B) (E)	43,000	43,806
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	45,000	44,764
3.70%, 02/01/2024 (B)	65,000	65,366
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	35,000	36,941
5.65%, 06/15/2042	27,000	30,668
Capital Markets - 1.2%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	50,000	49,739
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	65,000	65,675
2.90%, 07/19/2018	95,000	97,309
3.63%, 02/07/2016 - 01/22/2023	101,000	101,972
5.75%, 01/24/2022	93,000	105,757
6.13%, 02/15/2033	40,000	47,872
6.25%, 02/01/2041	20,000	24,224
6.75%, 10/01/2037	20,000	23,876
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (A)	50,000	51,932
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (B)	300,000	339,312
Morgan Stanley
3.45%, 11/02/2015	123,000	126,482
3.80%, 04/29/2016	100,000	104,192
Morgan Stanley, Series MTN
5.00%, 11/24/2025	66,000	69,024
5.45%, 01/09/2017	130,000	141,204
UBS AG
7.63%, 08/17/2022	250,000	290,439
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	66,234
Monsanto Co.
4.40%, 07/15/2044	110,000	109,013
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A	175,000	175,317
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	49,975
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A	210,000	212,986
Diversified Financial Services - 1.3%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	150,000	150,647
Bank of America Corp.
2.60%, 01/15/2019	60,000	59,883
2.65%, 04/01/2019	255,000	254,218
4.10%, 07/24/2023	51,000	52,066
5.75%, 12/01/2017	75,000	83,453

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup, Inc.
2.50%, 09/26/2018	$ 58,000	$ 58,377
2.55%, 04/08/2019 (B)	110,000	109,916
4.45%, 01/10/2017	35,000	37,292
4.50%, 01/14/2022	83,000	88,991
4.95%, 11/07/2043	20,000	21,168
6.68%, 09/13/2043	20,000	24,513
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (E)	100,000	115,750
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	20,000	26,918
JPMorgan Chase & Co.
3.20%, 01/25/2023	40,000	39,047
3.25%, 09/23/2022	34,000	33,465
4.75%, 03/01/2015	79,000	80,420
4.85%, 02/01/2044	20,000	20,951
6.75%, 02/01/2024 (A) (E)	13,000	13,657
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	145,000	144,684
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (F) (G)	130,000	163
7.63%, 02/28/2015 - 144A (F) (G)	710,000	182,825
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (G)	480,000	1,200
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	175,000	208,289
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
2.30%, 03/11/2019 (B)	95,000	95,292
4.35%, 06/15/2045	35,000	32,170
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	54,000	56,700
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	22,920
Verizon Communications, Inc.
2.63%, 02/21/2020 - 144A	123,000	121,457
3.45%, 03/15/2021	45,000	45,672
3.85%, 11/01/2042	179,000	156,311
4.50%, 09/15/2020	42,000	45,438
6.55%, 09/15/2043	134,000	167,418
Electric Utilities - 0.6%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	65,000	68,802
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	49,038
8.88%, 11/15/2018	9,000	11,249
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	46,011
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	58,803
Duke Energy Corp.
3.75%, 04/15/2024	11,000	11,277
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	62,708
Georgia Power Co.
3.00%, 04/15/2016	117,000	120,993
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	41,692
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	155,000	171,824
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,873
5.30%, 06/01/2042	25,000	29,453

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
4.75%, 02/15/2044	$ 17,000	$ 17,948
PacifiCorp
3.60%, 04/01/2024	130,000	133,501
5.75%, 04/01/2037	25,000	31,048
Progress Energy, Inc.
4.88%, 12/01/2019	6,000	6,684
Energy Equipment & Services - 0.4%
Nabors Industries, Inc.
4.63%, 09/15/2021	45,000	48,364
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	34,149
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (B)	37,000	37,574
4.63%, 03/01/2034	35,000	35,908
Transocean, Inc.
6.00%, 03/15/2018	245,000	264,176
6.80%, 03/15/2038	32,000	31,162
Weatherford International, Ltd.
5.95%, 04/15/2042 (B)	35,000	37,594
Food & Staples Retailing - 0.2%
CVS Health Corp.
5.30%, 12/05/2043	14,000	15,685
Sysco Corp.
2.35%, 10/02/2019 (C)	190,000	190,004
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	39,882
4.30%, 04/22/2044 (B)	40,000	40,237
Food Products - 0.0% (D)
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	59,563
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,548
Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044	14,000	14,234
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	75,755
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	58,437
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	19,615
WellPoint, Inc.
1.88%, 01/15/2018	76,000	75,917
2.30%, 07/15/2018	104,000	104,269
3.30%, 01/15/2023	25,000	24,717
3.70%, 08/15/2021	8,000	8,259
Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	2,000	2,030
4.88%, 11/01/2020	5,000	5,098
Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	100,000	105,500
Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.50%, 03/11/2044	36,000	37,323
Insurance - 1.6%
American International Group, Inc.
4.13%, 02/15/2024	51,000	52,976
8.18%, 05/15/2068 (A)	41,000	55,248
8.25%, 08/15/2018	385,000	470,260

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Genworth Holdings, Inc.
7.63%, 09/24/2021	$ 45,000	$ 54,595
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	375,000	430,239
Lincoln National Corp.
8.75%, 07/01/2019	195,000	248,402
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	195,000	194,693
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	220,000	340,809
Principal Financial Group, Inc.
8.88%, 05/15/2019	105,000	133,303
Prudential Financial, Inc., Series MTN
5.38%, 06/21/2020	141,000	159,590
Swiss Re Capital I, LP
6.85%, 05/25/2016 - 144A (A) (E)	70,000	73,500
IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	100,000	102,047
MasterCard, Inc.
2.00%, 04/01/2019	53,000	52,589
3.38%, 04/01/2024	33,000	33,180
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	133,206
5.30%, 02/01/2044	6,000	6,585
Media - 0.6%
CBS Corp.
4.63%, 05/15/2018	23,000	24,999
5.75%, 04/15/2020	20,000	22,861
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	102,250
Comcast Corp.
5.88%, 02/15/2018	116,000	131,543
Cox Communications, Inc.
8.38%, 03/01/2039 - 144A	56,000	79,384
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	67,000	72,813
5.00%, 03/01/2021	34,000	37,650
NBCUniversal Media LLC
4.38%, 04/01/2021	114,000	124,186
4.45%, 01/15/2043	47,000	47,117
5.15%, 04/30/2020	99,000	112,402
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	44,000	45,738
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (B)	45,000	44,384
Novelis, Inc.
8.75%, 12/15/2020	110,000	117,563
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	33,000	31,815
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,500
4.88%, 03/01/2044	43,000	44,794
Dominion Resources, Inc.
1.95%, 08/15/2016	200,000	203,308
PG&E Corp.
2.40%, 03/01/2019	26,000	26,030
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.
4.25%, 01/15/2044	15,000	13,900
4.75%, 04/15/2043	22,000	21,985

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC
2.24%, 05/10/2019	$ 95,000	$ 94,419
2.75%, 05/10/2023	83,000	78,392
3.25%, 05/06/2022	45,000	44,661
3.81%, 02/10/2024	60,000	60,735
Continental Resources, Inc.
3.80%, 06/01/2024 (B)	205,000	200,801
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	37,521
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	87,360
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	149,950
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	46,156
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	62,919
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (B)	142,000	140,233
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	63,000
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	80,000	78,100
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	50,000	51,250
Murphy Oil Corp.
2.50%, 12/01/2017	86,000	87,353
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,455
Noble Energy, Inc.
5.25%, 11/15/2043	28,000	29,536
6.00%, 03/01/2041	47,000	54,195
8.25%, 03/01/2019	47,000	58,113
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	45,000	41,850
Petrobras Global Finance BV
6.25%, 03/17/2024	130,000	136,192
Petrobras International Finance Co.
3.88%, 01/27/2016	160,000	163,760
Petroleos Mexicanos
3.50%, 01/30/2023	40,000	38,320
Range Resources Corp.
5.75%, 06/01/2021	10,000	10,500
Shell International Finance BV
2.00%, 11/15/2018	86,000	86,673
4.55%, 08/12/2043	48,000	50,758
Statoil ASA
2.90%, 11/08/2020	90,000	91,778
Total Capital International SA
3.70%, 01/15/2024	41,000	42,044
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	84,930
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,280
7.88%, 09/01/2021	33,000	39,751
Williams Partners, LP
5.40%, 03/04/2044	35,000	37,120
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022	153,000	164,878
Pharmaceuticals - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	28,000	26,305
Actavis, Inc.
3.25%, 10/01/2022 (B)	60,000	57,873
4.63%, 10/01/2042	58,000	52,997

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	$ 67,000	$ 69,382
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	25,000	25,410
Real Estate Investment Trusts - 0.9%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	270,000	269,851
3.00%, 02/06/2019 - 144A	60,000	59,569
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	261,882
Realty Income Corp.
3.88%, 07/15/2024	230,000	228,636
Simon Property Group, LP
3.38%, 10/01/2024	280,000	276,879
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	20,000	19,676
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 - 144A	180,000	180,427
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	17,555
3.75%, 04/01/2024	12,000	12,224
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020	65,000	67,396
Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024 (B)	33,000	33,675
Philip Morris International, Inc.
1.88%, 01/15/2019	71,000	70,313
4.88%, 11/15/2043	25,000	26,579
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	194,216
MetroPCS Wireless, Inc.
7.88%, 09/01/2018	4,000	4,158
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	95,000	109,725
Sprint Corp.
7.88%, 09/15/2023 - 144A	45,000	47,700
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,194
6.63%, 04/28/2021	15,000	15,375
6.73%, 04/28/2022	15,000	15,337
6.84%, 04/28/2023	5,000	5,138

Total Corporate Debt Securities (Cost $19,981,866)		19,451,663

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill
0.02%, 11/06/2014 - 12/11/2014 (I)	6,439,700	6,439,525
0.03%, 11/20/2014 (I)	851,200	851,170
0.08%, 05/28/2015 (I) (J)	70,000	69,963

Total Short-Term U.S. Government Obligations (Cost $7,360,658)		7,360,658

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (A)	1,536	$ 39,398
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (A)	3,392	91,313
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (A)	320	8,454
Short-Term U.S. Government Agency Obligations - 0.2%
Federal Home Loan Mortgage Corp. - Series Z, 8.38% (A) (B) (K)	14,925	153,728
Federal National Mortgage Association
Series O, 0.00% (A) (K) (L)	600	9,510
Series S, 8.25% (A) (K)	10,800	99,360

Total Preferred Stocks (Cost $814,042)		401,763

COMMON STOCKS - 57.2%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	9,239	860,336
L-3 Communications Holdings, Inc.	2,270	269,948
United Technologies Corp.	11,314	1,194,758
Airlines - 0.3%
Delta Air Lines, Inc.	5,840	211,116
United Continental Holdings, Inc. (K)	5,420	253,602
Auto Components - 0.1%
TRW Automotive Holdings Corp. (K)	1,180	119,475
Automobiles - 0.3%
General Motors Co.	14,414	460,383
Banks - 1.8%
BB&T Corp.	5,410	201,306
PNC Financial Services Group, Inc.	4,498	384,939
SVB Financial Group (K)	710	79,584
Wells Fargo & Co.	35,668	1,850,099
Beverages - 1.4%
Coca-Cola Co.	22,720	969,235
Coca-Cola Enterprises, Inc.	2,520	111,787
Constellation Brands, Inc. - Class A (K)	4,039	352,039
Dr. Pepper Snapple Group, Inc.	3,539	227,593
Molson Coors Brewing Co. - Class B	920	68,485
PepsiCo, Inc.	2,716	252,833
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (K)	1,306	216,561
Amgen, Inc.	290	40,733
Biogen Idec, Inc. (K)	2,474	818,424
Celgene Corp. (K)	8,670	821,743
Gilead Sciences, Inc. (B) (K)	3,986	424,310
Vertex Pharmaceuticals, Inc. (K)	2,098	235,626
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	1,020	41,932
Masco Corp.	7,167	171,435
Capital Markets - 1.7%
Charles Schwab Corp.	19,710	579,277
Goldman Sachs Group, Inc.	1,889	346,764
Invesco, Ltd.	11,843	467,562
Morgan Stanley	17,976	621,430
State Street Corp.	4,468	328,889

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 0.7%
Axiall Corp.	2,570	$ 92,032
Dow Chemical Co. (B)	3,361	176,251
Monsanto Co.	3,810	428,663
Mosaic Co.	5,600	248,696
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	1,748	77,908
Communications Equipment - 1.3%
Cisco Systems, Inc.	35,788	900,784
QUALCOMM, Inc.	11,597	867,108
Construction & Engineering - 0.5%
Fluor Corp.	9,390	627,158
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	930	119,914
Consumer Finance - 0.3%
American Express Co.	850	74,409
Capital One Financial Corp.	3,259	266,000
Navient Corp.	1,130	20,012
Containers & Packaging - 0.2%
Crown Holdings, Inc. (K)	4,331	192,816
Sealed Air Corp. - Class A (B)	870	30,346
Diversified Financial Services - 2.5%
Bank of America Corp.	73,799	1,258,273
Berkshire Hathaway, Inc. - Class B (K)	6,211	857,987
Citigroup, Inc.	20,191	1,046,298
Intercontinental Exchange, Inc.	1,507	293,940
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (B)	376	13,250
Verizon Communications, Inc.	24,821	1,240,802
Electric Utilities - 1.2%
Edison International	10,037	561,269
Entergy Corp. - Class B (B)	3,340	258,282
Exelon Corp. (B)	9,940	338,855
NextEra Energy, Inc.	5,343	501,601
Electrical Equipment - 0.8%
Eaton Corp. PLC	8,751	554,551
Emerson Electric Co.	8,702	544,571
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	5,699	110,219
TE Connectivity, Ltd.	2,295	126,890
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,890	188,024
Ensco PLC - Class A (B)	6,580	271,820
Halliburton Co.	6,138	395,962
Schlumberger, Ltd.	9,329	948,666
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	3,603	451,528
CVS Health Corp.	10,417	829,089
Kroger Co.	2,230	115,960
Wal-Mart Stores, Inc.	2,006	153,399
Food Products - 1.0%
Archer-Daniels-Midland Co.	9,435	482,129
General Mills, Inc.	2,738	138,132
Kellogg Co.	1,470	90,552
Mondelez International, Inc. - Class A	20,949	717,817
Gas Utilities - 0.1%
Questar Corp. (B)	3,166	70,570
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	18,116	753,444
Boston Scientific Corp. (K)	38,480	454,449
CareFusion Corp. - Class A (K)	4,220	190,955
Covidien PLC	970	83,915
Stryker Corp.	4,260	343,995

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.1%
Aetna, Inc.	3,570	$ 289,170
Humana, Inc. - Class A	4,110	535,492
McKesson Corp.	1,520	295,898
UnitedHealth Group, Inc.	5,083	438,409
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	215	20,384
Royal Caribbean Cruises, Ltd. - Class A	4,320	290,693
Starbucks Corp.	5,543	418,275
Yum! Brands, Inc.	1,626	117,039
Household Durables - 0.4%
Harman International Industries, Inc.	2,890	283,335
NVR, Inc. (K)	40	45,201
PulteGroup, Inc. (B)	9,942	175,576
Household Products - 1.2%
Kimberly-Clark Corp.	3,604	387,682
Procter & Gamble Co.	14,869	1,245,130
Industrial Conglomerates - 0.4%
General Electric Co.	23,199	594,358
Insurance - 1.7%
ACE, Ltd.	8,056	844,833
Axis Capital Holdings, Ltd.	2,470	116,905
Hartford Financial Services Group, Inc.	2,420	90,145
Marsh & McLennan Cos., Inc.	6,300	329,742
MetLife, Inc.	13,551	727,960
Prudential Financial, Inc.	2,032	178,694
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (K)	1,092	352,104
Expedia, Inc. (B)	930	81,487
Priceline Group, Inc. (K)	351	406,662
Internet Software & Services - 2.1%
eBay, Inc. (K)	7,425	420,478
Facebook, Inc. - Class A (K)	7,680	607,027
Google, Inc. - Class A (K)	1,679	987,941
Google, Inc. - Class C (K)	1,609	928,972
IT Services - 1.7%
Accenture PLC - Class A	7,000	569,240
Alliance Data Systems Corp. (K)	465	115,446
Cognizant Technology Solutions Corp. - Class A (K)	7,878	352,698
Fidelity National Information Services, Inc.	2,250	126,675
International Business Machines Corp.	1,841	349,477
Visa, Inc. - Class A	4,077	869,909
Xerox Corp.	2,650	35,060
Machinery - 0.6%
Deere & Co. (B)	1,566	128,396
PACCAR, Inc.	10,739	610,781
Snap-on, Inc.	270	32,692
SPX Corp.	915	85,946
Media - 2.5%
Charter Communications, Inc. - Class A (K)	670	101,418
Comcast Corp. - Class A (B)	20,151	1,083,721
DIRECTV (K)	810	70,081
DISH Network Corp. - Class A (K)	3,145	203,104
Time Warner Cable, Inc.	1,245	178,645
Time Warner, Inc.	13,095	984,875
Time, Inc. (K)	1,740	40,768
Twenty-First Century Fox, Inc. - Class A	11,370	389,877
Walt Disney Co.	4,692	417,729
Metals & Mining - 0.7%
Alcoa, Inc.	27,295	439,176
Freeport-McMoRan, Inc.	6,880	224,632
U.S. Steel Corp. (B)	6,770	265,181

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	7,740	$ 189,398
CMS Energy Corp.	6,297	186,769
Dominion Resources, Inc.	2,680	185,161
NiSource, Inc. - Class B	8,018	328,578
Public Service Enterprise Group, Inc.	2,110	78,576
Wisconsin Energy Corp. (B)	3,350	144,050
Multiline Retail - 0.1%
Dollar General Corp. (K)	1,900	116,109
Dollar Tree, Inc. (K)	870	48,781
Kohl’s Corp. (B)	50	3,051
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp. - Class A	3,076	312,030
Cheniere Energy, Inc. (K)	1,450	116,044
Chevron Corp.	10,851	1,294,741
EOG Resources, Inc.	3,622	358,651
EQT Corp.	1,610	147,379
Exxon Mobil Corp.	16,163	1,520,130
Hess Corp.	2,525	238,158
Marathon Oil Corp.	12,030	452,208
Occidental Petroleum Corp.	4,621	444,309
Phillips 66	2,813	228,725
Pioneer Natural Resources Co.	420	82,727
QEP Resources, Inc.	2,580	79,412
Valero Energy Corp.	2,680	124,004
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,610	120,299
Pharmaceuticals - 3.5%
Actavis PLC (K)	832	200,745
Allergan, Inc.	1,340	238,775
Bristol-Myers Squibb Co.	16,016	819,699
Johnson & Johnson	19,961	2,127,643
Merck & Co., Inc.	16,030	950,258
Perrigo Co. PLC	1,139	171,066
Pfizer, Inc.	10,051	297,208
Real Estate Investment Trusts - 1.2%
AvalonBay Communities, Inc.	1,958	276,019
Boston Properties, Inc.	1,147	132,777
DiamondRock Hospitality Co. (B)	9,090	115,261
Essex Property Trust, Inc. (B)	210	37,538
Extra Space Storage, Inc.	720	37,130
Highwoods Properties, Inc.	2,411	93,788
Host Hotels & Resorts, Inc.	4,834	103,109
Liberty Property Trust - Series C	4,210	140,025
Mid-America Apartment Communities, Inc.	1,130	74,185
Omega Healthcare Investors, Inc.	1,060	36,241
Prologis, Inc. - Class A	5,133	193,514
Public Storage	280	46,435
Simon Property Group, Inc.	2,157	354,654
Road & Rail - 1.4%
Canadian Pacific Railway, Ltd.	811	168,258
CSX Corp.	20,309	651,107
Norfolk Southern Corp.	352	39,283
Union Pacific Corp.	10,465	1,134,615
Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies, Ltd. - Class A	4,740	412,380
Broadcom Corp. - Class A	11,010	445,024
Freescale Semiconductor, Ltd. (B) (K)	5,370	104,876
KLA-Tencor Corp. (B)	4,417	347,971
LAM Research Corp.	8,317	621,280
Software - 2.5%
Adobe Systems, Inc. (K)	8,313	575,177
Citrix Systems, Inc. (K)	4,318	308,046
Microsoft Corp.	42,251	1,958,756
Oracle Corp.	11,660	446,345
VMware, Inc. - Class A (B) (K)	1,101	103,318

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.0%
AutoZone, Inc. (B) (K)	883	$ 450,030
Gap, Inc. - Class A (B)	590	24,597
Home Depot, Inc.	11,156	1,023,451
Lowe’s Cos., Inc.	13,194	698,227
Ross Stores, Inc.	1,990	150,404
TJX Cos., Inc.	8,020	474,543
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	27,738	2,794,603
EMC Corp.	2,969	86,873
Hewlett-Packard Co.	10,433	370,059
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (B) (K)	1,877	78,853
Ralph Lauren Corp.	340	56,008
V.F. Corp.	8,208	541,974
Tobacco - 0.7%
Philip Morris International, Inc.	11,877	990,542
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. (B)	1,241	312,298

Total Common Stocks (Cost $62,517,486)		78,990,872

SECURITIES LENDING COLLATERAL - 5.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	6,965,001	6,965,001

Total Securities Lending Collateral (Cost $6,965,001)		6,965,001

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (I), dated 09/30/2014, to be repurchased at $1,110,013 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $1,137,360.	$ 1,110,012	1,110,012

Total Repurchase Agreement (Cost $1,110,012)		1,110,012

Total Investments (Cost $136,905,181) (M)		152,181,009
Other Assets and Liabilities, Net - (10.2)%		(14,035,737)

Net Assets - 100.0%		$ 138,145,272

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

FUTURES CONTRACTS: (N)

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	8	12/19/2014	$(8,399)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$12,811,461	$—	$12,811,461
U.S. Government Agency Obligations	—	8,961,859	—	8,961,859
Foreign Government Obligations	—	798,418	—	798,418
Mortgage-Backed Securities	—	7,171,315	45,925	7,217,240
Asset-Backed Securities	—	7,025,908	—	7,025,908
Municipal Government Obligations	—	398,419	—	398,419
Preferred Corporate Debt Securities	—	687,735	—	687,735
Corporate Debt Securities	—	19,451,663	—	19,451,663
Short-Term U.S. Government Obligations	—	7,360,658	—	7,360,658
Preferred Stocks	401,763	—	—	401,763
Common Stocks	78,990,872	—	—	78,990,872
Securities Lending Collateral	6,965,001	—	—	6,965,001
Repurchase Agreement	—	1,110,012	—	1,110,012

Total Investments	$86,357,636	$65,777,448	$45,925	$152,181,009

LIABILITIES
Derivative Financial Instruments
Futures Contracts (P)	$(8,399)	$—	$—	$(8,399)

Total Derivative Financial Instruments	$(8,399)	$—	$—	$(8,399)

LEVEL 3 ROLLFORWARD

Investments	Beginning Balance at December 31, 2013	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3 (R)	Transfers out of Level 3	Ending Balance at September 30, 2014 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 (Q)
Mortgage-Backed Securities	$—	$—	$—	$—	$—	$—	$45,295	$—	$45,925	$—
Corporate Debt Securities	0	—	—	—	—	(0)	—	—	—	—

Total	$0	$—	$—	$—	$—	$(0)	$45,295	$—	$45,925	$—

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $6,813,166. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Security in default.
(G)	Total aggregate value of illiquid securities is $235,420, or 0.17% of the Portfolio’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $32, or less than 0.01% of the Portfolio’s net assets.
(I)	Rate shown reflects the yield at September 30, 2014.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $69,947.
(K)	Non-income producing security.
(L)	Percentage rounds to less than 0.01% or (0.01)%.
(M)	Aggregate cost for federal income tax purposes is $136,905,181. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,647,645 and $2,371,817, respectively. Net unrealized appreciation for tax purposes is $15,275,828.
(N)	Cash in the amount of $60,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.
(P)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Transferred into Level 3 because of unavailability of observable inputs.
(S)	Level 3 securities were not considered significant to the Portfolio.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $14,499,729, or 10.50% of the Portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
S&P	Standard & Poor’s
TBA	To Be Announced
UBS	UBS AG

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 4.3%
Alliant Techsystems, Inc.	67,420	$ 8,605,489
Exelis, Inc.	258,650	4,278,071
Huntington Ingalls Industries, Inc.	64,400	6,711,124
Lockheed Martin Corp.	33,900	6,196,242
Northrop Grumman Corp.	102,340	13,484,318
Air Freight & Logistics - 1.1%
FedEx Corp.	60,630	9,788,714
Airlines - 3.1%
Alaska Air Group, Inc.	192,700	8,390,158
Delta Air Lines, Inc.	293,800	10,620,870
Southwest Airlines Co.	258,600	8,732,922
Auto Components - 2.4%
Delphi Automotive PLC - Class A	39,800	2,441,332
Lear Corp.	108,200	9,349,562
Magna International, Inc. - Class A	107,400	10,193,334
Banks - 3.5%
Huntington Bancshares, Inc. - Class A	234,720	2,283,826
KeyCorp	923,700	12,312,921
Wells Fargo & Co.	322,590	16,732,743
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	149,340	6,624,722
Dr. Pepper Snapple Group, Inc.	37,300	2,398,763
Biotechnology - 3.0%
Biogen Idec, Inc. (A)	35,100	11,611,431
Gilead Sciences, Inc. (A)	22,400	2,384,480
United Therapeutics Corp. (A) (B)	101,700	13,083,705
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	33,000	6,057,810
Waddell & Reed Financial, Inc. - Class A	87,600	4,528,044
Chemicals - 2.3%
CF Industries Holdings, Inc. - Class B	37,100	10,359,062
LyondellBasell Industries NV - Class A	98,800	10,735,608
Commercial Services & Supplies - 0.0% (C)
Vectrus, Inc. (A)	14,369	280,635
Consumer Finance - 3.5%
Capital One Financial Corp.	201,100	16,413,782
Discover Financial Services	235,700	15,176,723
Diversified Financial Services - 5.4%
CBOE Holdings, Inc.	85,400	4,571,035
JPMorgan Chase & Co.	508,270	30,618,185
McGraw-Hill Financial, Inc.	131,600	11,113,620
Voya Financial, Inc.	66,700	2,607,970
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	496,500	17,496,660
CenturyLink, Inc.	149,200	6,100,788
Electric Utilities - 4.0%
American Electric Power Co., Inc.	185,800	9,700,618
Edison International	217,900	12,184,968
Entergy Corp. - Class B	145,200	11,228,316
Exelon Corp. (B)	79,700	2,716,973
Electronic Equipment & Instruments - 2.6%
Arrow Electronics, Inc. (A)	78,950	4,369,883
Avnet, Inc.	141,400	5,868,100
Flextronics International, Ltd. (A)	743,500	7,672,920
Ingram Micro, Inc. - Class A (A)	205,950	5,315,569
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	191,500	12,458,990
Cameron International Corp. (A)	148,100	9,830,878

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Co.	155,100	$ 10,005,501
Oil States International, Inc. (A)	9,280	574,432
Patterson-UTI Energy, Inc.	97,480	3,171,024
Superior Energy Services, Inc.	63,200	2,077,384
Food & Staples Retailing - 2.2%
Kroger Co.	218,100	11,341,200
Rite Aid Corp. (A)	209,990	1,016,352
Wal-Mart Stores, Inc.	94,700	7,241,709
Food Products - 1.4%
Bunge, Ltd.	10,860	914,738
Tyson Foods, Inc. - Class A	298,070	11,735,016
Health Care Providers & Services - 10.4%
Aetna, Inc.	18,900	1,530,900
AmerisourceBergen Corp. - Class A	146,100	11,293,530
Cardinal Health, Inc.	190,400	14,264,768
Cigna Corp.	117,100	10,619,799
Express Scripts Holding Co. (A)	154,100	10,884,083
HCA Holdings, Inc. (A)	61,400	4,329,928
Humana, Inc. - Class A	77,400	10,084,446
McKesson Corp.	63,800	12,419,946
Omnicare, Inc. (B)	139,400	8,679,044
WellPoint, Inc.	87,500	10,466,750
Household Durables - 0.7%
Whirlpool Corp.	42,500	6,190,125
Independent Power and Renewable Electricity Producers - 1.7%
AES Corp.	664,400	9,421,192
Calpine Corp. (A)	286,360	6,214,012
Insurance - 13.0%
Allied World Assurance Co. Holdings AG	83,940	3,092,349
Allstate Corp.	233,300	14,317,621
American Financial Group, Inc.	49,730	2,878,870
American International Group, Inc.	358,300	19,355,366
Assurant, Inc.	81,960	5,270,028
Axis Capital Holdings, Ltd.	111,240	5,264,989
Chubb Corp. - Class A	71,560	6,517,685
Everest RE Group, Ltd.	48,600	7,873,686
Genworth Financial, Inc. - Class A (A)	675,000	8,842,500
Lincoln National Corp.	86,400	4,629,312
PartnerRe, Ltd.	65,900	7,241,751
Reinsurance Group of America, Inc. - Class A	64,390	5,159,571
RenaissanceRe Holdings, Ltd. (B)	70,810	7,080,292
Travelers Cos., Inc.	150,000	14,091,000
Unum Group	178,900	6,150,582
IT Services - 0.8%
Amdocs, Ltd.	108,990	5,000,461
Computer Sciences Corp.	32,470	1,985,541
Machinery - 0.9%
Trinity Industries, Inc. (B)	178,600	8,344,192
Media - 0.9%
DIRECTV (A)	94,700	8,193,444
Metals & Mining - 1.2%
U.S. Steel Corp. (B)	287,230	11,250,799
Multiline Retail - 1.0%
Macy’s, Inc.	159,740	9,293,673
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	113,900	13,590,548
ConocoPhillips	61,430	4,700,624
Exxon Mobil Corp.	229,800	21,612,690
Marathon Petroleum Corp.	128,500	10,880,095
SM Energy Co.	142,900	11,146,200
Tesoro Corp.	112,370	6,852,322
Valero Energy Corp.	180,900	8,370,243

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.3%
RLJ Lodging Trust	104,900	$ 2,986,503
Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A (A)	224,360	6,672,466
Road & Rail - 0.8%
Avis Budget Group, Inc. (A)	139,100	7,635,199
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	557,400	19,408,668
Micron Technology, Inc. (A)	126,810	4,344,511
Specialty Retail - 1.1%
Foot Locker, Inc.	170,300	9,477,195
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	120,200	12,110,150
Lexmark International, Inc. - Class A (B)	132,800	5,644,000
Western Digital Corp.	128,600	12,515,352
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (B)	251,640	3,588,386
Tobacco - 2.0%
Lorillard, Inc.	198,200	11,874,162
Philip Morris International, Inc.	70,700	5,896,380
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (A)	11,700	1,299,870

Total Common Stocks (Cost $742,970,800)		890,547,019

SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	53,760,877	53,760,877

Total Securities Lending Collateral (Cost $53,760,877)		53,760,877

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (D), dated 09/30/2014, to be repurchased at $15,371,052 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $15,680,314.	$ 15,371,048	15,371,048

Total Repurchase Agreement (Cost $15,371,048)		15,371,048

Total Investments (Cost $812,102,725) (E)		959,678,944
Other Assets and Liabilities, Net - (5.9)%		(53,514,429)

Net Assets - 100.0%		$ 906,164,515

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$890,547,019	$—	$—	$890,547,019
Securities Lending Collateral	53,760,877	—	—	53,760,877
Repurchase Agreement	—	15,371,048	—	15,371,048

Total Investments	$944,307,896	$15,371,048	$—	$959,678,944

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $52,571,693. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate shown reflects the yield at September 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $812,102,725. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $161,128,065 and $13,551,846, respectively. Net unrealized appreciation for tax purposes is $147,576,219.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	27,000	$ 4,935,060
Northrop Grumman Corp.	32,600	4,295,376
Air Freight & Logistics - 1.3%
FedEx Corp.	27,100	4,375,295
Airlines - 3.7%
American Airlines Group, Inc.	44,300	1,571,764
Delta Air Lines, Inc.	100,800	3,643,920
Southwest Airlines Co.	116,300	3,927,451
United Continental Holdings, Inc. (A)	67,390	3,153,178
Auto Components - 2.6%
Delphi Automotive PLC - Class A	58,100	3,563,854
Goodyear Tire & Rubber Co.	22,900	517,196
Magna International, Inc. - Class A	34,200	3,245,922
TRW Automotive Holdings Corp. (A)	12,700	1,285,875
Banks - 1.9%
Comerica, Inc. - Class A	54,700	2,727,342
Huntington Bancshares, Inc. - Class A	361,500	3,517,395
Beverages - 3.3%
Coca-Cola Enterprises, Inc.	75,780	3,361,601
Dr. Pepper Snapple Group, Inc.	58,000	3,729,980
Monster Beverage Corp. (A)	42,000	3,850,140
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (A)	10,740	1,780,907
Biogen Idec, Inc. (A)	14,700	4,862,907
Celgene Corp. (A)	26,200	2,483,236
Gilead Sciences, Inc. (A)	59,000	6,280,550
Chemicals - 2.5%
CF Industries Holdings, Inc. - Class B	14,400	4,020,768
LyondellBasell Industries NV - Class A	39,400	4,281,204
Communications Equipment - 1.5%
QUALCOMM, Inc.	66,900	5,002,113
Construction & Engineering - 0.7%
Fluor Corp.	34,800	2,324,292
Consumer Finance - 2.6%
Capital One Financial Corp.	57,300	4,676,826
Discover Financial Services	63,200	4,069,448
Diversified Financial Services - 4.0%
JPMorgan Chase & Co.	124,430	7,495,663
McGraw-Hill Financial, Inc.	48,800	4,121,160
Moody’s Corp.	17,700	1,672,650
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	103,300	3,640,292
CenturyLink, Inc.	95,100	3,888,639
Verizon Communications, Inc.	55,400	2,769,446
Electric Utilities - 1.8%
American Electric Power Co., Inc.	13,200	689,172
Edison International	66,500	3,718,680
Entergy Corp. - Class B	22,000	1,701,260
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	57,100	3,714,926
Cameron International Corp. (A)	50,800	3,372,104
Halliburton Co.	69,500	4,483,445
Nabors Industries, Ltd.	139,400	3,172,744
Food & Staples Retailing - 1.5%
Kroger Co.	83,500	4,342,000
Wal-Mart Stores, Inc.	7,600	581,172

	Shares	Value
COMMON STOCKS (continued)
Food Products - 2.5%
Archer-Daniels-Midland Co.	83,300	$ 4,256,630
Bunge, Ltd.	2,460	207,206
Tyson Foods, Inc. - Class A	100,300	3,948,811
Health Care Providers & Services - 9.1%
Aetna, Inc.	38,140	3,089,340
AmerisourceBergen Corp. - Class A	48,000	3,710,400
Cardinal Health, Inc.	53,300	3,993,236
Cigna Corp.	42,300	3,836,187
Express Scripts Holding Co. (A)	60,500	4,273,115
HCA Holdings, Inc. (A)	37,000	2,609,240
Humana, Inc. - Class A	28,700	3,739,323
McKesson Corp.	22,900	4,457,943
WellPoint, Inc.	6,500	777,530
Hotels, Restaurants & Leisure - 1.0%
Royal Caribbean Cruises, Ltd. - Class A	21,300	1,433,277
Wyndham Worldwide Corp.	23,300	1,893,358
Household Durables - 1.0%
Whirlpool Corp.	24,000	3,495,600
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp.	247,000	3,502,460
Insurance - 6.2%
Allstate Corp.	72,700	4,461,599
American International Group, Inc.	92,800	5,013,056
Assurant, Inc.	28,930	1,860,199
Genworth Financial, Inc. - Class A (A)	210,500	2,757,550
Travelers Cos., Inc.	44,800	4,208,512
Unum Group	66,300	2,279,394
Internet & Catalog Retail - 1.1%
Expedia, Inc. (B)	40,100	3,513,562
Internet Software & Services - 1.1%
VeriSign, Inc. (A) (B)	64,100	3,533,192
IT Services - 2.0%
Computer Sciences Corp.	45,600	2,788,440
Xerox Corp.	284,900	3,769,227
Leisure Products - 1.1%
Polaris Industries, Inc. (B)	25,200	3,774,708
Media - 2.0%
Cablevision Systems Corp. - Class A (B)	146,700	2,568,717
DIRECTV (A)	48,800	4,222,176
Metals & Mining - 1.2%
Alcoa, Inc.	156,000	2,510,040
Freeport-McMoRan, Inc.	43,900	1,433,335
Multiline Retail - 2.3%
Kohl’s Corp. (B)	63,700	3,887,611
Macy’s, Inc.	64,600	3,758,428
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	6,700	799,444
ConocoPhillips	60,600	4,637,112
Hess Corp.	6,000	565,920
Marathon Oil Corp.	46,900	1,762,971
Marathon Petroleum Corp.	42,100	3,564,607
Tesoro Corp.	55,500	3,384,390
Valero Energy Corp.	84,400	3,905,188
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A (A)	94,400	2,807,456
Road & Rail - 0.8%
Union Pacific Corp.	23,400	2,537,028
Semiconductors & Semiconductor Equipment - 4.5%
Intel Corp.	203,400	7,082,388
LAM Research Corp.	50,500	3,772,350
Micron Technology, Inc. (A)	124,500	4,265,370

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 0.9%
Check Point Software Technologies, Ltd. - Class A (A) (B)	42,400	$ 2,935,776
Specialty Retail - 0.2%
AutoZone, Inc. (A)	1,400	713,524
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	148,900	15,001,675
Hewlett-Packard Co.	130,100	4,614,647
SanDisk Corp.	31,700	3,105,015
Seagate Technology PLC (B)	63,500	3,636,645
Western Digital Corp.	37,300	3,630,036
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. - Class B	11,000	981,200
Tobacco - 1.9%
Altria Group, Inc.	35,600	1,635,464
Lorillard, Inc.	65,500	3,924,105
Philip Morris International, Inc.	11,100	925,740
Trading Companies & Distributors - 0.7%
United Rentals, Inc. (A)	19,900	2,210,890

Total Common Stocks (Cost $268,542,426)		328,809,296

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	15,068,370	15,068,370

Total Securities Lending Collateral (Cost $15,068,370)		15,068,370

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $3,739,234 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $3,814,318.	$ 3,739,233	3,739,233

Total Repurchase Agreement (Cost $3,739,233)		3,739,233

Total Investments (Cost $287,350,029) (D)		347,616,899
Other Assets and Liabilities, Net - (4.3)%		(14,207,951)

Net Assets - 100.0%		$ 333,408,948

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$328,809,296	$—	$—	$328,809,296
Securities Lending Collateral	15,068,370	—	—	15,068,370
Repurchase Agreement	—	3,739,233	—	3,739,233

Total Investments	$343,877,666	$3,739,233	$—	$347,616,899

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $14,735,189. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $287,350,029. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $64,371,377 and $4,104,507, respectively. Net unrealized appreciation for tax purposes is $60,266,870.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.7%
Boeing Co.	64,104	$ 8,165,568
Precision Castparts Corp.	31,050	7,355,124
TransDigm Group, Inc.	16,010	2,951,123
United Technologies Corp.	59,402	6,272,851
Airlines - 0.3%
United Continental Holdings, Inc. (A)	60,440	2,827,988
Automobiles - 0.6%
Tesla Motors, Inc. (A) (B)	22,571	5,477,530
Beverages - 0.8%
Monster Beverage Corp. (A)	76,671	7,028,431
Biotechnology - 7.5%
Alexion Pharmaceuticals, Inc. (A)	45,784	7,591,903
Biogen Idec, Inc. (A)	35,910	11,879,387
Celgene Corp. (A)	101,009	9,573,633
Gilead Sciences, Inc. (A)	180,808	19,247,012
Incyte Corp. (A) (B)	75,568	3,706,610
Regeneron Pharmaceuticals, Inc. - Class A (A)	12,850	4,632,682
Vertex Pharmaceuticals, Inc. (A)	101,600	11,410,696
Capital Markets - 1.3%
Ameriprise Financial, Inc.	59,110	7,292,992
Morgan Stanley	132,414	4,577,552
Chemicals - 2.1%
Dow Chemical Co.	117,570	6,165,371
Eastman Chemical Co.	58,410	4,724,785
Monsanto Co.	72,063	8,107,808
Communications Equipment - 1.1%
Cisco Systems, Inc.	94,900	2,388,633
QUALCOMM, Inc.	97,775	7,310,637
Containers & Packaging - 0.5%
Crown Holdings, Inc. (A)	106,000	4,719,120
Electrical Equipment - 0.3%
Eaton Corp. PLC	49,530	3,138,716
Energy Equipment & Services - 2.2%
Halliburton Co.	145,580	9,391,366
Schlumberger, Ltd.	100,850	10,255,436
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	119,401	14,963,333
CVS Health Corp.	83,015	6,607,164
Walgreen Co.	99,370	5,889,660
Food Products - 1.7%
Mead Johnson Nutrition Co. - Class A	37,856	3,642,504
Mondelez International, Inc. - Class A	331,365	11,354,222
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	176,091	7,323,625
Zimmer Holdings, Inc. - Class A	28,870	2,902,878
Health Care Providers & Services - 1.7%
Aetna, Inc.	40,420	3,274,020
Envision Healthcare Holdings, Inc. (A)	81,940	2,841,679
McKesson Corp.	29,520	5,746,658
UnitedHealth Group, Inc.	36,730	3,167,963
Health Care Technology - 0.5%
Cerner Corp. (A) (B)	77,230	4,600,591
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. - Class A (A)	9,218	6,144,627
Dunkin’ Brands Group, Inc. (B)	66,699	2,989,449

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. - Class A (B)	89,168	$ 6,232,843
Starbucks Corp.	174,604	13,175,618
Household Products - 0.7%
Colgate-Palmolive Co.	92,180	6,011,980
Insurance - 0.9%
Aon PLC	43,290	3,795,234
Prudential Financial, Inc.	45,400	3,992,476
Internet & Catalog Retail - 5.2%
Amazon.com, Inc. (A)	59,262	19,108,439
Netflix, Inc. (A)	14,854	6,701,828
Priceline Group, Inc. (A)	14,642	16,963,928
TripAdvisor, Inc. (A)	50,932	4,656,204
Internet Software & Services - 9.6%
Akamai Technologies, Inc. (A) (B)	73,210	4,377,958
Alibaba Group Holding, Ltd. - ADR (A)	44,794	3,979,947
Facebook, Inc. - Class A (A)	319,461	25,250,197
Google, Inc. - Class A (A)	31,872	18,753,804
Google, Inc. - Class C (A)	33,013	19,060,386
LinkedIn Corp. - Class A (A)	38,804	8,063,083
Pandora Media, Inc. (A) (B)	51,431	1,242,573
Twitter, Inc. (A)	117,212	6,045,795
IT Services - 6.5%
Accenture PLC - Class A	65,460	5,323,207
Automatic Data Processing, Inc.	72,600	6,031,608
Cognizant Technology Solutions Corp. - Class A (A)	94,110	4,213,305
FleetCor Technologies, Inc. (A)	32,434	4,609,520
Genpact, Ltd. (A)	210,910	3,442,051
Jack Henry & Associates, Inc. (B)	62,150	3,459,269
Mastercard, Inc. - Class A	294,933	21,801,448
Visa, Inc. - Class A	47,949	10,230,878
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A)	45,344	7,432,788
Machinery - 1.0%
Dover Corp.	46,315	3,720,484
Illinois Tool Works, Inc. - Class A	68,881	5,814,934
Media - 3.5%
DIRECTV (A)	70,775	6,123,453
Time Warner, Inc.	44,360	3,336,316
Twenty-First Century Fox, Inc. - Class A	369,364	12,665,491
Walt Disney Co.	103,577	9,221,460
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	24,507	1,676,279
Multiline Retail - 0.7%
Dollar Tree, Inc. (A)	114,920	6,443,564
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp. - Class A	67,670	6,864,445
Concho Resources, Inc. (A)	47,271	5,927,311
EOG Resources, Inc.	111,368	11,027,659
Personal Products - 1.1%
Coty, Inc. - Class A (B)	219,550	3,633,552
Estee Lauder Cos., Inc. - Class A	80,840	6,040,365
Pharmaceuticals - 6.2%
Actavis PLC (A)	43,154	10,412,197
Allergan, Inc.	26,249	4,677,309
Bristol-Myers Squibb Co.	329,457	16,861,609
Merck & Co., Inc.	180,128	10,677,988
Novo Nordisk A/S - ADR	197,722	9,415,522
Salix Pharmaceuticals, Ltd. (A) (B)	25,110	3,923,186
Professional Services - 1.2%
Equifax, Inc.	55,480	4,146,575
Nielsen NV	79,150	3,508,719
Verisk Analytics, Inc. - Class A (A)	52,240	3,180,894

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.6%
American Tower Corp. - Class A	55,547	$ 5,200,866
Road & Rail - 2.8%
Canadian Pacific Railway, Ltd.	36,007	7,470,372
Hertz Global Holdings, Inc. (A)	158,860	4,033,455
JB Hunt Transport Services, Inc. (B)	50,850	3,765,443
Norfolk Southern Corp.	29,420	3,283,272
Union Pacific Corp.	64,912	7,037,759
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC - ADR (B)	56,050	2,448,825
Intel Corp.	107,020	3,726,436
SunPower Corp. - Class A (A) (B)	78,760	2,668,389
Software - 7.7%
Activision Blizzard, Inc.	190,690	3,964,445
Adobe Systems, Inc. (A)	86,408	5,978,570
FireEye, Inc. (A) (B)	65,963	2,015,829
Intuit, Inc.	82,181	7,203,165
Microsoft Corp.	328,730	15,239,923
Red Hat, Inc. (A)	121,880	6,843,562
salesforce.com, Inc. (A) (B)	216,495	12,454,957
Solera Holdings, Inc.	55,510	3,128,544
Splunk, Inc. (A)	73,692	4,079,589
VMware, Inc. - Class A (A) (B)	49,054	4,603,227
Workday, Inc. - Class A (A) (B)	50,779	4,189,267
Specialty Retail - 5.3%
Advance Auto Parts, Inc.	37,660	4,907,098
Inditex SA	235,340	6,502,263
Lowe’s Cos., Inc.	143,953	7,617,993
O’Reilly Automotive, Inc. (A)	29,933	4,500,726
Ross Stores, Inc.	74,390	5,622,396
Tiffany & Co.	54,452	5,244,272
TJX Cos., Inc.	225,103	13,319,344
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	506,010	50,980,508
Western Digital Corp.	11,185	1,088,524
Textiles, Apparel & Luxury Goods - 3.5%
Michael Kors Holdings, Ltd. (A)	52,481	3,746,619
NIKE, Inc. - Class B	115,396	10,293,323
PVH Corp.	50,780	6,151,997
Ralph Lauren Corp.	32,580	5,366,903
Under Armour, Inc. - Class A (A) (B)	93,016	6,427,406
Tobacco - 0.8%
Altria Group, Inc.	166,420	7,645,335

Total Common Stocks (Cost $721,266,066)		889,647,608

INVESTMENT COMPANY - 0.7%
Capital Markets - 0.7%
iShares Russell 1000 Growth ETF	71,120	6,516,726

Total Investment Company (Cost $6,461,211)		6,516,726

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	60,315,349	60,315,349

Total Securities Lending Collateral (Cost $60,315,349)		60,315,349

Principal	Value
REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2014, to be repurchased at $9,872,578 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 05/15/2040 and with a total value of $10,073,255.

$ 9,872,575	$ 9,872,575

Total Repurchase Agreement (Cost $9,872,575)	9,872,575

Total Investments (Cost $797,915,201) (D)	966,352,258
Other Assets and Liabilities, Net - (6.6)%	(59,500,638)

Net Assets - 100.0%	$ 906,851,620

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$883,145,345	$6,502,263	$—	$889,647,608
Investment Company	6,516,726	—	—	6,516,726
Securities Lending Collateral	60,315,349	—	—	60,315,349
Repurchase Agreement	—	9,872,575	—	9,872,575

Total Investments	$949,977,420	$16,374,838	$—	$966,352,258

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $58,992,798. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $797,915,201. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $180,121,346 and $11,684,289, respectively. Net unrealized appreciation for tax purposes is $168,437,057.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.8%
Exelis, Inc.	435,300	$ 7,199,862
Vectrus, Inc. (A)	24,183	472,300
Airlines - 1.0%
Copa Holdings SA - Class A (B)	88,900	9,538,081
Banks - 4.6%
CIT Group, Inc.	137,200	6,305,712
Citizens Financial Group, Inc. (A)	104,000	2,435,680
City National Corp.	47,500	3,594,325
Fifth Third Bancorp	357,100	7,149,142
First Republic Bank - Class A (B)	186,300	9,199,494
Huntington Bancshares, Inc. - Class A	115,400	1,122,842
M&T Bank Corp. (B)	53,400	6,583,686
SunTrust Banks, Inc.	146,000	5,552,380
Zions Bancorporation (B)	49,400	1,435,564
Beverages - 0.7%
Constellation Brands, Inc. - Class A (A)	35,800	3,120,328
Dr. Pepper Snapple Group, Inc.	57,500	3,697,825
Biotechnology - 0.2%
United Therapeutics Corp. (A) (B)	17,200	2,212,780
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	90,100	3,704,011
Capital Markets - 2.4%
Ameriprise Financial, Inc.	50,500	6,230,690
Invesco, Ltd.	121,850	4,810,638
Legg Mason, Inc.	53,300	2,726,828
Northern Trust Corp.	43,700	2,972,911
T. Rowe Price Group, Inc.	72,100	5,652,640
Chemicals - 2.2%
Airgas, Inc.	56,300	6,229,595
Albemarle Corp. (B)	65,720	3,870,908
Sherwin-Williams Co.	16,400	3,591,436
Sigma-Aldrich Corp.	47,400	6,446,874
Commercial Services & Supplies - 0.9%
ADT Corp. (B)	229,400	8,134,524
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (A)	136,121	3,254,653
EchoStar Corp. - Class A (A)	121,724	5,935,262
Consumer Finance - 1.2%
Ally Financial, Inc. (A)	183,500	4,246,190
Navient Corp.	380,400	6,736,884
Containers & Packaging - 3.0%
Ball Corp.	97,800	6,187,806
Bemis Co., Inc.	123,900	4,710,678
Rexam PLC - ADR (B)	227,388	9,125,080
Rock-Tenn Co. - Class A	83,400	3,968,172
Silgan Holdings, Inc.	88,000	4,136,000
Diversified Consumer Services - 0.9%
H&R Block, Inc.	263,400	8,168,034
Electric Utilities - 5.2%
Edison International	72,200	4,037,424
PPL Corp.	524,400	17,221,296
Westar Energy, Inc. - Class A (B)	497,600	16,978,112
Xcel Energy, Inc. (B)	329,364	10,012,666
Electrical Equipment - 2.3%
AMETEK, Inc. - Class A	88,450	4,441,075
Babcock & Wilcox Co.	301,000	8,334,690
Hubbell, Inc. - Class B	35,400	4,266,762
Regal Beloit Corp.	69,000	4,433,250

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. - Class A	65,320	$ 6,522,855
Arrow Electronics, Inc. (A)	108,600	6,011,010
CDW Corp.	37,400	1,161,270
Energy Equipment & Services - 0.2%
Nabors Industries, Ltd.	99,200	2,257,792
Food & Staples Retailing - 1.7%
Kroger Co.	119,600	6,219,200
Rite Aid Corp. (A)	578,500	2,799,940
Sysco Corp.	192,200	7,293,990
Food Products - 1.4%
Hershey Co.	45,500	4,342,065
Kellogg Co.	135,800	8,365,280
Gas Utilities - 1.0%
National Fuel Gas Co. (B)	41,400	2,897,586
Questar Corp.	267,981	5,973,296
Health Care Equipment & Supplies - 1.3%
CareFusion Corp. - Class A (A)	97,800	4,425,450
ResMed, Inc. (B)	166,000	8,178,820
Health Care Providers & Services - 5.7%
AmerisourceBergen Corp. - Class A	64,600	4,993,580
Brookdale Senior Living, Inc. - Class A (A)	113,400	3,653,748
Cardinal Health, Inc.	52,800	3,955,776
Catamaran Corp. (A)	83,900	3,536,385
Cigna Corp.	151,700	13,757,673
Community Health Systems, Inc. (A)	84,290	4,618,249
Henry Schein, Inc. (A)	24,200	2,818,574
Humana, Inc. - Class A	68,680	8,948,317
Laboratory Corp. of America Holdings (A)	69,700	7,091,975
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc. - Class A (B)	32,766	2,290,343
Starwood Hotels & Resorts Worldwide, Inc.	52,700	4,385,167
Household Durables - 1.6%
Jarden Corp. (A)	87,500	5,259,625
Mohawk Industries, Inc. (A)	46,000	6,201,720
Sony Corp. - ADR (B)	209,300	3,775,772
Household Products - 0.4%
Energizer Holdings, Inc.	33,500	4,127,535
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	71,079	5,713,330
Insurance - 11.2%
Alleghany Corp. (A)	32,674	13,662,633
Allstate Corp.	151,300	9,285,281
Assured Guaranty, Ltd.	251,800	5,579,888
Chubb Corp. - Class A	44,800	4,080,384
Fairfax Financial Holdings, Ltd.	16,100	7,183,965
Hartford Financial Services Group, Inc.	131,000	4,879,750
HCC Insurance Holdings, Inc.	155,900	7,528,411
Loews Corp.	445,200	18,547,032
Marsh & McLennan Cos., Inc.	122,900	6,432,586
Old Republic International Corp.	143,700	2,052,036
Progressive Corp.	503,300	12,723,424
Unum Group	115,800	3,981,204
WR Berkley Corp.	86,000	4,110,800
XL Group PLC - Class A	138,200	4,584,094
Internet & Catalog Retail - 0.8%
Expedia, Inc.	88,450	7,749,989
Internet Software & Services - 0.5%
Equinix, Inc. (A) (B)	22,500	4,780,800
IT Services - 4.3%
Amdocs, Ltd.	155,600	7,138,928
Computer Sciences Corp.	114,100	6,977,215
DST Systems, Inc.	40,600	3,407,152

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Jack Henry & Associates, Inc.	115,900	$ 6,450,994
Sabre Corp. (B)	50,800	910,082
Total System Services, Inc.	228,800	7,083,648
Western Union Co. (B)	490,700	7,870,828
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. - Class A (A)	83,244	9,439,870
Machinery - 1.4%
IDEX Corp.	71,200	5,152,744
Rexnord Corp. (A) (B)	90,050	2,561,923
Snap-on, Inc.	41,706	5,049,762
Media - 4.8%
AMC Networks, Inc. - Class A (A) (B)	114,500	6,689,090
Cablevision Systems Corp. - Class A (B)	376,100	6,585,511
CBS Corp. - Class B	39,092	2,091,422
Clear Channel Outdoor Holdings, Inc. - Class A	110,694	746,078
DISH Network Corp. - Class A (A)	66,900	4,320,402
Gannett Co., Inc.	146,900	4,358,523
Liberty Media Corp. - Class C (A)	175,400	8,242,046
Shaw Communications, Inc. - Class B (B)	403,500	9,873,645
Time, Inc. (A)	83,900	1,965,777
Multi-Utilities - 5.6%
Alliant Energy Corp.	106,900	5,923,329
CenterPoint Energy, Inc.	184,780	4,521,567
CMS Energy Corp.	585,800	17,374,828
NiSource, Inc. - Class B	47,500	1,946,550
Sempra Energy	58,400	6,154,192
Wisconsin Energy Corp. (B)	385,700	16,585,100
Multiline Retail - 1.3%
Kohl’s Corp. (B)	139,760	8,529,553
Nordstrom, Inc.	47,800	3,268,086
Oil, Gas & Consumable Fuels - 3.4%
Energen Corp.	71,121	5,137,781
Energy XXI Bermuda, Ltd. (B)	546,100	6,198,235
EQT Corp.	40,120	3,672,585
PBF Energy, Inc. - Class A	97,400	2,337,600
QEP Resources, Inc.	117,200	3,607,416
Southwestern Energy Co. (A)	167,500	5,854,125
Valero Energy Corp.	102,200	4,728,794
Pharmaceuticals - 0.4%
Mallinckrodt PLC (A) (B)	39,034	3,518,915
Professional Services - 0.6%
Equifax, Inc.	76,400	5,710,136
Real Estate Investment Trusts - 5.5%
American Campus Communities, Inc.	86,900	3,167,505
Annaly Capital Management, Inc.	1,505,600	16,079,808
AvalonBay Communities, Inc.	32,700	4,609,719
Brixmor Property Group, Inc. (B)	105,200	2,341,752
CBS Outdoor Americas, Inc.	70,342	2,106,039
General Growth Properties, Inc.	153,600	3,617,280
Kimco Realty Corp.	207,400	4,544,134
Rayonier, Inc. (B)	97,986	3,051,284
Regency Centers Corp.	54,200	2,917,586
Vornado Realty Trust - Class A	50,737	5,071,671
Weyerhaeuser Co.	133,300	4,246,938
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc. - Class A	116,255	5,753,460
Broadcom Corp. - Class A	60,500	2,445,410
KLA-Tencor Corp.	58,200	4,584,996
LAM Research Corp.	31,900	2,382,930
Micron Technology, Inc. (A)	169,600	5,810,496
NVIDIA Corp.	248,700	4,588,515
Xilinx, Inc.	130,000	5,505,500

	Shares	Value
COMMON STOCKS (continued)
Software - 1.3%
CA, Inc.	169,800	$ 4,744,212
Citrix Systems, Inc. (A)	33,300	2,375,622
Synopsys, Inc. (A)	131,600	5,223,862
Specialty Retail - 4.8%
Abercrombie & Fitch Co. - Class A (B)	172,000	6,250,480
AutoZone, Inc. (A)	8,700	4,434,042
Bed Bath & Beyond, Inc. (A) (B)	103,000	6,780,490
Best Buy Co., Inc.	259,800	8,726,682
Gap, Inc. - Class A	184,200	7,679,298
Staples, Inc. (B)	564,400	6,829,240
Tiffany & Co. (B)	39,400	3,794,614
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	186,900	8,029,224
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	33,300	4,034,295
V.F. Corp.	32,600	2,152,578
Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	197,100	1,915,812
Ocwen Financial Corp. - Class B (A) (B)	334,200	8,749,356
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. - Class A (B)	50,400	4,307,184
Water Utilities - 1.3%
American Water Works Co., Inc.	245,200	11,825,996

Total Common Stocks (Cost $787,259,705)		911,586,132

MASTER LIMITED PARTNERSHIP - 0.1%
Real Estate Management & Development - 0.1%
Brookfield Property Partners, LP (A)	54,073	1,139,318

Total Master Limited Partnership (Cost $992,120)		1,139,318

SECURITIES LENDING COLLATERAL - 17.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	161,625,354	161,625,354

Total Securities Lending Collateral (Cost $161,625,354)		161,625,354

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $20,377,218 on 10/01/2014. Collateralized by U.S. Government Agency Obligations, 4.00%, due 5/15/2040, and with a total value of $20,786,801.	$ 20,377,212	20,377,212

Total Repurchase Agreement (Cost $20,377,212)		20,377,212

Total Investments (Cost $970,254,391) (D)		1,094,728,016
Other Assets and Liabilities, Net - (17.2)%		(160,423,777)

Net Assets - 100.0%		$ 934,304,239

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$911,586,132	$—	$—	$911,586,132
Master Limited Partnership	1,139,318	—	—	1,139,318
Securities Lending Collateral	161,625,354	—	—	161,625,354
Repurchase Agreement	—	20,377,212	—	20,377,212

Total Investments	$1,074,350,804	$20,377,212	$—	$1,094,728,016

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $157,738,914. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $970,254,391. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $146,335,396 and $21,861,771, respectively. Net unrealized appreciation for tax purposes is $124,473,625.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.4%
Teledyne Technologies, Inc. (A) (B)	30,470	$ 2,864,485
Auto Components - 2.5%
Tenneco, Inc. (B)	57,618	3,013,998
Banks - 5.1%
Comerica, Inc. - Class A	63,842	3,183,162
First Republic Bank - Class A (A)	60,023	2,963,936
Biotechnology - 4.0%
BioMarin Pharmaceutical, Inc. (A) (B)	35,899	2,590,472
Cubist Pharmaceuticals, Inc. (A) (B)	33,330	2,211,112
Building Products - 2.1%
USG Corp. (A) (B)	94,562	2,599,509
Chemicals - 4.3%
Methanex Corp.	35,395	2,364,386
RPM International, Inc. (A)	63,133	2,890,229
Commercial Services & Supplies - 2.3%
Stericycle, Inc. (B)	23,407	2,728,320
Containers & Packaging - 1.6%
Rock-Tenn Co. - Class A	41,323	1,966,148
Electrical Equipment - 2.6%
AMETEK, Inc. - Class A	63,059	3,166,192
Electronic Equipment & Instruments - 2.7%
Trimble Navigation, Ltd. (A) (B)	106,283	3,241,632
Food & Staples Retailing - 1.8%
Rite Aid Corp. (B)	442,354	2,140,993
Food Products - 2.3%
WhiteWave Foods Co. - Class A (B)	76,874	2,792,832
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (A) (B)	53,994	2,790,410
Health Care Providers & Services - 2.7%
Cardinal Health, Inc. (A)	44,006	3,296,930
Household Durables - 5.4%
Mohawk Industries, Inc. (B)	18,594	2,506,843
Whirlpool Corp.	27,759	4,043,098
Insurance - 2.8%
Hartford Financial Services Group, Inc.	90,340	3,365,165
Media - 3.3%
Lions Gate Entertainment Corp. (A)	122,740	4,046,738
Oil, Gas & Consumable Fuels - 5.8%
Cimarex Energy Co. (A)	22,064	2,791,758
Energen Corp.	25,059	1,810,262
EQT Corp. (A)	27,008	2,472,312
Pharmaceuticals - 2.6%
Mylan, Inc. (A) (B)	69,808	3,175,566
Professional Services - 4.4%
Equifax, Inc.	40,243	3,007,762
Towers Watson & Co. - Class A	23,643	2,352,478
Road & Rail - 4.8%
Genesee & Wyoming, Inc. - Class A (A) (B)	35,053	3,340,901
Ryder System, Inc. - Class A	27,377	2,463,109
Semiconductors & Semiconductor Equipment - 5.4%
KLA-Tencor Corp. (A)	48,281	3,803,577
Synaptics, Inc. (A) (B)	38,079	2,787,383
Software - 8.1%
Fortinet, Inc. (B)	127,429	3,219,494
PTC, Inc. (B)	96,706	3,568,451
Solera Holdings, Inc. (A)	54,682	3,081,878

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 12.2%
Dick’s Sporting Goods, Inc. (A)	53,095	$ 2,329,809
Ross Stores, Inc.	43,682	3,301,485
Signet Jewelers, Ltd.	28,981	3,301,226
Ulta Salon Cosmetics & Fragrance, Inc. (A) (B)	25,041	2,959,095
Williams-Sonoma, Inc. - Class A (A)	43,563	2,899,989
Textiles, Apparel & Luxury Goods - 3.1%
Under Armour, Inc. - Class A (A) (B)	53,984	3,730,294
Trading Companies & Distributors - 2.6%
Air Lease Corp. - Class A	95,082	3,090,165

Total Common Stocks (Cost $107,690,338)		120,253,584

SECURITIES LENDING COLLATERAL - 24.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	29,211,359	29,211,359

Total Securities Lending Collateral (Cost $29,211,359)		29,211,359

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $960,430 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $981,320.	$ 960,430	960,430

Total Repurchase Agreement (Cost $960,430)		960,430

Total Investments (Cost $137,862,127) (D)		150,425,373
Other Assets and Liabilities, Net - (24.1)%		(29,255,011)

Net Assets - 100.0%		$ 121,170,362

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$120,253,584	$—	$—	$120,253,584
Securities Lending Collateral	29,211,359	—	—	29,211,359
Repurchase Agreement	—	960,430	—	960,430

Total Investments	$149,464,943	$960,430	$—	$150,425,373

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $28,568,232. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $137,862,127. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,130,246 and $2,567,000, respectively. Net unrealized appreciation for tax purposes is $12,563,246.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.0%
Cubic Corp. (A)	30,101	$ 1,408,727
Air Freight & Logistics - 1.4%
Atlas Air Worldwide Holdings, Inc. (A) (B)	7,700	254,254
UTi Worldwide, Inc. (A) (B)	68,900	732,407
Banks - 11.0%
First Busey Corp. - Class B (A)	100,130	557,724
First Midwest Bancorp, Inc. (A)	71,800	1,155,262
First Niagara Financial Group, Inc.	72,710	605,674
Flushing Financial Corp. - Class A (A)	35,533	649,188
Hancock Holding Co. (A)	23,900	765,995
International Bancshares Corp. (A)	54,700	1,349,176
MB Financial, Inc. (A)	30,880	854,758
Webster Financial Corp. (A)	46,900	1,366,666
Westamerica Bancorporation (A)	6,610	307,497
Capital Markets - 0.9%
Solar Capital, Ltd.	32,940	615,319
Chemicals - 4.9%
Innospec, Inc. (A)	19,900	714,410
Koppers Holdings, Inc.	26,000	862,160
Sensient Technologies Corp.	20,500	1,073,175
Zep, Inc. (A)	54,100	758,482
Commercial Services & Supplies - 9.8%
ACCO Brands Corp. (A) (B)	125,800	868,020
G&K Services, Inc. - Class A (A)	27,900	1,545,102
Matthews International Corp. - Class A (A)	30,900	1,356,201
SP Plus Corp. (A) (B)	50,000	948,000
Steelcase, Inc. - Class A	38,000	615,220
United Stationers, Inc. (A)	37,830	1,421,273
Containers & Packaging - 1.2%
Greif, Inc. - Class A	19,600	858,676
Electronic Equipment & Instruments - 6.7%
Belden, Inc. (A)	35,610	2,279,752
Coherent, Inc. (A) (B)	11,400	699,618
MTS Systems Corp. (A)	4,732	323,007
ScanSource, Inc. (A) (B)	30,400	1,051,536
Zebra Technologies Corp. - Class A (A) (B)	3,800	269,686
Energy Equipment & Services - 2.2%
Era Group, Inc. (A) (B)	30,490	663,158
SEACOR Holdings, Inc. (A) (B)	11,340	848,232
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc. (A)	15,600	1,118,520
Food Products - 2.2%
Cranswick PLC	38,647	832,026
Post Holdings, Inc. (A) (B)	21,320	707,398
Gas Utilities - 2.8%
Laclede Group, Inc. (A)	15,700	728,480
New Jersey Resources Corp. (A)	10,300	520,253
WGL Holdings, Inc. (A)	16,100	678,132
Health Care Equipment & Supplies - 5.2%
Haemonetics Corp. (A) (B)	23,400	817,128
ICU Medical, Inc. - Class B (A) (B)	22,800	1,463,304
Integra LifeSciences Holdings Corp. (A) (B)	4,500	223,380
STERIS Corp. (A)	19,500	1,052,220
Health Care Providers & Services - 1.6%
Amsurg Corp. - Class A (A) (B)	16,200	810,810
Corvel Corp. (A) (B)	9,300	316,665

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (A) (B)	59,800	$ 802,217
MedAssets, Inc. (A) (B)	30,400	629,888
Household Durables - 2.7%
Helen of Troy, Ltd. (B)	35,535	1,866,298
Insurance - 3.9%
AMERISAFE, Inc. (A)	16,200	633,582
Platinum Underwriters Holdings, Ltd.	12,400	754,788
Primerica, Inc. (A)	27,700	1,335,694
IT Services - 2.4%
Forrester Research, Inc. (A)	29,020	1,069,677
MAXIMUS, Inc. - Class A	14,500	581,885
Life Sciences Tools & Services - 4.1%
Charles River Laboratories International, Inc. (A) (B)	29,100	1,738,434
ICON PLC (B)	18,700	1,070,201
Machinery - 6.7%
Albany International Corp. - Class A	40,800	1,388,832
ESCO Technologies, Inc. (A)	27,700	963,406
Luxfer Holdings PLC - ADR	31,300	540,238
Mueller Industries, Inc. (A)	59,700	1,703,838
Multiline Retail - 1.4%
Fred’s, Inc. - Class A (A)	68,700	961,800
Oil, Gas & Consumable Fuels - 3.3%
Dorian LPG, Ltd (B)	19,820	353,192
RSP Permian, Inc. (A) (B)	26,400	674,784
Scorpio Tankers, Inc. (A)	147,700	1,227,387
Paper & Forest Products - 1.4%
Deltic Timber Corp. (A)	15,640	974,685
Pharmaceuticals - 0.9%
Phibro Animal Health Corp. - Class A (A)	28,000	627,480
Professional Services - 1.1%
FTI Consulting, Inc. (A) (B)	20,800	727,168
Real Estate Investment Trusts - 3.2%
DiamondRock Hospitality Co. (A)	59,600	755,728
Education Realty Trust, Inc.	72,900	749,412
Summit Hotel Properties, Inc. (A)	67,700	729,806
Semiconductors & Semiconductor Equipment - 1.0%
Micrel, Inc. (A)	57,797	695,298
Software - 0.6%
Verint Systems, Inc. (B)	7,000	389,270
Specialty Retail - 5.0%
Ascena Retail Group, Inc. - Class B (A) (B)	78,900	1,049,370
Cato Corp. - Class A (A)	43,450	1,497,287
Stage Stores, Inc. (A)	51,700	884,587
Technology Hardware, Storage & Peripherals - 1.6%
Diebold, Inc. (A)	31,800	1,123,176
Thrifts & Mortgage Finance - 1.4%
Northwest Bancshares, Inc. (A)	80,900	978,890
Trading Companies & Distributors - 2.1%
GATX Corp. (A)	25,000	1,459,250

Total Common Stocks (Cost $51,125,105)		67,984,219

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	17,729,314	17,729,314

Total Securities Lending Collateral (Cost $17,729,314)		17,729,314

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co.
0.01% (C), dated 09/30/2014, to be repurchased at $1,036,020 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $1,057,606.

$ 1,036,020	$ 1,036,020

Total Repurchase Agreement (Cost $1,036,020)	1,036,020

Total Investments (Cost $69,890,439) (D)	86,749,553
Other Assets and Liabilities, Net - (25.5)%	(17,649,084)

Net Assets - 100.0%	$ 69,100,469

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$67,152,193	$832,026	$—	$67,984,219
Securities Lending Collateral	17,729,314	—	—	17,729,314
Repurchase Agreement	—	1,036,020	—	1,036,020

Total Investments	$84,881,507	$1,868,046	$—	$86,749,553

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $17,287,946. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $69,890,439. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,835,740 and $976,626, respectively. Net unrealized appreciation for tax purposes is $16,859,114.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 1.0%
AAR Corp. (A)	41,861	$ 1,010,943
Curtiss-Wright Corp.	15,855	1,045,162
Ducommun, Inc. (A) (B)	38,730	1,061,589
Airlines - 0.3%
JetBlue Airways Corp. (A) (B)	92,330	980,545
Auto Components - 0.4%
Cooper Tire & Rubber Co.	37,470	1,075,389
Banks - 4.7%
Banner Corp.	29,330	1,128,325
Cathay General Bancorp (A)	45,645	1,133,365
Chemical Financial Corp.	40,720	1,094,961
Customers Bancorp, Inc. (A) (B)	61,415	1,103,014
Eagle Bancorp, Inc. (A) (B)	33,870	1,077,743
First NBC Bank Holding Co. (B)	33,295	1,090,411
Glacier Bancorp, Inc. (A)	41,720	1,078,879
Lakeland Financial Corp. (A)	29,285	1,098,188
OFG Bancorp (A)	72,930	1,092,491
PrivateBancorp, Inc. - Class A (A)	39,825	1,191,166
Prosperity Bancshares, Inc. (A)	18,240	1,042,781
Trustmark Corp. - Class A (A)	46,795	1,077,923
Umpqua Holdings Corp.	63,055	1,038,516
Biotechnology - 0.4%
Myriad Genetics, Inc. (A) (B)	32,596	1,257,228
Building Products - 0.7%
Quanex Building Products Corp. (A)	62,500	1,130,625
Universal Forest Products, Inc.	24,465	1,044,900
Capital Markets - 2.2%
Arlington Asset Investment Corp. - Class A (A)	41,130	1,045,113
Gladstone Investment Corp.	150,815	1,072,295
Janus Capital Group, Inc. (A)	92,313	1,342,231
Manning & Napier, Inc. - Class A (A)	66,655	1,119,138
Piper Jaffray Cos. (A) (B)	20,510	1,071,442
Solar Capital, Ltd. (A)	58,140	1,086,055
Chemicals - 2.1%
A. Schulman, Inc.	29,666	1,072,723
FutureFuel Corp.	82,520	981,163
Olin Corp. (A)	41,270	1,042,067
OM Group, Inc. (A)	42,300	1,097,685
PolyOne Corp.	29,510	1,049,966
Stepan Co.	24,135	1,071,111
Commercial Services & Supplies - 3.9%
ABM Industries, Inc.	43,185	1,109,423
ACCO Brands Corp. (A) (B)	146,980	1,014,162
ARC Document Solutions, Inc. - Class A (B)	144,225	1,168,222
Brady Corp. - Class A	43,365	973,111
Brink’s Co.	41,495	997,540
Deluxe Corp. (A)	19,850	1,094,926
G&K Services, Inc. - Class A	21,460	1,188,455
Kimball International, Inc. - Class B (A)	72,885	1,096,919
Matthews International Corp. - Class A (A)	24,690	1,083,644
United Stationers, Inc. (A)	27,615	1,037,495
Viad Corp.	49,420	1,020,523
Communications Equipment - 2.9%
ARRIS Group, Inc. (A) (B)	36,685	1,040,203
Black Box Corp. (A)	49,060	1,144,079
Brocade Communications Systems, Inc. (A)	113,796	1,236,962
Comtech Telecommunications Corp.	28,664	1,064,868
Emulex Corp. (A) (B)	208,270	1,028,854
Harmonic, Inc. (A) (B)	180,858	1,146,640
NETGEAR, Inc. (A) (B)	34,185	1,068,281
Polycom, Inc. (A) (B)	88,712	1,089,827

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 1.4%
AECOM Technology Corp. (A) (B)	34,401	$ 1,161,033
Aegion Corp. - Class A (A) (B)	49,375	1,098,594
EMCOR Group, Inc.	25,750	1,028,970
Tutor Perini Corp. (A) (B)	37,655	994,092
Consumer Finance - 0.7%
Cash America International, Inc. (A)	25,850	1,132,230
Ezcorp, Inc. - Class A (A) (B)	108,170	1,071,965
Containers & Packaging - 0.4%
Sonoco Products Co.	27,149	1,066,684
Distributors - 0.4%
Core-Mark Holding Co., Inc. (A)	24,820	1,316,453
Diversified Consumer Services - 2.1%
Apollo Education Group, Inc. - Class A (A) (B)	39,942	1,004,541
Capella Education Co. (A)	16,703	1,045,608
DeVry Education Group, Inc. (A)	27,021	1,156,769
K12, Inc. (A) (B)	62,447	996,654
Steiner Leisure, Ltd. - Class A (B)	27,540	1,035,229
Strayer Education, Inc. (B)	19,289	1,155,025
Diversified Telecommunication Services - 1.1%
Inteliquent, Inc.	98,395	1,225,018
magicJack VocalTec, Ltd. (A) (B)	93,315	919,153
Vonage Holdings Corp. (A) (B)	325,425	1,067,394
Electric Utilities - 0.4%
UIL Holdings Corp. (A)	31,015	1,097,931
Electrical Equipment - 0.6%
General Cable Corp. (A)	53,435	805,800
Regal Beloit Corp.	16,255	1,044,384
Electronic Equipment & Instruments - 3.5%
Benchmark Electronics, Inc. (B)	46,025	1,022,215
Celestica, Inc. (B)	105,405	1,069,861
DTS, Inc. (B)	48,355	1,220,964
Insight Enterprises, Inc. (B)	43,840	992,099
Itron, Inc. (A) (B)	28,040	1,102,252
Nam Tai Property, Inc. (A)	156,253	948,456
Orbotech, Ltd. (B)	71,330	1,111,321
Sanmina Corp. (B)	45,825	955,910
ScanSource, Inc. (B)	30,380	1,050,844
Tech Data Corp. (A) (B)	17,115	1,007,389
Energy Equipment & Services - 3.9%
Atwood Oceanics, Inc. (B)	24,040	1,050,308
Bristow Group, Inc. (A)	14,925	1,002,960
Geospace Technologies Corp. (A) (B)	28,095	987,539
Helix Energy Solutions Group, Inc. - Class A (A) (B)	40,880	901,813
ION Geophysical Corp. (A) (B)	334,855	934,245
Key Energy Services, Inc. (A) (B)	188,765	913,623
Parker Drilling Co. (A) (B)	171,657	847,985
Patterson-UTI Energy, Inc.	34,180	1,111,875
Pioneer Energy Services Corp. (B)	77,585	1,087,742
SEACOR Holdings, Inc. (A) (B)	13,525	1,011,670
Unit Corp. (A) (B)	17,945	1,052,474
Vantage Drilling Co. (A) (B)	641,810	815,099
Food & Staples Retailing - 0.4%
SpartanNash Co. (A)	53,755	1,045,535
Food Products - 1.2%
Calavo Growers, Inc. (A)	33,105	1,494,360
Lancaster Colony Corp. (A)	13,085	1,115,889
Sanderson Farms, Inc. (A)	11,960	1,051,882

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.7%
Laclede Group, Inc. (A)	22,515	$ 1,044,696
WGL Holdings, Inc. (A)	26,810	1,129,237
Health Care Equipment & Supplies - 4.9%
Alere, Inc. (B)	31,875	1,236,113
Analogic Corp. (A)	14,945	955,882
CONMED Corp.	27,510	1,013,468
CryoLife, Inc. (A)	108,875	1,074,596
Greatbatch, Inc. (B)	25,725	1,096,142
Haemonetics Corp. (B)	31,525	1,100,853
Hill-Rom Holdings, Inc.	28,287	1,171,930
ICU Medical, Inc. - Class B (A) (B)	17,975	1,153,636
Natus Medical, Inc. (B)	39,755	1,173,170
NuVasive, Inc. (B)	32,866	1,146,038
Orthofix International NV - Series B (B)	34,475	1,067,346
Symmetry Medical, Inc. (B)	121,310	1,224,018
Thoratec Corp. (A) (B)	46,395	1,240,138
Health Care Providers & Services - 5.7%
Addus HomeCare Corp. (A) (B)	52,800	1,034,880
Alliance HealthCare Services, Inc. (A) (B)	40,935	925,540
Almost Family, Inc. (B)	40,170	1,091,419
Amsurg Corp. - Class A (A) (B)	22,360	1,119,118
Centene Corp. (A) (B)	15,370	1,271,253
Chemed Corp. (A)	10,577	1,088,373
Health Net, Inc. (B)	27,305	1,259,034
Kindred Healthcare, Inc.	55,810	1,082,714
Landauer, Inc. (A)	31,720	1,047,077
Magellan Health, Inc. (B)	21,025	1,150,698
Molina Healthcare, Inc. (A) (B)	26,215	1,108,895
PharMerica Corp. (B)	47,094	1,150,506
Providence Service Corp. (A) (B)	27,536	1,332,192
Triple-S Management Corp. - Class B (A) (B)	62,397	1,241,700
VCA, Inc. (B)	28,835	1,134,081
Health Care Technology - 1.4%
Computer Programs & Systems, Inc. (A)	18,540	1,065,865
MedAssets, Inc. (B)	50,034	1,036,704
Omnicell, Inc. (A) (B)	41,626	1,137,638
Quality Systems, Inc. (A)	73,910	1,017,741
Hotels, Restaurants & Leisure - 1.5%
Cheesecake Factory, Inc. (A)	24,575	1,118,163
Marriott Vacations Worldwide Corp. (A) (B)	19,930	1,263,761
Ruby Tuesday, Inc. (A) (B)	187,235	1,102,814
Ruth’s Hospitality Group, Inc.	102,323	1,129,646
Household Durables - 1.0%
Ethan Allen Interiors, Inc. (A)	46,775	1,066,470
Helen of Troy, Ltd. (B)	18,350	963,742
Universal Electronics, Inc. (A) (B)	20,355	1,004,926
Insurance - 3.0%
Argo Group International Holdings, Ltd.	22,165	1,115,121
Aspen Insurance Holdings, Ltd.	27,030	1,156,073
Federated National Holding Co. (A)	46,915	1,317,843
Hanover Insurance Group, Inc. (A)	18,110	1,112,316
Maiden Holdings, Ltd. (A)	97,240	1,077,419
MBIA, Inc. (A) (B)	110,760	1,016,777
Montpelier RE Holdings, Ltd. (A)	36,735	1,142,091
United Fire Group, Inc.	39,045	1,084,280
Internet & Catalog Retail - 1.1%
Blue Nile, Inc. (A) (B)	39,590	1,130,294
Nutrisystem, Inc. (A)	66,580	1,023,335
PetMed Express, Inc. (A)	82,050	1,115,880
Internet Software & Services - 0.7%
Digital River, Inc. (A) (B)	75,655	1,098,511
Monster Worldwide, Inc. (A) (B)	203,750	1,120,625

	Shares	Value
COMMON STOCKS (continued)
IT Services - 2.8%
Convergys Corp. (A)	60,170	$ 1,072,229
CSG Systems International, Inc. (A)	39,608	1,040,898
DST Systems, Inc.	12,215	1,025,083
Forrester Research, Inc.	30,385	1,119,991
Global Cash Access Holdings, Inc. (B)	149,840	1,011,420
Leidos Holdings, Inc.	29,935	1,027,669
ManTech International Corp. - Class A (A)	39,002	1,051,104
Sykes Enterprises, Inc. (A) (B)	53,263	1,064,195
Leisure Products - 0.4%
Nautilus, Inc. - Class A (A) (B)	103,555	1,239,553
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (A) (B)	129,920	1,036,762
Charles River Laboratories International, Inc. (A) (B)	20,045	1,197,488
ICON PLC (B)	22,700	1,299,121
PAREXEL International Corp. (A) (B)	19,775	1,247,605
Machinery - 2.4%
Briggs & Stratton Corp. (A)	57,675	1,039,303
ESCO Technologies, Inc.	33,045	1,149,305
Federal Signal Corp.	74,100	981,084
Hillenbrand, Inc.	35,840	1,107,098
LB Foster Co. - Class A	22,080	1,014,355
Meritor, Inc. (A) (B)	83,595	907,006
Wabash National Corp. (A) (B)	80,900	1,077,588
Marine - 0.4%
Matson, Inc. (A)	42,395	1,061,147
Media - 0.7%
Harte-Hanks, Inc. (A)	163,095	1,038,915
John Wiley & Sons, Inc. - Class A (A)	19,350	1,085,729
Metals & Mining - 2.6%
Commercial Metals Co. (A)	66,129	1,128,822
Dominion Diamond Corp. (B)	86,990	1,238,738
Kaiser Aluminum Corp. (A)	14,015	1,068,223
Materion Corp. (A)	35,405	1,085,871
Schnitzer Steel Industries, Inc. - Class A (A)	39,530	950,697
Steel Dynamics, Inc. (A)	50,435	1,140,335
U.S. Steel Corp. (A)	32,798	1,284,698
Multi-Utilities - 0.7%
Avista Corp. (A)	34,450	1,051,758
Vectren Corp. (A)	26,951	1,075,345
Multiline Retail - 0.4%
Big Lots, Inc. (A)	25,125	1,081,631
Oil, Gas & Consumable Fuels - 4.6%
Clayton Williams Energy, Inc. (A) (B)	10,085	972,698
Cloud Peak Energy, Inc. (A) (B)	80,005	1,009,663
Comstock Resources, Inc. (A)	49,190	915,918
Gran Tierra Energy, Inc. (B)	174,775	968,253
Green Plains, Inc. (A)	28,125	1,051,594
Halcon Resources Corp. (A) (B)	213,935	847,183
Hugoton Royalty Trust	111,800	1,002,846
InterOil Corp. (A) (B)	19,260	1,045,048
Penn Virginia Corp. (A) (B)	79,180	1,006,378
REX American Resources Corp. - Class A (A) (B)	10,850	790,748
Teekay Tankers, Ltd. - Class A (A)	291,720	1,088,116
Tsakos Energy Navigation, Ltd.	145,330	927,205
VAALCO Energy, Inc. (A) (B)	130,095	1,105,807
Warren Resources, Inc. (A) (B)	178,035	943,585
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (A) (B)	16,010	962,361
Neenah Paper, Inc.	21,780	1,164,795

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.8%
Medifast, Inc. (A) (B)	35,725	$ 1,172,852
USANA Health Sciences, Inc. (A) (B)	15,820	1,165,301
Professional Services - 2.0%
CBIZ, Inc. (A) (B)	133,865	1,053,517
Heidrick & Struggles International, Inc.	51,780	1,063,561
Insperity, Inc. (A)	39,160	1,070,634
Korn/Ferry International (B)	35,800	891,420
Resources Connection, Inc.	71,040	990,298
TrueBlue, Inc. (B)	41,445	1,046,901
Real Estate Investment Trusts - 8.0%
AG Mortgage Investment Trust, Inc. (A)	57,850	1,029,730
Agree Realty Corp. (A)	38,990	1,067,546
American Capital Mortgage Investment Corp.	56,135	1,056,461
Anworth Mortgage Asset Corp.	215,185	1,030,736
Apollo Residential Mortgage, Inc.	68,560	1,057,881
Capstead Mortgage Corp. (A)	83,435	1,021,244
Corporate Office Properties Trust (A)	40,122	1,031,938
CYS Investments, Inc. (A)	124,245	1,023,779
DuPont Fabros Technology, Inc. (A)	38,954	1,053,316
Dynex Capital, Inc. (A)	127,345	1,028,948
EPR Properties (A)	20,080	1,017,654
Equity Commonwelath	43,010	1,105,787
Franklin Street Properties Corp.	95,161	1,067,706
Government Properties Income Trust	45,755	1,002,492
Hatteras Financial Corp. (A)	56,055	1,006,748
Home Properties, Inc.	17,690	1,030,266
Inland Real Estate Corp. (A)	110,869	1,098,712
Investors Real Estate Trust	134,802	1,037,975
Mack-Cali Realty Corp.	54,468	1,040,884
MFA Financial, Inc.	133,415	1,037,969
Omega Healthcare Investors, Inc. (A)	29,775	1,018,007
Piedmont Office Realty Trust, Inc. - Class A (A)	58,610	1,033,880
Select Income REIT	43,810	1,053,631
Road & Rail - 1.5%
ArcBest Corp. (A)	30,890	1,152,197
Celadon Group, Inc. (A)	53,885	1,048,063
Con-way, Inc.	22,235	1,056,163
Werner Enterprises, Inc. (A)	45,915	1,157,058
Semiconductors & Semiconductor Equipment - 4.1%
Brooks Automation, Inc. - Class A (A)	100,545	1,056,728
Cabot Microelectronics Corp. - Class A (A) (B)	26,344	1,091,959
ChipMOS TECHNOLOGIES Bermuda, Ltd.	45,690	1,033,508
Diodes, Inc. (B)	45,215	1,081,543
Fairchild Semiconductor International, Inc. - Class A (A) (B)	65,825	1,022,262
Integrated Device Technology, Inc. (B)	77,155	1,230,622
Intersil Corp. - Class A (A)	79,025	1,122,945
MKS Instruments, Inc. (A)	33,810	1,128,578
OmniVision Technologies, Inc. (A) (B)	41,635	1,101,662
PMC-Sierra, Inc. (B)	152,435	1,137,165
Silicon Image, Inc. (B)	228,310	1,150,682
Software - 1.4%
EnerNOC, Inc. (A) (B)	59,310	1,005,898
Netscout Systems, Inc. (A) (B)	24,255	1,110,879
Rovi Corp. (B)	49,667	980,675
Take-Two Interactive Software, Inc. (A) (B)	47,020	1,084,751
Specialty Retail - 3.3%
Abercrombie & Fitch Co. - Class A (A)	26,570	965,554
Buckle, Inc. (A)	24,280	1,102,069
Build-A-Bear Workshop, Inc. (A) (B)	88,595	1,158,823
Cato Corp. - Class A (A)	35,660	1,228,844

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Children’s Place, Inc. (A)	20,365	$ 970,596
Citi Trends, Inc. (B)	51,895	1,146,879
Guess?, Inc. (A)	49,346	1,084,132
Haverty Furniture Cos., Inc. (A)	49,880	1,086,885
Outerwall, Inc. (A) (B)	18,345	1,029,154
Technology Hardware, Storage & Peripherals - 0.7%
Lexmark International, Inc. - Class A (A)	22,211	943,967
Logitech International SA (A) (B)	84,695	1,085,790
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co. (A)	30,190	1,080,198
Iconix Brand Group, Inc. (A) (B)	27,590	1,019,175
Movado Group, Inc.	30,825	1,019,074
Skechers U.S.A., Inc. - Class A (B)	20,065	1,069,665
Thrifts & Mortgage Finance - 1.8%
Brookline Bancorp, Inc. (A)	121,495	1,038,782
Home Loan Servicing Solutions, Ltd. (A)	49,195	1,042,442
Radian Group, Inc. (A)	76,640	1,092,886
United Financial Bancorp, Inc.	92,640	1,175,602
WSFS Financial Corp. (A)	14,920	1,068,421
Wireless Telecommunication Services - 0.3%
Spok Holdings, Inc.	77,535	1,008,730

Total Common Stocks (Cost $290,795,303)		292,503,626

MASTER LIMITED PARTNERSHIPS - 1.4%
Capital Markets - 0.7%
Och-Ziff Capital Management Group LLC - Class A	92,345	989,015
AllianceBernstein Holding, LP	41,205	1,071,742
Chemicals - 0.4%
CVR Partners, LP	74,970	1,029,338
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners, LP	23,065	988,105

Total Master Limited Partnerships (Cost $4,420,685)		4,078,200

SECURITIES LENDING COLLATERAL - 25.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	77,501,330	77,501,330

Total Securities Lending Collateral (Cost $77,501,330)		77,501,330

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $3,615,797 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $3,689,344.	$ 3,615,796	3,615,796

Total Repurchase Agreement (Cost $3,615,796)		3,615,796

Total Investments (Cost $376,333,114) (D)		377,698,952
Other Assets and Liabilities, Net - (25.7)%		(77,148,929)

Net Assets - 100.0%		$ 300,550,023

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$292,503,626	$—	$—	$292,503,626
Master Limited Partnerships	4,078,200	—	—	4,078,200
Securities Lending Collateral	77,501,330	—	—	77,501,330
Repurchase Agreement	—	3,615,796	—	3,615,796

Total Investments	$374,083,156	$3,615,796	$—	$377,698,952

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $75,313,841. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $376,333,114. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,549,927 and $21,184,089, respectively. Net unrealized appreciation for tax purposes is $1,365,838.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.4%
KEYW Holding Corp. (A) (B)	79,880	$ 884,272
Auto Components - 1.1%
Dorman Products, Inc. (A) (B)	16,940	678,616
Banks - 11.4%
BancorpSouth, Inc. (A)	43,880	883,743
Bank of the Ozarks, Inc. (A)	28,760	906,515
Home BancShares, Inc. (A)	30,820	906,416
Iberiabank Corp. (A)	26,780	1,674,018
Pinnacle Financial Partners, Inc.	16,470	594,567
PrivateBancorp, Inc. - Class A	73,410	2,195,693
Commercial Services & Supplies - 1.1%
Healthcare Services Group, Inc. (A)	24,060	688,357
Communications Equipment - 3.0%
Aruba Networks, Inc. (A) (B)	56,800	1,225,744
Ruckus Wireless, Inc. (A) (B)	50,090	669,202
Diversified Consumer Services - 1.5%
Capella Education Co. (A)	14,720	921,472
Diversified Financial Services - 2.1%
MarketAxess Holdings, Inc. (A)	20,863	1,290,585
Electrical Equipment - 2.6%
EnerSys (A)	27,385	1,605,856
Electronic Equipment & Instruments - 1.2%
InvenSense, Inc. - Class A (A) (B)	39,560	780,519
Food Products - 5.8%
J&J Snack Foods Corp. (A)	13,230	1,237,799
TreeHouse Foods, Inc. (B)	29,600	2,382,800
Health Care Equipment & Supplies - 2.8%
Cantel Medical Corp. (A)	35,453	1,218,874
Neogen Corp. (A) (B)	14,380	568,010
Health Care Providers & Services - 6.2%
Air Methods Corp. (A) (B)	31,500	1,749,825
Centene Corp. (A) (B)	25,790	2,133,091
Health Care Technology - 2.3%
Medidata Solutions, Inc. (A) (B)	32,150	1,423,923
Hotels, Restaurants & Leisure - 5.9%
Krispy Kreme Doughnuts, Inc. (A) (B)	55,110	945,688
Red Robin Gourmet Burgers, Inc. (A) (B)	14,112	802,973
Sonic Corp. (B)	87,960	1,966,785
Internet Software & Services - 3.3%
Envestnet, Inc. (A) (B)	29,950	1,347,750
SPS Commerce, Inc. (A) (B)	13,600	722,840
IT Services - 2.0%
MAXIMUS, Inc. - Class A	32,010	1,284,561
Life Sciences Tools & Services - 6.6%
Cambrex Corp. (B)	50,537	944,031
ICON PLC (B)	30,870	1,766,690
PAREXEL International Corp. (A) (B)	23,240	1,466,212
Machinery - 3.7%
Proto Labs, Inc. (A) (B)	16,690	1,151,610
Wabash National Corp. (A) (B)	89,900	1,197,468
Multiline Retail - 1.4%
Tuesday Morning Corp. (A) (B)	45,228	877,649
Oil, Gas & Consumable Fuels - 4.6%
Comstock Resources, Inc. (A)	57,070	1,062,643
Matador Resources Co. (A) (B)	48,830	1,262,256
PDC Energy, Inc. (A) (B)	11,292	567,875

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 7.5%
Akorn, Inc. - Class A (A) (B)	52,240	$ 1,894,745
Lannett Co., Inc. (A) (B)	18,200	831,376
Prestige Brands Holdings, Inc. (A) (B)	43,140	1,396,442
Sagent Pharmaceuticals, Inc. (A) (B)	19,776	615,033
Professional Services - 1.5%
WageWorks, Inc. (A) (B)	20,510	933,820
Road & Rail - 2.0%
Saia, Inc. (A) (B)	25,330	1,255,355
Semiconductors & Semiconductor Equipment - 3.8%
CEVA, Inc. (A) (B)	42,510	571,334
Silicon Laboratories, Inc. (A) (B)	44,060	1,790,599
Software - 1.9%
Ellie Mae, Inc. (A) (B)	36,100	1,176,860
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (A) (B)	14,270	919,274
Monro Muffler Brake, Inc. (A)	23,440	1,137,543
Textiles, Apparel & Luxury Goods - 5.2%
Deckers Outdoor Corp. (A) (B)	7,960	773,553
G-III Apparel Group, Ltd. (A) (B)	19,010	1,575,169
Steven Madden, Ltd. - Class B (A) (B)	28,088	905,276
Transportation Infrastructure - 1.0%
Wesco Aircraft Holdings, Inc. (A) (B)	35,750	622,050

Total Common Stocks (Cost $53,434,525)		60,385,357

SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	15,873,264	15,873,264

Total Securities Lending Collateral (Cost $15,873,264)		15,873,264

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.01% (C), dated 09/30/2014, to be repurchased at $2,221,412 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $2,269,065.	$ 2,221,411	2,221,411

Total Repurchase Agreement (Cost $2,221,411)		2,221,411

Total Investments (Cost $71,529,200) (D)		78,480,032
Other Assets and Liabilities, Net - (25.0)%		(15,720,491)

Net Assets - 100.0%		$ 62,759,541

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Common Stocks	$60,385,357	$—	$—	$60,385,357
Securities Lending Collateral	15,873,264	—	—	15,873,264
Repurchase Agreement	—	2,221,411	—	2,221,411

Total Investments	$76,258,621	$2,221,411	$—	$78,480,032

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,494,881. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at September 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $71,529,200. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,572,772 and $2,621,940, respectively. Net unrealized appreciation for tax purposes is $6,950,832.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.1%
Canada - 1.5%
Suncor Energy, Inc., 2.48% (A) (B)	211,800	$ 7,664,855
Germany - 0.6%
Volkswagen AG, 2.58% (B)	16,000	3,322,328

Total Convertible Preferred Stocks (Cost $11,315,636)		10,987,183

PREFERRED STOCKS - 3.7%
Brazil - 1.1%
Itausa - Investimentos Itau SA, 0.38% (B)	1,493,140	5,654,747
Korea, Republic of - 2.6%
Hyundai Motor Co., 1.07% (B)	27,000	3,019,190
Samsung Electronics Co., Ltd., 1.23% (B)	12,886	10,965,769

Total Preferred Stocks (Cost $21,108,216)		19,639,706

COMMON STOCKS - 93.3%
Australia - 3.1%
APA Group (A)	324,181	2,111,745
Asciano, Ltd.	964,613	5,109,631
BHP Billiton PLC - ADR (A)	89,200	4,953,276
Challenger, Ltd.	697,939	4,350,894
Belgium - 0.2%
Ageas	34,000	1,128,775
Brazil - 1.0%
Localiza Rent a Car SA	379,500	5,502,382
Canada - 1.9%
Fairfax Financial Holdings, Ltd.	13,000	5,824,608
Horizon North Logistics, Inc. (A)	301,500	1,367,579
Newalta Corp.	147,600	2,909,959
China - 2.7%
Fosun International, Ltd. (A)	5,596,000	6,702,357
Shenzhen Expressway Co., Ltd. - Class H	6,220,000	4,197,480
Sinotrans, Ltd. - Class H	4,578,000	3,325,231
Denmark - 0.8%
Carlsberg A/S - Class B	46,877	4,167,870
Finland - 0.8%
Kesko OYJ - Class B	113,400	4,060,568
France - 7.3%
Arkema SA	48,995	3,287,233
Bollore SA	3,800	2,158,856
Cie Generale des Etablissements Michelin - Class B	33,138	3,125,729
GDF Suez	119,600	3,000,068
Rexel SA	200,124	3,734,628
Sanofi	59,201	6,696,746
Total SA	77,440	5,032,357
Veolia Environnement SA	206,870	3,652,796
Vinci SA	60,556	3,518,706
Vivendi SA (C)	183,103	4,421,850
Germany - 4.9%
adidas AG (A)	29,641	2,218,206
Allianz SE - Class A	33,602	5,447,305
Bayer AG	26,431	3,702,251
Merck KGaA	53,000	4,888,751
Metro AG (C)	105,824	3,485,880
Siemens AG - Class A	52,187	6,220,381
Greece - 2.0%
Metka SA	190,100	2,441,877
OPAP SA	340,500	4,451,211
Piraeus Bank SA (C)	2,343,802	3,966,856

	Shares	Value
COMMON STOCKS (continued)
Guernsey, Channel Islands - 1.3%
Etalon Group, Ltd. - GDR, Reg S	433,486	$ 1,582,224
Friends Life Group, Ltd.	1,072,153	5,355,151
Hong Kong - 8.1%
Cheung Kong Holdings, Ltd.	394,000	6,484,761
China Mobile, Ltd.	788,000	9,097,948
First Pacific Co., Ltd.	4,418,000	4,574,553
Guangdong Investment, Ltd. (A)	4,984,000	5,821,733
Newocean Energy Holdings, Ltd. (A)	2,722,000	1,367,161
Noble Group, Ltd.	5,280,000	5,380,575
Shun Tak Holdings, Ltd.	11,720,000	5,750,684
SJM Holdings, Ltd.	2,293,000	4,370,516
Ireland - 1.6%
Ryanair Holdings PLC - ADR (C)	59,600	3,363,228
Smurfit Kappa Group PLC - Class B	240,015	5,261,187
Israel - 1.1%
Israel Corp., Ltd. (C)	10,037	5,649,466
Italy - 2.6%
Eni SpA - Class B (A)	341,315	8,134,821
Pirelli & C. SpA	173,673	2,404,161
Prysmian SpA	165,038	3,066,319
Japan - 15.1%
Aisin Seiki Co., Ltd.	129,600	4,673,517
Daiichi Sankyo Co., Ltd. (A)	144,000	2,259,622
Denki Kagaku Kogyo KK	901,000	2,949,250
Electric Power Development Co., Ltd.	65,500	2,141,030
FUJIFILM Holdings Corp. (A)	254,100	7,807,768
Hitachi, Ltd.	1,069,000	8,163,096
Japan Airlines Co., Ltd.	201,000	5,498,062
Komatsu, Ltd. (A)	135,700	3,138,391
Kuraray Co., Ltd. (A)	352,300	4,130,912
Mitsubishi Corp. (A)	224,500	4,597,465
MS&AD Insurance Group Holdings, Inc. (A)	198,600	4,332,350
Nippon Telegraph & Telephone Corp.	95,200	5,920,759
Nitori Holdings Co., Ltd.	82,300	5,095,209
ORIX Corp.	393,900	5,433,970
Resona Holdings, Inc.	976,800	5,507,665
Sony Corp.	199,300	3,618,020
Sumitomo Mitsui Financial Group, Inc. (A)	70,000	2,853,613
USS Co., Ltd.	138,500	2,121,541
Korea, Republic of - 1.2%
Kangwon Land, Inc.	89,170	3,029,372
SK Telecom Co., Ltd.	12,400	3,407,723
Macau - 0.8%
MGM China Holdings, Ltd.	1,429,972	4,097,552
Malaysia - 1.1%
DRB-Hicom Bhd	3,271,100	2,273,467
Genting Bhd	1,292,500	3,739,011
Mexico - 1.6%
Alpek SA de CV - Class A (A)	1,399,500	2,577,985
Credito Real SAB de CV	730,000	2,065,448
Grupo Aeroportuario del Centro Norte Sab de CV - Class B (C)	889,320	3,922,662
Netherlands - 3.5%
Delta Lloyd NV	156,234	3,768,043
Heineken Holding NV - Class A	53,044	3,508,646
Koninklijke Boskalis Westminster NV	66,694	3,755,325
Koninklijke Philips NV	163,971	5,232,474
Wolters Kluwer NV	82,107	2,190,256

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Nigeria - 0.6%
Guaranty Trust Bank PLC	17,200,000	$ 3,110,381
Philippines - 0.6%
LT Group, Inc.	9,312,600	3,245,481
Poland - 0.8%
Copa Holdings SA - Class A (A)	37,800	4,055,562
Russian Federation - 2.2%
Lukoil OAO - ADR	139,980	7,124,982
Sistema JSFC - GDR, Reg S (A)	189,209	1,305,542
TMK OAO - GDR, Reg S (A)	386,907	3,520,854
South Africa - 0.5%
Kumba Iron Ore, Ltd. (A)	111,041	2,623,098
Spain - 0.7%
Amadeus IT Holding SA - Class A (A)	103,187	3,860,386
Sweden - 3.2%
Investor AB - Class B	173,081	6,121,157
Svenska Cellulosa AB SCA - Class B	227,697	5,430,523
Telefonaktiebolaget LM Ericsson - Class B	434,400	5,514,280
Switzerland - 3.4%
GAM Holding AG (C)	243,277	4,204,536
Nestle SA	64,064	4,714,042
Novartis AG	52,715	4,977,749
UBS AG - Class A (C)	240,674	4,199,884
Taiwan - 1.6%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	185,500	4,196,010
Yuanta Financial Holding Co., Ltd.	9,194,250	4,533,728
Thailand - 0.8%
Bangkok Bank PCL	647,100	4,071,192
Turkey - 1.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	1,535,200	1,604,962
Tofas Turk Otomobil Fabrikasi AS	693,535	3,899,430
United Kingdom - 13.3%
Admiral Group PLC	161,639	3,361,987
Barclays PLC	942,400	3,474,917
BP PLC - ADR	117,500	5,164,125
British Sky Broadcasting Group PLC	341,160	4,878,092
HSBC Holdings PLC	628,800	6,446,033
IG Group Holdings PLC	285,400	2,750,610
Imperial Tobacco Group PLC	112,794	4,871,284
Inchcape PLC	393,488	4,108,096
ITE Group PLC	481,800	1,323,914
Ithaca Energy, Inc. (C)	1,079,400	2,023,965
Johnson Matthey PLC	51,532	2,438,565
Kingfisher PLC	821,720	4,314,774
National Grid PLC - Class B	388,484	5,592,543
Noble Corp. PLC (A)	145,500	3,233,010
Rexam PLC	668,715	5,331,542
Royal Bank of Scotland Group PLC (C)	300,000	1,790,723
Unilever PLC	164,058	6,875,135
Vodafone Group PLC	758,694	2,514,032
United States - 1.9%
Flextronics International, Ltd. (C)	404,700	4,176,504
Mallinckrodt PLC (A) (C)	65,100	5,868,765
Paragon Offshore PLC (A) (C)	48,500	298,275

Total Common Stocks (Cost $503,464,850)		495,789,404

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (B)	68,314,649	$ 68,314,649

Total Securities Lending Collateral (Cost $68,314,649)		68,314,649

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% (B), dated 09/30/2014, to be repurchased at $2,244,744 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $2,292,736.	$ 2,244,744	2,244,744

Total Repurchase Agreement (Cost $2,244,744)		2,244,744

Total Investments (Cost $606,448,095) (D)		596,975,686
Other Assets and Liabilities, Net - (12.3)%		(65,331,116)

Net Assets - 100.0%		$ 531,644,570

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY

Industry	Percentage of Total Investments	Value
Banks	6.2%	$36,876,127
Oil, Gas & Consumable Fuels	6.1	36,512,266
Insurance	4.9	29,218,219
Pharmaceuticals	4.8	28,393,884
Chemicals	3.5	21,033,411
Electronic Equipment & Instruments	3.4	20,147,368
Hotels, Restaurants & Leisure	3.3	19,687,662
Diversified Financial Services	3.0	17,797,214
Industrial Conglomerates	2.9	17,203,539
Wireless Telecommunication Services	2.7	16,325,245
Semiconductors & Semiconductor Equipment	2.5	15,161,779
Metals & Mining	2.4	14,278,731
Trading Companies & Distributors	2.3	13,712,668
Capital Markets	2.2	12,938,148
Airlines	2.2	12,916,852
Media	2.1	12,814,112
Automobiles	2.1	12,514,415
Multi-Utilities	2.0	12,245,407
Food Products	1.9	11,589,177
Specialty Retail	1.9	11,531,524
Transportation Infrastructure	1.9	11,445,373
Beverages	1.8	10,921,997
Road & Rail	1.8	10,612,013
Containers & Packaging	1.8	10,592,729
Auto Components	1.7	10,203,407
Real Estate Management & Development	1.3	8,066,985
Food & Staples Retailing	1.3	7,546,448
Consumer Finance	1.3	7,499,418
Construction & Engineering	1.2	7,274,031
Energy Equipment & Services	1.2	7,052,139
Diversified Telecommunication Services	1.0	5,920,759
Water Utilities	1.0	5,821,733
Machinery	0.9	5,580,268
Communications Equipment	0.9	5,514,280
Household Products	0.9	5,430,523
Tobacco	0.8	4,871,284
Commercial Services & Supplies	0.7	4,277,538
Distributors	0.7	4,108,096
IT Services	0.6	3,860,386
Household Durables	0.6	3,618,020
Electrical Equipment	0.5	3,066,319
Textiles, Apparel & Luxury Goods	0.4	2,218,206
Air Freight & Logistics	0.4	2,158,856
Independent Power and Renewable Electricity Producers	0.4	2,141,030
Gas Utilities	0.4	2,111,745
Real Estate Investment Trusts	0.3	1,604,962

Investments, at Value	88.2	526,416,293
Short-Term Investments	11.8	70,559,393

Total Investments	100.0%	$596,975,686

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
Convertible Preferred Stocks	$7,664,855	$3,322,328	$—	$10,987,183
Preferred Stocks	5,654,747	13,984,959	—	19,639,706
Common Stocks	70,210,549	425,578,855	—	495,789,404
Securities Lending Collateral	68,314,649	—	—	68,314,649
Repurchase Agreement	—	2,244,744	—	2,244,744

Total Investments	$151,844,800	$445,130,886	$—	$596,975,686

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $65,280,670. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at September 30, 2014.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $606,448,095. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $38,771,704 and $48,244,113, respectively. Net unrealized depreciation for tax purposes is $9,472,409.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended September 30, 2014, securities with fair market value of $9,513,883 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes are an integral part of this report. Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Notes to Schedules of Investments

At September 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (each, a “Portfolio”; and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Open repurchase agreements and related collateral at September 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Partners Money Market Portfolio (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at September 30, 2014, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open options and swaptions at September 30, 2014, if any, are listed in the Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Open futures contracts at September 30, 2014, if any, are listed in the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open OTC and centrally cleared swap agreements at September 30, 2014, if any, are listed in the Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2014, if any, are included in the Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Open loan participations and assignments at September 30, 2014, if any, are included in the Schedule of Investments.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments.

Open structured notes at September 30, 2014, if any, are listed within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open TBA commitments at September 30, 2014, if any, are included in the Schedule of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more

Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Open when-issued securities at September 30, 2014, if any, are listed in the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Open TIPS at September 30, 2014, if any, are listed in the Schedule of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Open PIKs at September 30, 2014, if any, are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at September 30, 2014, if any, are listed in the Schedule of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2014, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

The Portfolios’ Board of Trustees (the “Board”) has delegated the valuation functions on a day-to-day basis to TAM, subject to Board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Notes to Schedules of Investments (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolios’ financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

Transamerica Partners Portfolios	September 30, 2014 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments September 30, 2014 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
The Boeing Co.	211,712	$26,967,874
General Dynamics Corp.	100,332	12,751,194
Honeywell International, Inc.	247,205	23,019,729
L-3 Communications Holdings, Inc.	27,230	3,238,192
Lockheed Martin Corp.	85,236	15,579,436
Northrop Grumman Corp.	65,689	8,655,183
Precision Castparts Corp.	45,325	10,736,586
Raytheon Co.	98,158	9,974,816
Rockwell Collins, Inc.	42,656	3,348,496
Textron, Inc.	88,176	3,173,454
United Technologies Corp.	268,783	28,383,485

		145,828,445
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	46,487	3,083,018
Expeditors International of Washington, Inc.	61,633	2,501,067
FedEx Corp.	83,855	13,538,390
United Parcel Service, Inc., Class B	222,208	21,840,824

		40,963,299
Airlines — 0.3%
Delta Air Lines, Inc.	266,309	9,627,070
Southwest Airlines Co.	216,437	7,309,078

		16,936,148
Auto Components — 0.4%
BorgWarner, Inc.	72,194	3,798,126
Delphi Automotive PLC	94,682	5,807,794
The Goodyear Tire & Rubber Co.	87,156	1,968,418
Johnson Controls, Inc.	210,432	9,259,008

		20,833,346
Automobiles — 0.6%
Ford Motor Co.	1,225,228	18,121,122
General Motors Co.	425,874	13,602,416
Harley-Davidson, Inc.	68,697	3,998,165

		35,721,703
Banks — 6.0%
Bank of America Corp.	3,322,148	56,642,624
BB&T Corp.	227,368	8,460,363
Citigroup, Inc.	957,759	49,631,071
Comerica, Inc.	57,122	2,848,103
Fifth Third Bancorp	263,535	5,275,971
Huntington Bancshares, Inc.	258,085	2,511,167
JPMorgan Chase & Co.	1,188,216	71,578,132
KeyCorp	276,986	3,692,223
M&T Bank Corp.	41,703	5,141,563
The PNC Financial Services Group, Inc. (a)	170,769	14,614,411
Regions Financial Corp.	435,581	4,373,233
SunTrust Banks, Inc.	167,724	6,378,544
Common Stocks	Shares	Value
Banks (concluded)
US Bancorp	569,240	$23,811,309
Wells Fargo & Co.	1,500,740	77,843,384
Zions Bancorporation	64,119	1,863,298

		334,665,396
Beverages — 2.2%
Brown-Forman Corp., Class B	49,908	4,502,700
The Coca-Cola Co.	1,247,035	53,198,513
Coca-Cola Enterprises, Inc.	71,359	3,165,485
Constellation Brands, Inc., Class A (b)	52,934	4,613,727
Dr Pepper Snapple Group, Inc.	61,640	3,964,068
Molson Coors Brewing Co., Class B	50,310	3,745,076
Monster Beverage Corp. (b)	45,438	4,165,302
PepsiCo, Inc.	476,005	44,311,306

		121,666,177
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (b)	62,525	10,367,895
Amgen, Inc.	239,979	33,707,450
Biogen Idec, Inc. (b)	74,600	24,678,426
Celgene Corp. (b)	252,570	23,938,585
Gilead Sciences, Inc. (b)	477,548	50,834,985
Regeneron Pharmaceuticals, Inc. (b)	23,307	8,402,640
Vertex Pharmaceuticals, Inc. (b)	75,230	8,449,081

		160,379,062
Building Products — 0.1%
Allegion PLC	30,387	1,447,637
Masco Corp.	112,581	2,692,937

		4,140,574
Capital Markets — 2.3%
Affiliated Managers Group, Inc. (b)	17,559	3,518,121
Ameriprise Financial, Inc.	59,138	7,296,446
The Bank of New York Mellon Corp.	357,477	13,845,084
BlackRock, Inc. (a)	39,853	13,084,537
The Charles Schwab Corp.	362,327	10,648,791
E*Trade Financial Corp. (b)	91,087	2,057,655
Franklin Resources, Inc.	124,444	6,795,887
The Goldman Sachs Group, Inc.	129,440	23,761,301
Invesco Ltd.	136,632	5,394,231
Legg Mason, Inc.	32,194	1,647,045
Morgan Stanley	483,835	16,726,176
Northern Trust Corp.	69,956	4,759,107
State Street Corp.	133,791	9,848,356
T. Rowe Price Group, Inc.	83,123	6,516,843

		125,899,580
Chemicals — 2.6%
Air Products & Chemicals, Inc.	60,564	7,884,221
Airgas, Inc.	21,207	2,346,555

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
CF Industries Holdings, Inc.	15,691	$4,381,241
The Dow Chemical Co.	354,588	18,594,595
E.I. du Pont de Nemours & Co.	289,130	20,747,969
Eastman Chemical Co.	47,110	3,810,728
Ecolab, Inc.	85,189	9,782,253
FMC Corp.	42,048	2,404,725
International Flavors & Fragrances, Inc.	25,669	2,461,144
LyondellBasell Industries NV, Class A	134,351	14,598,580
Monsanto Co.	165,739	18,647,295
The Mosaic Co.	100,600	4,467,646
PPG Industries, Inc.	43,543	8,566,650
Praxair, Inc.	92,255	11,900,895
The Sherwin-Williams Co.	26,258	5,750,239
Sigma-Aldrich Corp.	37,555	5,107,855

		141,452,591
Commercial Services & Supplies — 0.5%
The ADT Corp. (c)	55,053	1,952,179
Cintas Corp.	30,520	2,154,407
Iron Mountain, Inc.	54,344	1,774,332
Pitney Bowes, Inc.	64,033	1,600,185
Republic Services, Inc.	79,778	3,112,938
Stericycle, Inc. (b)	26,773	3,120,661
Tyco International Ltd.	140,106	6,244,524
Waste Management, Inc.	137,063	6,514,604

		26,473,830
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,610,873	40,545,674
F5 Networks, Inc. (b)	23,403	2,778,872
Harris Corp.	33,096	2,197,574
Juniper Networks, Inc.	126,850	2,809,728
Motorola Solutions, Inc.	69,742	4,413,274
QUALCOMM, Inc.	529,468	39,588,322

		92,333,444
Construction & Engineering — 0.1%
Fluor Corp.	49,758	3,323,337
Jacobs Engineering Group, Inc. (b)	42,067	2,053,711
Quanta Services, Inc. (b)	68,484	2,485,284

		7,862,332
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	19,463	2,509,559
Vulcan Materials Co.	41,302	2,487,620

		4,997,179
Consumer Finance — 0.9%
American Express Co.	284,331	24,890,336
Capital One Financial Corp.	177,324	14,473,185
Discover Financial Services	145,917	9,395,595
Common Stocks	Shares	Value
Consumer Finance (concluded)
Navient Corp.	132,497	$2,346,522

		51,105,638
Containers & Packaging — 0.2%
Avery Dennison Corp.	29,607	1,321,952
Ball Corp.	43,732	2,766,924
Bemis Co., Inc.	31,549	1,199,493
MeadWestvaco Corp.	53,271	2,180,915
Owens-Illinois, Inc. (b)	52,120	1,357,726
Sealed Air Corp.	67,027	2,337,902

		11,164,912
Distributors — 0.1%
Genuine Parts Co.	48,361	4,241,743
Diversified Consumer Services — 0.1%
H&R Block, Inc.	86,956	2,696,506
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (b)	575,920	79,557,589
CME Group, Inc.	99,804	7,979,829
IntercontinentalExchange Group, Inc.	35,837	6,990,007
Leucadia National Corp.	100,085	2,386,026
McGraw-Hill Financial, Inc.	85,578	7,227,062
Moody’s Corp.	58,712	5,548,284
The NASDAQ OMX Group, Inc.	37,408	1,586,847

		111,275,644
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,638,295	57,733,516
CenturyLink, Inc.	180,116	7,364,943
Frontier Communications Corp.	316,458	2,060,142
Verizon Communications, Inc.	1,309,547	65,464,255
Windstream Holdings, Inc. (c)	190,284	2,051,261

		134,674,117
Electric Utilities — 1.7%
American Electric Power Co., Inc.	154,407	8,061,590
Duke Energy Corp.	223,480	16,709,600
Edison International	102,886	5,753,385
Entergy Corp.	56,776	4,390,488
Exelon Corp.	271,479	9,254,719
FirstEnergy Corp.	132,888	4,461,050
NextEra Energy, Inc.	137,867	12,942,954
Northeast Utilities	99,782	4,420,343
Pepco Holdings, Inc.	79,261	2,121,024
Pinnacle West Capital Corp.	34,844	1,903,876
PPL Corp.	209,935	6,894,265
The Southern Co.	282,998	12,352,863

2	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	159,706	$4,855,062

		94,121,219
Electrical Equipment — 0.6%
AMETEK, Inc.	77,678	3,900,212
Eaton Corp. PLC	150,339	9,526,982
Emerson Electric Co.	220,475	13,797,326
Rockwell Automation, Inc.	43,554	4,785,714

		32,010,234
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	49,536	4,946,665
Corning, Inc.	407,839	7,887,606
FLIR Systems, Inc.	44,714	1,401,337
Jabil Circuit, Inc.	63,208	1,274,906
TE Connectivity Ltd.	129,318	7,149,992

		22,660,506
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	137,432	8,941,326
Cameron International Corp. (b)	64,096	4,254,692
Diamond Offshore Drilling, Inc. (c)	21,226	727,415
Ensco PLC, Class A	73,800	3,048,678
FMC Technologies, Inc. (b)	74,199	4,029,748
Halliburton Co.	268,715	17,334,805
Helmerich & Payne, Inc.	34,246	3,351,656
Nabors Industries Ltd.	91,486	2,082,221
National Oilwell Varco, Inc.	135,937	10,344,806
Noble Corp. PLC	80,277	1,783,755
Schlumberger Ltd.	409,554	41,647,546
Transocean Ltd.	107,738	3,444,384

		100,991,032
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	138,494	17,356,068
CVS Health Corp.	365,860	29,118,797
The Kroger Co.	154,451	8,031,452
Safeway, Inc.	72,719	2,494,262
Sysco Corp.	185,410	7,036,309
Wal-Mart Stores, Inc.	498,827	38,145,301
Walgreen Co.	278,038	16,479,312
Whole Foods Market, Inc.	114,117	4,348,999

		123,010,500
Food Products — 1.6%
Archer-Daniels-Midland Co.	203,923	10,420,465
Campbell Soup Co.	56,499	2,414,202
ConAgra Foods, Inc.	133,525	4,411,666
General Mills, Inc.	193,494	9,761,772
The Hershey Co.	47,142	4,498,761
Hormel Foods Corp.	42,532	2,185,720
The J.M. Smucker Co.	32,164	3,183,915
Kellogg Co.	80,801	4,977,342
Common Stocks	Shares	Value
Food Products (concluded)
Keurig Green Mountain, Inc.	38,482	$5,007,663
Kraft Foods Group, Inc.	187,638	10,582,783
McCormick & Co., Inc.	41,007	2,743,368
Mead Johnson Nutrition Co.	63,923	6,150,671
Mondelez International, Inc., Class A	532,582	18,248,922
Tyson Foods, Inc., Class A	92,573	3,644,599

		88,231,849
Gas Utilities — 0.0%
AGL Resources, Inc.	37,844	1,942,911
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	475,070	19,758,161
Baxter International, Inc.	171,117	12,281,067
Becton Dickinson & Co.	60,602	6,897,114
Boston Scientific Corp. (b)	418,944	4,947,729
C.R. Bard, Inc.	23,578	3,364,816
CareFusion Corp. (b)	64,084	2,899,801
Covidien PLC	142,733	12,347,832
DENTSPLY International, Inc.	44,794	2,042,606
Edwards Lifesciences Corp. (b)	33,514	3,423,455
Intuitive Surgical, Inc. (b)	11,358	5,245,352
Medtronic, Inc.	309,435	19,169,498
St. Jude Medical, Inc.	89,964	5,409,535
Stryker Corp.	94,503	7,631,117
Varian Medical Systems, Inc. (b)	32,600	2,611,912
Zimmer Holdings, Inc.	53,379	5,367,259

		113,397,254
Health Care Providers & Services — 2.2%
Aetna, Inc.	112,019	9,073,539
AmerisourceBergen Corp.	67,338	5,205,227
Cardinal Health, Inc.	106,350	7,967,742
Cigna Corp.	83,341	7,558,195
DaVita HealthCare Partners, Inc. (b)	54,274	3,969,600
Express Scripts Holding Co. (b)	235,492	16,632,800
Humana, Inc.	48,730	6,349,032
Laboratory Corp. of America Holdings (b)	26,817	2,728,630
McKesson Corp.	73,173	14,244,588
Patterson Cos., Inc.	27,380	1,134,353
Quest Diagnostics, Inc.	45,622	2,768,343
Tenet Healthcare Corp. (b)	30,992	1,840,615
UnitedHealth Group, Inc.	306,943	26,473,834
Universal Health Services, Inc., Class B	28,835	3,013,258
WellPoint, Inc.	86,636	10,363,398

		119,323,154
Health Care Technology — 0.1%
Cerner Corp. (b)	95,920	5,713,954

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	142,327	$5,717,276
Chipotle Mexican Grill, Inc. (b)	9,799	6,531,915
Darden Restaurants, Inc.	41,867	2,154,476
Marriott International, Inc., Class A	68,843	4,812,126
McDonald’s Corp.	310,198	29,409,872
Starbucks Corp.	237,308	17,907,262
Starwood Hotels & Resorts Worldwide, Inc. (b)	60,186	5,008,077
Wyndham Worldwide Corp.	39,538	3,212,858
Wynn Resorts Ltd.	25,636	4,795,983
Yum! Brands, Inc.	138,887	9,997,086

		89,546,931
Household Durables — 0.4%
D.R. Horton, Inc.	104,856	2,151,645
Garmin Ltd.	38,332	1,992,881
Harman International Industries, Inc.	21,503	2,108,154
Leggett & Platt, Inc.	43,358	1,514,061
Lennar Corp., Class A	56,229	2,183,372
Mohawk Industries, Inc. (b)	19,571	2,638,562
Newell Rubbermaid, Inc.	86,492	2,976,190
PulteGroup, Inc.	106,881	1,887,518
Whirlpool Corp.	24,650	3,590,273

		21,042,656
Household Products — 1.9%
The Clorox Co.	40,730	3,911,709
Colgate-Palmolive Co.	271,209	17,688,251
Kimberly-Clark Corp.	118,124	12,706,599
The Procter & Gamble Co.	855,389	71,630,275

		105,936,834
Independent Power and Renewable Electricity Producers — 0.1%
The AES Corp.	210,328	2,982,451
NRG Energy, Inc.	106,820	3,255,874

		6,238,325
Industrial Conglomerates — 2.3%
3M Co.	204,711	29,003,455
Danaher Corp.	192,598	14,633,596
General Electric Co.	3,169,855	81,211,685
Roper Industries, Inc.	31,614	4,624,812

		129,473,548
Insurance — 2.8%
ACE Ltd.	106,049	11,121,359
Aflac, Inc.	143,119	8,336,682
The Allstate Corp.	136,910	8,402,167
American International Group, Inc.	450,762	24,350,163
Aon PLC	91,755	8,044,161
Assurant, Inc.	22,518	1,447,907
The Chubb Corp.	75,969	6,919,257
Common Stocks	Shares	Value
Insurance (concluded)
Cincinnati Financial Corp.	46,470	$2,186,413
Genworth Financial, Inc., Class A (b)	156,706	2,052,849
Hartford Financial Services Group, Inc.	141,458	5,269,310
Lincoln National Corp.	82,473	4,418,903
Loews Corp.	96,212	4,008,192
Marsh & McLennan Cos., Inc.	171,952	8,999,968
MetLife, Inc.	355,277	19,085,480
Principal Financial Group, Inc.	86,405	4,533,670
The Progressive Corp.	170,029	4,298,333
Prudential Financial, Inc.	145,316	12,779,089
Torchmark Corp.	41,252	2,160,367
The Travelers Cos., Inc.	107,105	10,061,444
Unum Group	80,490	2,767,246
XL Group PLC	83,869	2,781,935

		154,024,895
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	119,694	38,594,133
Expedia, Inc.	31,339	2,745,923
Netflix, Inc. (b)	18,988	8,567,006
priceline.com, Inc. (b)	16,568	19,195,354
TripAdvisor, Inc. (b)	35,241	3,221,732

		72,324,148
Internet Software & Services — 3.4%
Akamai Technologies, Inc. (b)	56,311	3,367,398
eBay, Inc. (b)	356,817	20,206,547
Facebook, Inc., Class A (b)	616,055	48,692,987
Google, Inc., Class A (b)	89,752	52,810,974
Google, Inc., Class C (b)	89,744	51,814,596
VeriSign, Inc. (b)	35,543	1,959,130
Yahoo!, Inc. (b)	292,206	11,907,395

		190,759,027
IT Services — 3.3%
Accenture PLC, Class A	199,413	16,216,265
Alliance Data Systems Corp. (b)	17,549	4,356,890
Automatic Data Processing, Inc.	151,922	12,621,680
Cognizant Technology Solutions Corp., Class A (b)	192,146	8,602,376
Computer Sciences Corp.	45,804	2,800,915
Fidelity National Information Services, Inc.	90,164	5,076,233
Fiserv, Inc. (b)	78,722	5,088,196
International Business Machines Corp.	293,087	55,636,705
Mastercard, Inc., Class A	310,939	22,984,611
Paychex, Inc.	103,276	4,564,799
Teradata Corp. (b)	48,963	2,052,529
Total System Services, Inc.	52,122	1,613,697
Visa, Inc., Class A	155,515	33,182,236

4	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
The Western Union Co. (c)	167,351	$2,684,310
Xerox Corp.	342,424	4,530,270

		182,011,712
Leisure Products — 0.1%
Hasbro, Inc.	36,243	1,993,184
Mattel, Inc.	106,712	3,270,723

		5,263,907
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	105,409	6,006,205
PerkinElmer, Inc.	35,747	1,558,569
Thermo Fisher Scientific, Inc.	126,065	15,342,110
Waters Corp. (b)	26,524	2,629,059

		25,535,943
Machinery — 1.6%
Caterpillar, Inc.	198,359	19,643,492
Cummins, Inc.	54,014	7,128,768
Deere & Co.	113,226	9,283,400
Dover Corp.	52,588	4,224,394
Flowserve Corp.	43,216	3,047,592
Illinois Tool Works, Inc.	115,239	9,728,476
Ingersoll-Rand PLC	84,537	4,764,505
Joy Global, Inc.	31,012	1,691,395
PACCAR, Inc.	112,177	6,380,067
Pall Corp.	33,739	2,823,954
Parker Hannifin Corp.	47,032	5,368,703
Pentair PLC	60,830	3,983,757
Snap-on, Inc.	18,389	2,226,540
Stanley Black & Decker, Inc.	49,390	4,385,338
Xylem, Inc.	57,707	2,048,021

		86,728,402
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A (c)	68,862	1,205,774
CBS Corp., Class B	153,110	8,191,385
Comcast Corp., Class A	817,600	43,970,528
DIRECTV (b)	158,676	13,728,647
Discovery Communications, Inc., Class A (b)	46,738	1,766,696
Discovery Communications, Inc., Class C (b)	86,370	3,219,874
Gannett Co., Inc.	71,171	2,111,643
The Interpublic Group of Cos., Inc.	133,116	2,438,685
News Corp., Class A (b)	157,236	2,570,809
Omnicom Group, Inc.	79,341	5,463,421
Scripps Networks Interactive, Inc., Class A	32,755	2,557,838
Time Warner Cable, Inc.	88,050	12,634,294
Time Warner, Inc.	270,048	20,310,310
Common Stocks	Shares	Value
Media (concluded)
Twenty-First Century Fox, Inc., Class A	594,992	$20,402,276
Viacom, Inc., Class B	120,273	9,253,805
The Walt Disney Co.	498,887	44,415,910

		194,241,895
Metals & Mining — 0.5%
Alcoa, Inc.	371,716	5,980,911
Allegheny Technologies, Inc.	34,279	1,271,751
Freeport-McMoRan Copper & Gold, Inc.	328,311	10,719,354
Newmont Mining Corp.	157,828	3,637,935
Nucor Corp.	100,755	5,468,981

		27,078,932
Multi-Utilities — 1.1%
Ameren Corp.	76,616	2,936,691
CenterPoint Energy, Inc.	135,701	3,320,603
CMS Energy Corp.	86,924	2,578,166
Consolidated Edison, Inc.	92,491	5,240,540
Dominion Resources, Inc.	184,095	12,719,124
DTE Energy Co.	55,898	4,252,720
Integrys Energy Group, Inc.	25,306	1,640,335
NiSource, Inc.	99,685	4,085,091
PG&E Corp.	148,960	6,709,158
Public Service Enterprise Group, Inc.	159,765	5,949,649
SCANA Corp.	44,910	2,227,985
Sempra Energy	73,036	7,696,534
TECO Energy, Inc.	73,798	1,282,609
Wisconsin Energy Corp. (c)	71,250	3,063,750

		63,702,955
Multiline Retail — 0.7%
Dollar General Corp. (b)	95,937	5,862,710
Dollar Tree, Inc. (b)	64,957	3,642,139
Family Dollar Stores, Inc.	30,317	2,341,685
Kohl’s Corp.	64,684	3,947,665
Macy’s, Inc.	111,554	6,490,212
Nordstrom, Inc.	45,052	3,080,205
Target Corp.	200,224	12,550,040

		37,914,656
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	159,854	16,215,590
Apache Corp.	120,825	11,341,843
Cabot Oil & Gas Corp.	131,808	4,308,804
Chesapeake Energy Corp.	164,121	3,773,142
Chevron Corp.	599,887	71,578,517
Cimarex Energy Co.	27,483	3,477,424
ConocoPhillips	388,452	29,724,347
CONSOL Energy, Inc.	72,856	2,758,328
Denbury Resources, Inc.	111,113	1,670,028

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Devon Energy Corp.	121,508	$8,284,415
EOG Resources, Inc.	172,963	17,126,796
EQT Corp.	47,817	4,377,168
Exxon Mobil Corp.	1,347,248	126,708,674
Hess Corp.	82,630	7,793,662
Kinder Morgan, Inc.	207,820	7,967,819
Marathon Oil Corp.	213,072	8,009,377
Marathon Petroleum Corp.	89,503	7,578,219
Murphy Oil Corp.	52,728	3,000,751
Newfield Exploration Co. (b)	43,090	1,597,346
Noble Energy, Inc.	113,828	7,781,282
Occidental Petroleum Corp.	246,290	23,680,784
ONEOK, Inc.	65,788	4,312,403
Phillips 66	176,556	14,355,768
Pioneer Natural Resources Co.	45,223	8,907,574
QEP Resources, Inc.	52,337	1,610,933
Range Resources Corp.	53,258	3,611,425
Southwestern Energy Co. (b)	111,494	3,896,715
Spectra Energy Corp.	212,044	8,324,847
Tesoro Corp.	40,510	2,470,300
Valero Energy Corp.	166,785	7,717,142
The Williams Cos., Inc.	212,471	11,760,270

		435,721,693
Paper & Forest Products — 0.1%
International Paper Co.	134,897	6,439,983
Personal Products — 0.1%
Avon Products, Inc.	137,175	1,728,405
The Estee Lauder Cos., Inc., Class A	71,069	5,310,276

		7,038,681
Pharmaceuticals — 6.2%
AbbVie, Inc.	502,859	29,045,136
Actavis PLC (b)	83,474	20,140,607
Allergan, Inc.	93,883	16,729,012
Bristol-Myers Squibb Co.	523,779	26,807,009
Eli Lilly & Co.	310,609	20,142,994
Hospira, Inc. (b)	53,336	2,775,072
Johnson & Johnson	890,950	94,966,360
Mallinckrodt PLC (b)	35,843	3,231,246
Merck & Co., Inc.	911,276	54,020,441
Mylan, Inc. (b)	118,228	5,378,192
Perrigo Co. PLC	42,253	6,345,978
Pfizer, Inc.	2,003,124	59,232,377
Zoetis, Inc.	158,486	5,856,058

		344,670,482
Professional Services — 0.2%
The Dun & Bradstreet Corp.	11,489	1,349,613
Equifax, Inc.	38,532	2,879,882
Nielsen Holdings NV	96,150	4,262,329
Common Stocks	Shares	Value
Professional Services (concluded)
Robert Half International, Inc.	43,428	$2,127,972

		10,619,796
Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	125,163	11,719,012
Apartment Investment & Management Co., Class A	46,247	1,471,580
AvalonBay Communities, Inc.	41,455	5,843,911
Boston Properties, Inc.	48,413	5,604,289
Crown Castle International Corp.	105,535	8,498,734
Equity Residential	114,277	7,037,178
Essex Property Trust, Inc.	20,065	3,586,619
General Growth Properties, Inc.	198,309	4,670,177
HCP, Inc.	144,988	5,757,473
Health Care REIT, Inc. (c)	102,396	6,386,439
Host Hotels & Resorts, Inc.	239,028	5,098,467
Kimco Realty Corp.	129,651	2,840,653
The Macerich Co.	44,426	2,835,712
Plum Creek Timber Co., Inc. (c)	55,919	2,181,400
Prologis, Inc.	158,053	5,958,598
Public Storage	45,830	7,600,447
Simon Property Group, Inc.	98,184	16,143,413
Ventas, Inc.	92,518	5,731,490
Vornado Realty Trust	55,152	5,512,994
Weyerhaeuser Co.	166,949	5,318,995

		119,797,581
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (b)	88,067	2,619,113
Road & Rail — 1.0%
CSX Corp.	315,769	10,123,554
Kansas City Southern	34,838	4,222,366
Norfolk Southern Corp.	97,785	10,912,806
Ryder System, Inc.	16,788	1,510,416
Union Pacific Corp.	283,504	30,737,504

		57,506,646
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	97,605	3,492,307
Analog Devices, Inc.	99,202	4,909,507
Applied Materials, Inc.	384,978	8,319,375
Avago Technologies Ltd.	79,488	6,915,456
Broadcom Corp., Class A	169,895	6,867,156
First Solar, Inc. (b)	23,763	1,563,843
Intel Corp.	1,564,056	54,460,430
KLA-Tencor Corp.	52,239	4,115,388
Lam Research Corp.	51,196	3,824,341
Linear Technology Corp.	75,386	3,346,385
Microchip Technology, Inc.	63,245	2,987,061
Micron Technology, Inc. (b)	338,336	11,591,391
NVIDIA Corp.	162,629	3,000,505
Texas Instruments, Inc.	337,247	16,083,309

6	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Xilinx, Inc.	84,879	$3,594,626

		135,071,080
Software — 3.8%
Adobe Systems, Inc. (b)	149,294	10,329,652
Autodesk, Inc. (b)	71,772	3,954,637
CA, Inc.	101,292	2,830,099
Citrix Systems, Inc. (b)	51,982	3,708,396
Electronic Arts, Inc. (b)	98,753	3,516,594
Intuit, Inc.	89,648	7,857,647
Microsoft Corp.	2,603,071	120,678,372
Oracle Corp.	1,027,351	39,326,996
Red Hat, Inc. (b)	59,789	3,357,152
Salesforce.com, Inc. (b)	181,889	10,464,074
Symantec Corp.	218,014	5,125,509

		211,149,128
Specialty Retail — 2.1%
AutoNation, Inc. (b)	24,749	1,245,122
AutoZone, Inc. (b)	10,299	5,248,988
Bed Bath & Beyond, Inc. (b)	63,797	4,199,757
Best Buy Co., Inc.	91,721	3,080,908
CarMax, Inc. (b)	69,255	3,216,895
GameStop Corp., Class A	35,590	1,466,308
The Gap, Inc.	86,588	3,609,854
The Home Depot, Inc.	425,186	39,006,564
L Brands, Inc.	77,605	5,197,983
Lowe’s Cos., Inc.	311,833	16,502,202
O’Reilly Automotive, Inc. (b)	32,780	4,928,801
PetSmart, Inc.	31,346	2,197,041
Ross Stores, Inc.	66,286	5,009,896
Staples, Inc.	203,498	2,462,326
Tiffany & Co.	35,553	3,424,109
TJX Cos., Inc.	218,904	12,952,550
Tractor Supply Co.	43,491	2,675,131
Urban Outfitters, Inc. (b)	32,218	1,182,401

		117,606,836
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	1,891,614	190,580,110
EMC Corp.	640,865	18,751,710
Hewlett-Packard Co.	589,568	20,911,977
NetApp, Inc.	100,853	4,332,645
SanDisk Corp.	70,835	6,938,288
Seagate Technology PLC	103,315	5,916,850
Western Digital Corp.	69,509	6,764,616

		254,196,196
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	86,879	3,093,761
Fossil Group, Inc. (b)	14,708	1,381,081
Michael Kors Holdings Ltd. (b)	64,864	4,630,641
NIKE, Inc., Class B	222,183	19,818,724
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
PVH Corp.	26,059	$3,157,048
Ralph Lauren Corp.	19,181	3,159,686
Under Armour, Inc., Class A (b)	52,579	3,633,209
VF Corp.	108,977	7,195,751

		46,069,901
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	152,179	1,479,180
People’s United Financial, Inc.	98,207	1,421,055

		2,900,235
Tobacco — 1.5%
Altria Group, Inc.	626,584	28,785,269
Lorillard, Inc.	113,730	6,813,564
Philip Morris International, Inc.	493,488	41,156,899
Reynolds American, Inc.	97,343	5,743,237

		82,498,969
Trading Companies & Distributors — 0.2%
Fastenal Co.	86,217	3,871,143
United Rentals, Inc. (b)	30,314	3,367,885
W.W. Grainger, Inc.	19,210	4,834,197

		12,073,225
Total Long-Term Investments (Cost — $3,060,312,291) — 99.7%		5,534,518,590

Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (a)(d)	25,771,297	25,771,297
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (a)(d)(e)	3,336,807	3,336,807
Total Short-Term Securities (Cost — $29,108,104) — 0.5%		29,108,104
Total Investments Before Investments Sold Short (Cost — $3,089,420,395*) — 100.2%		5,563,626,694

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Software
CDK Global, Inc. (b)(f)	(50,640)	$(1,549,078)
Total Investments Sold Short (Proceeds — $1,548,993) — (0.0%)		(1,549,078)
Total Investments, Net of Investments Sold Short (Cost $3,087,871,402) — 100.2%		5,562,077,616
Liabilities in Excess of Other Assets — (0.2)%		(10,931,567)

Net Assets — 100.0%		$5,551,146,049
* As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$2,735,305,619

Gross unrealized appreciation		$2,917,520,366
Gross unrealized depreciation		(89,199,291)

Net unrealized appreciation		$2,828,321,075

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased	Shares Sold	Shares Held at September 30, 2014	Value at September 30, 2014	Income	Realized Gain
BlackRock, Inc.	40,465	356	(968)	39,853	$13,084,537	$230,556	$80,596
BlackRock Cash Funds:
Institutional, SL Agency Shares	92,138,359	—	(66,367,062)[1]	25,771,297	$25,771,297	$58,917	—
BlackRock Cash Funds:
Prime, SL Agency Shares	11,657,294	—	(8,320,487)[1]	3,336,807	$3,336,807	$90,908	—
The PNC Financial Services Group, Inc.	169,461	4,152	(2,844)	170,769	$14,614,411	$236,121	$46,015

[1]	Represent net shares sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	In order to track the performance of its benchmark index, the Series sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

8	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
343	S&P 500 E-Mini Index	Chicago Mercantile	December 2014	$33,708,325	$(284,257)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted price in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks [1]	$5,534,518,590	—	—	$5,534,518,590
Short-Term Securities:
Money Market Funds	29,108,104	—	—	29,108,104
Liabilities:
Investments:
Investments Sold Short	(1,549,078)	—	—	(1,549,078)

Total	$5,562,077,616	—	—	$5,562,077,616

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014	9

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(284,257)	—	—	$(284,257)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,009,000	—	—	$2,009,000
Liabilities:
Bank overdraft	—	$(103,616)	—	(103,616)
Collateral on securities loaned at value	—	(3,336,807)	—	(3,336,807)

Total	$2,009,000	$(3,440,423)	—	$(1,431,423)

There were no transfers between levels during the period ended September 30, 2014.

10	BLACKROCK S&P 500 STOCK FUND	SEPTEMBER 30, 2014

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
Date:	November 26, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
Date:	November 26, 2014